                            PROSPECTUS - MAY 1, 2001
--------------------------------------------------------------------------------
[SIDE NOTE]
THE FUNDS
- Aetna Ascent VP
- Aetna Balanced VP, Inc.
- Aetna Income Shares d/b/a Aetna Bond VP
- Aetna Crossroads VP
- Aetna Growth VP
- Aetna Variable Fund d/b/a Aetna Growth and Income VP
- Aetna Index Plus Large Cap VP
- Aetna Index Plus Mid Cap VP
- Aetna Index Plus Small Cap VP
- Aetna International VP
- Aetna Legacy VP
- Aetna Variable Encore Fund d/b/a Aetna Money Market
VP
- Aetna Small Company VP
- Aetna Technology VP
- Aetna Value Opportunity VP
- AIM V.I. Capital Appreciation Fund
- AIM V.I. Growth Fund
- AIM V.I. Growth and Income Fund
- AIM V.I. Value Fund
- Calvert Social Balanced Portfolio
- Fidelity Variable Insurance Products Fund (VIP)
Equity-Income Portfolio
- Fidelity Variable Insurance Products Fund (VIP)
Growth Portfolio
- Fidelity Variable Insurance Products Fund (VIP)
Overseas Portfolio
- Fidelity Variable Insurance Products Fund II (VIP II)
Contrafund-Registered Trademark- Portfolio
- Janus Aspen Aggressive Growth Portfolio
- Janus Aspen Balanced Portfolio
- Janus Aspen Flexible Income Portfolio
- Janus Aspen Growth Portfolio
- Janus Aspen Worldwide Growth Portfolio
- Oppenheimer Global Securities
    Fund/VA
- Oppenheimer Strategic Bond Fund/VA
- Portfolio Partners, Inc.(PPI) MFS Capital
Opportunities Portfolio
- Portfolio Partners, Inc. (PPI) MFS Emerging Equities
Portfolio
- Portfolio Partners, Inc. (PPI) MFS Research Growth
Portfolio
- Portfolio Partners, Inc. (PPI) Scudder International
Growth Portfolio
- Portfolio Partners, Inc. (PPI) T. Rowe Price Growth
Equity Portfolio

[END SIDE NOTE]
THE CONTRACTS. The contracts described in this prospectus are individual deferred fixed or variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company, we, us, our). They are issued to you, the contract holder as either a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986 as amended (Tax Code) or a Roth IRA under section 408A.
Additionally, the traditional IRA may be used as a funding option for a Simplified Employee Pension (SEP) plan under section 408(k). The contracts are not currently available as a Simple IRA under section 408(p).

WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

TABLE OF CONTENTS . . . PAGE 3

INVESTMENT OPTIONS. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable
Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page.
Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund.
You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. The funds in which the subaccounts invest have various risks.
Information about the risks of investing in the funds is located in the "Investment Options" section on page 12, Appendix IV--Description of Underlying Funds, and each fund prospectus. Read this prospectus in conjunction with the fund prospectuses and retain the prospectuses for future reference.

GETTING ADDITIONAL INFORMATION. You may obtain the
May 1, 2001 Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-262-3862.
You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's
(SEC) website, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room.
Information on the operation of the Public Reference
Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street,
N.W., Washington, DC 20549. The SAI table of contents is listed on page 42 of this prospectus. The SAI is incorporated into this prospectus by reference.

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by the Guaranteed Accumulation Account prospectus, if applicable. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

--------------------------------------------------------------------------------

                                    FIXED INTEREST OPTIONS.

                                    -- Guaranteed Interest Account

                                    -- Fixed Account

                                    -- Guaranteed Accumulation Account
                                    (available in New York only)

                                    Except as specifically mentioned, this
                                    prospectus describes only the variable
                                    investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Accumulation Account prospectus.

                                    AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

                               TABLE OF CONTENTS

   CONTRACT OVERVIEW..............................   4
   Contract Design
   1994 Contracts and 1992 Contracts
   Contract Facts
   Questions: Contacting the Company (sidebar)
   Sending Forms and Written Requests in Good
   Order (sidebar)
   Contract Phases: The Accumulation Phase, The
   Income Phase

 FEE TABLE........................................   6

 CONDENSED FINANCIAL INFORMATION..................  12

 INVESTMENT OPTIONS...............................  12

 TRANSFERS AMONG INVESTMENT OPTIONS...............  14

 PURCHASE.........................................  15

 RIGHT TO CANCEL..................................  17

 FEES.............................................  18

 YOUR ACCOUNT VALUE...............................  22

 WITHDRAWALS......................................  25

 SYSTEMATIC DISTRIBUTION OPTIONS..................  27

 DEATH BENEFIT....................................  28

 THE INCOME PHASE.................................  29

 TAXATION.........................................  33

 OTHER TOPICS.....................................  38

 The Company -- Variable Annuity AccountC -- Contract
 Distribution -- Payment Delay or Suspension --
 Performance Reporting -- Voting Rights -- Contract
 Modification -- Involuntary Terminations -- Legal
 Matters and Proceedings

 CONTENTS OF THE STATEMENT OF ADDITIONAL
 INFORMATION......................................  42

 APPENDIX I -- GUARANTEED INTEREST ACCOUNT........  43

 APPENDIX II -- FIXED ACCOUNT.....................  44

 APPENDIX III -- GUARANTEED ACCUMULATION
 ACCOUNT..........................................  45

 APPENDIX IV -- DESCRIPTION OF UNDERLYING FUNDS...  47

 APPENDIX V -- CONDENSED FINANCIAL INFORMATION....  69

[SIDE NOTE]
QUESTIONS: CONTACTING THE
COMPANY. To answer your questions, contact your sales representative or write or call our Home Office at:
ING Aetna Financial Services
Individual Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1258
1-800-262-3862
SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact us or your sales representative to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.
[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional information.

                                CONTRACT DESIGN
-------------------------------------------------------------------

The contracts described in this prospectus are individual, deferred, fixed or variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals.

                       1994 CONTRACTS AND 1992 CONTRACTS
-------------------------------------------------------------------

Throughout the prospectus we refer to 1994 contracts and 1992 contracts.

1994 CONTRACTS. We began selling these contracts in 1994 and we are currently selling these contracts. You have a 1994 contract if your contract form number, located on the bottom of the first and last page of your contract, begins with the letters IRA-CDA-IC. In some cases the form number will appear as IRA-CDA-93, IRA-CDA-97 or IRA-CDA-98.

1992 CONTRACTS. We began selling these contracts in 1992 and stopped sale of them during 1994. You have a 1992 contract if your contract form number, located on the bottom of the first and last page of your contract, begins with the letters IP-CDA-IB.

                                 CONTRACT FACTS
-------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right to Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase, you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. See "Withdrawals" and "Taxation." Amounts withdrawn from the Guaranteed Accumulation Account may be subject to a market value adjustment. See
Appendix III.

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES. Certain fees are deducted from your account value. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs) also defer payment of taxes on earnings until they are withdrawn. Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                CONTRACT PHASES
-------------------------------------------------------------------

I. THE ACCUMULATION PHASE
   (accumulating dollars under your
   contract)

STEP 1: You provide us with your
completed application and initial
purchase payment. We establish an
account for you and credit that
account with your initial purchase
payment.

                                  EDGAR REPRESENTATION OF DATA POINTS USED IN
PRINTED                                   GRAPHIC
STEP 2: You direct us to invest
your purchase payment in one or
more of the following investment
options:
(a)  Fixed Interest Options; or
(b)  Variable Investment Options
     (The variable investment
     options are the subaccounts of
     Variable Annuity Account

                                  Payments to Your Account
                                  Step 1
                                  Aetna Life Insurance and Annuity Company

(A)  STEP 2  (B)

                                  Fixed Interest Options
                                  VARIABLE ANNUITY ACCOUNT C Variable Investment
Options

THE SUBACCOUNTS
A                  B  ETC.

                                  Step 3

MUTUAL FUND A  MUTUAL FUND B

    C. Each one invests in a
     specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its corresponding fund.

II. THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

-- Receive income phase payments for a specified period of time or for life;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an income phase option that provide for payments to your beneficiary;
   or

-- Select income phase payments that are fixed or vary based on the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Maximum Transaction Fees
-- Maximum Fees Deducted from Investments in the Separate Account
-- Fees Deducted by the Funds
-- Hypothetical Examples
ALSO SEE THE "FEES" SECTION FOR:
-- How, When and Why Fees are Deducted
-- Reduction, Waiver and/or Elimination of Certain Fees
-- Premium and Other Taxes
-- Charges for Aetna GET Fund
ALSO SEE "THE INCOME PHASE" SECTION FOR:
-- Fees During the Income Phase
[END SIDE NOTE]

FEE TABLE
----------------------------------------------

The tables and examples in this section show the fees that may affect your account value during the accumulation phase. See "The Income Phase" for fees that may apply after you begin receiving income phase payments under the contract. The fees shown below do not reflect any premium tax that may apply.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE. (As a percentage of the amount withdrawn.)(1) See "Fees -- Early Withdrawal Charge" for a description of which early withdrawal charge schedule applies to each contract.
                                   SCHEDULE A

                                                                        Early
                                                                        Withdrawal
                    Contract Years                                      Charge
                    --------------------------------------------------  ---
                    Fewer than 1                                        1%
                    1 or more                                           0%

                                   SCHEDULE B

                                                                        Early
                                                                        Withdrawal
                    Contract Years                                      Charge
                    --------------------------------------------------  ---
                    Less than 5                                         5%
                    5 or more but fewer than 6                          4%
                    6 or more but fewer than 7                          3%
                    7 or more but fewer than 8                          2%
                    8 or more but fewer than 9                          1%
                    9 or more                                           0%

                                   SCHEDULE C

                                                                        Early
                                                                        Withdrawal
                    Contract Years                                      Charge
                    --------------------------------------------------  ---
                    Less than 2                                         6%
                    2 or more but fewer than 3                          5%
                    3 or more but fewer than 4                          4%
                    4 or more but fewer than 5                          3%
                    5 or more but fewer than 6                          2%
                    6 or more but fewer than 7                          1%
                    7 or more                                           0%

ANNUAL MAINTENANCE FEE ............................................... $25.00(2)

TRANSFER CHARGE ....................................................... $0.00(3)

(1) The total early withdrawal charge deducted will not exceed 8.5% of the total purchase payments made to a contract. See "Fees--Early Withdrawal Charge."
(2) The annual maintenance fee may be waived if your account value is $10,000 or greater on the day before the maintenance fee is deducted. Additionally, for 1992 contracts, if the initial purchase payment was $10,000 or greater, the annual maintenance fee is $0. See "Fees--Annual Maintenance Fee."
(3) During the accumulation phase, we allow you twelve free transfers among investment options each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers."

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

(Daily deductions equal to the given percentage of values invested in the subaccounts on an annual basis)

        Mortality and Expense Risk Charge                           1.25%(4)
        Administrative Expense Charge          0.00%        -       0.25%(5)
                                              ------------------------------
        Total Separate Account Expenses        1.25%        -        1.50%
                                              ==============================

(4) This illustrates the maximum mortality and expense risk charge that may be deducted under the contracts. For 1994 contracts, which we currently sell, this charge may be reduced to 1.15% under certain circumstances. See "Fees--Mortality and Expense Risk Charge."
(5) We currently do not impose this charge, however, if allowed by your contract, we reserve the right to charge up to 0.25% annually. See "Fees--Administrative Expense Charge."

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund and are based on figures for the year ended December 31, 2000.

                                 FUND EXPENSE TABLE(1)
                                                 Total Fund                 Net Fund
                                                   Annual                    Annual
                                                  Expenses                  Expenses
                           Investment             Without       Total         After
                            Advisory    Other    Waivers or  Waivers and     Waivers
Fund Name                     Fees     Expenses  Reductions  Reductions   or Reductions
---------                     ----     --------  ----------  ----------   -------------
Aetna Ascent VP(2)             0.60%     0.15%       0.75%       0.00%          0.75%
Aetna Balanced VP, Inc.        0.50%     0.09%       0.59%         --           0.59%
Aetna Bond VP                  0.40%     0.10%       0.50%         --           0.50%
Aetna Crossroads VP(3)         0.60%     0.15%       0.75%       0.05%          0.70%
Aetna Growth VP(2)             0.60%     0.10%       0.70%       0.00%          0.70%
Aetna Growth and Income
  VP                           0.50%     0.08%       0.58%         --           0.58%
Aetna Index Plus Large
  Cap VP(2)                    0.35%     0.09%       0.44%       0.00%          0.44%
Aetna Index Plus Mid Cap
  VP(3)                        0.40%     0.22%       0.62%       0.02%          0.60%
Aetna Index Plus Small
  Cap VP(3)                    0.40%     0.46%       0.86%       0.26%          0.60%
Aetna International VP(3)      0.85%     0.49%       1.34%       0.19%          1.15%
Aetna Legacy VP(3)             0.60%     0.16%       0.76%       0.11%          0.65%
Aetna Money Market VP          0.25%     0.09%       0.34%         --           0.34%
Aetna Small Company VP(2)      0.75%     0.12%       0.87%       0.00%          0.87%
Aetna Technology VP(3)         0.95%     0.25%       1.20%       0.05%          1.15%
Aetna Value Opportunity
  VP(2)                        0.60%     0.15%       0.75%       0.00%          0.75%
AIM V.I. Capital
  Appreciation Fund            0.61%     0.21%       0.82%         --           0.82%
AIM V.I. Growth Fund           0.61%     0.22%       0.83%         --           0.83%
AIM V.I. Growth and
  Income Fund                  0.60%     0.24%       0.84%         --           0.84%
AIM V.I. Value Fund            0.61%     0.23%       0.84%         --           0.84%
Calvert Social Balanced
  Portfolio(4)                 0.70%     0.18%       0.88%       0.00%          0.88%
Fidelity VIP
  Equity-Income
  Portfolio(5)                 0.48%     0.08%       0.56%         --           0.56%
Fidelity VIP Growth
  Portfolio(5)                 0.57%     0.08%       0.65%         --           0.65%
Fidelity VIP Overseas
  Portfolio(5)                 0.72%     0.17%       0.89%         --           0.89%
Fidelity VIP II
  Contrafund-Registered
  Trademark- Portfolio(5)      0.57%     0.09%       0.66%         --           0.66%
Janus Aspen Aggressive
  Growth Portfolio(6)          0.65%     0.01%       0.66%       0.00%          0.66%
Janus Aspen Balanced
  Portfolio(6)                 0.65%     0.01%       0.66%       0.00%          0.66%
Janus Aspen Flexible
  Income Portfolio(6)          0.65%     0.11%       0.76%       0.00%          0.76%
Janus Aspen Growth
  Portfolio(6)                 0.65%     0.02%       0.67%       0.00%          0.67%
Janus Aspen Worldwide
  Growth Portfolio(6)          0.65%     0.04%       0.69%       0.00%          0.69%
Oppenheimer Global
  Securities Fund/VA           0.64%     0.04%       0.68%         --           0.68%
Oppenheimer Strategic
  Bond Fund/VA                 0.74%     0.05%       0.79%         --           0.79%
PPI MFS Capital
  Opportunities
  Portfolio(7)                 0.65%     0.25%       0.90%       0.00%          0.90%
PPI MFS Emerging Equities
  Portfolio(7)                 0.66%     0.13%       0.79%       0.00%          0.79%
PPI MFS Research Growth
  Portfolio(7)                 0.69%     0.15%       0.84%       0.00%          0.84%
PPI Scudder International
  Growth Portfolio(7)          0.80%     0.20%       1.00%       0.00%          1.00%
PPI T. Rowe Price Growth
  Equity Portfolio(7)          0.60%     0.15%       0.75%       0.00%          0.75%

FOOTNOTES TO THE "FUND EXPENSE TABLE"

(1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements generally are separate from the expenses shown above and do not affect, directly or indirectly, the expenses paid by investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to maintain a certain expense ratio. Actual expenses for these funds for the period ended December 31, 2000 were at or below contractual limits.
(3) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's total fund annual expenses do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."
(4) "Other Expenses" reflect an indirect fee of 0.02% relating to an expense offset arrangement with the portfolio's custodian. The amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waiver or Reductions would be 0.86%.
(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(6) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.
(7) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2002, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

HYPOTHETICAL EXAMPLES

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total fund annual expenses, the maximum mortality and expense risk charge of 1.25% annually, the maximum administrative expense charge of 0.25% annually and an annual maintenance fee of $25 (converted to a percentage of assets equal to 0.072%). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

 -- These examples are purely hypothetical.              EXAMPLE A                           EXAMPLE B
 -- They should not be considered a representation of    If you withdraw your entire         If you withdraw your entire
    past or future fees or expected returns.             account value at the end of the     account value at the end of the
 -- Actual expenses and/or returns may be more or less   periods shown, you would pay the    periods shown, you would pay the
    than those shown in these examples.                  following expenses, including any   following expenses, including any
                                                         charge assessed under early         charge assessed under early
                                                         withdrawal charge Schedule A:       withdrawal charge Schedule B:

                                                         1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                         ------  -------  -------  --------  ------  -------  -------  --------
Aetna Ascent VP                                           $24      $73     $124      $266     $75     $127     $170      $266
Aetna Balanced VP, Inc.                                   $22      $68     $116      $250     $73     $122     $162      $250
Aetna Bond VP                                             $21      $65     $111      $240     $72     $119     $158      $240
Aetna Crossroads VP                                       $24      $73     $124      $266     $75     $127     $170      $266
Aetna Growth VP                                           $23      $71     $122      $261     $74     $125     $167      $261
Aetna Growth and Income VP                                $22      $67     $116      $248     $73     $122     $162      $248
Aetna Index Plus Large Cap VP                             $20      $63     $108      $234     $72     $118     $155      $234
Aetna Index Plus Mid Cap VP                               $22      $69     $118      $253     $74     $123     $163      $253
Aetna Index Plus Small Cap VP                             $25      $76     $130      $277     $76     $130     $175      $277
Aetna International VP                                    $29      $90     $153      $323     $80     $143     $198      $323
Aetna Legacy VP                                           $24      $73     $125      $267     $75     $127     $170      $267
Aetna Money Market VP                                     $19      $60     $103      $223     $71     $115     $150      $223
Aetna Small Company VP                                    $25      $76     $130      $278     $76     $130     $176      $278
Aetna Technology VP                                       $28      $86     $147      $310     $79     $139     $191      $310
Aetna Value Opportunity VP                                $24      $73     $124      $266     $75     $127     $170      $266
AIM V.I. Capital Appreciation Fund                        $24      $75     $128      $273     $76     $129     $173      $273
AIM V.I. Growth Fund                                      $24      $75     $128      $274     $76     $129     $174      $274
AIM V.I. Growth and Income Fund                           $24      $75     $129      $275     $76     $129     $174      $275
AIM V.I. Value Fund                                       $24      $75     $129      $275     $76     $129     $174      $275
Calvert Social Balanced Portfolio                         $25      $76     $131      $279     $76     $130     $176      $279
Fidelity VIP Equity-Income Portfolio                      $22      $67     $115      $246     $73     $121     $161      $246
Fidelity VIP Growth Portfolio                             $23      $69     $119      $256     $74     $124     $165      $256
Fidelity VIP Overseas Portfolio                           $25      $77     $131      $280     $76     $131     $176      $280
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                               $23      $70     $120      $257     $74     $124     $165      $257
Janus Aspen Aggressive Growth Portfolio                   $23      $70     $120      $257     $74     $124     $165      $257
Janus Aspen Balanced Portfolio                            $23      $70     $120      $257     $74     $124     $165      $257
Janus Aspen Flexible Income Portfolio                     $24      $73     $125      $267     $75     $127     $170      $267
Janus Aspen Growth Portfolio                              $23      $70     $120      $258     $74     $124     $166      $258
Janus Aspen Worldwide Growth Portfolio                    $23      $71     $121      $260     $74     $125     $167      $260
Oppenheimer Global Securities Fund/VA                     $23      $70     $121      $259     $74     $125     $166      $259
Oppenheimer Strategic Bond Fund/VA                        $24      $74     $126      $270     $75     $128     $172      $270
PPI MFS Capital Opportunities Portfolio                   $25      $77     $132      $281     $76     $131     $177      $281
PPI MFS Emerging Equities Portfolio                       $24      $74     $126      $270     $75     $128     $172      $270
PPI MFS Research Growth Portfolio                         $24      $75     $129      $275     $76     $129     $174      $275
PPI Scudder International Growth Portfolio                $26      $80     $137      $291     $77     $134     $182      $291
PPI T. Rowe Price Growth Equity Portfolio                 $24      $73     $124      $266     $75     $127     $170      $266

 -- These examples are purely hypothetical.              EXAMPLE C                           EXAMPLE D
 -- They should not be considered a representation of    If you withdraw your entire         If you leave your entire account
    past or future fees or expected returns.             account value at the end of the     value invested or if you select an
 -- Actual expenses and/or returns may be more or less   periods shown, you would pay the    income phase payment option at the
    than those shown in these examples.                  following expenses, including any   end of the periods shown, you
                                                         charge assessed under early         would pay the following expenses,
                                                         withdrawal charge Schedule C:       (no early withdrawal charge is
                                                                                             reflected):*

                                                         1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                         ------  -------  -------  --------  ------  -------  -------  --------
Aetna Ascent VP                                           $85     $116     $147      $266     $24      $73     $124      $266
Aetna Balanced VP, Inc.                                   $84     $111     $139      $250     $22      $68     $116      $250
Aetna Bond VP                                             $83     $109     $135      $240     $21      $65     $111      $240
Aetna Crossroads VP                                       $85     $116     $147      $266     $24      $73     $124      $266
Aetna Growth VP                                           $85     $114     $144      $261     $23      $71     $122      $261
Aetna Growth and Income VP                                $84     $111     $139      $248     $22      $67     $116      $248
Aetna Index Plus Large Cap VP                             $82     $107     $132      $234     $20      $63     $108      $234
Aetna Index Plus Mid Cap VP                               $84     $112     $141      $253     $22      $69     $118      $253
Aetna Index Plus Small Cap VP                             $86     $119     $152      $277     $25      $76     $130      $277
Aetna International VP                                    $91     $133     $176      $323     $29      $90     $153      $323
Aetna Legacy VP                                           $85     $116     $147      $267     $24      $73     $125      $267
Aetna Money Market VP                                     $81     $104     $127      $223     $19      $60     $103      $223
Aetna Small Company VP                                    $86     $119     $153      $278     $25      $76     $130      $278
Aetna Technology VP                                       $89     $129     $169      $310     $28      $86     $147      $310
Aetna Value Opportunity VP                                $85     $116     $147      $266     $24      $73     $124      $266
AIM V.I. Capital Appreciation Fund                        $86     $118     $150      $273     $24      $75     $128      $273
AIM V.I. Growth Fund                                      $86     $118     $151      $274     $24      $75     $128      $274
AIM V.I. Growth and Income Fund                           $86     $118     $151      $275     $24      $75     $129      $275
AIM V.I. Value Fund                                       $86     $118     $151      $275     $24      $75     $129      $275
Calvert Social Balanced Portfolio                         $86     $120     $153      $279     $25      $76     $131      $279
Fidelity VIP Equity-Income Portfolio                      $83     $110     $138      $246     $22      $67     $115      $246
Fidelity VIP Growth Portfolio                             $84     $113     $142      $256     $23      $69     $119      $256
Fidelity VIP Overseas Portfolio                           $86     $120     $154      $280     $25      $77     $131      $280
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                               $84     $113     $143      $257     $23      $70     $120      $257
Janus Aspen Aggressive Growth Portfolio                   $84     $113     $143      $257     $23      $70     $120      $257
Janus Aspen Balanced Portfolio                            $84     $113     $143      $257     $23      $70     $120      $257
Janus Aspen Flexible Income Portfolio                     $85     $116     $147      $267     $24      $73     $125      $267
Janus Aspen Growth Portfolio                              $84     $113     $143      $258     $23      $70     $120      $258
Janus Aspen Worldwide Growth Portfolio                    $85     $114     $144      $260     $23      $71     $121      $260
Oppenheimer Global Securities Fund/VA                     $84     $114     $143      $259     $23      $70     $121      $259
Oppenheimer Strategic Bond Fund/VA                        $86     $117     $149      $270     $24      $74     $126      $270
PPI MFS Capital Opportunities Portfolio                   $87     $120     $154      $281     $25      $77     $132      $281
PPI MFS Emerging Equities Portfolio                       $86     $117     $149      $270     $24      $74     $126      $270
PPI MFS Research Growth Portfolio                         $86     $118     $151      $275     $24      $75     $129      $275
PPI Scudder International Growth Portfolio                $87     $123     $159      $291     $26      $80     $137      $291
PPI T. Rowe Price Growth Equity Portfolio                 $85     $116     $147      $266     $24      $73     $124      $266

--------------------------

* This example does not apply during the income phase if you select a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal within five years after you begin receiving payments (or within three years for 1992 contracts). In these circumstances, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to examples A, B or C).

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V of this prospectus, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares in the funds.

-- MUTUAL FUND (FUND) DESCRIPTIONS. We provide brief descriptions of the funds in Appendix IV. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.

 SELECTING INVESTMENT OPTIONS

 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

 - BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Interest Account, Fixed Account and Guaranteed Accumulation Account appendices and the Guaranteed Accumulation Account prospectus.

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements.

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. You may select no more than 18 investment options during the accumulation phase. Each subaccount, the Fixed Account, and each classification of the Guaranteed Interest Account and Guaranteed Accumulation Account that you select is considered an option, even if you no longer have amounts allocated to it. For 1994 contracts, you may select no more than ten investment options at any one time.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS  (MIXED AND SHARED FUNDING).

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

-- Shared--bought by more than one company.

-- Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS
----------------------------------------------

During the accumulation phase, you may transfer amounts among the available subaccounts. We allow you 12 free transfers each calendar year. We reserve the right to charge $10.00 for each additional transfer. We currently do not impose this charge.

Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers must be made in accordance with the terms of the contract. You may not make transfers once you enter the income phase. See "The Income Phase."

TRANSFER REQUESTS. Requests may be made in writing, by telephone or, where applicable, electronically.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. The 1994 contract, which we currently sell, permits participation in our dollar cost averaging program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain investment options to one or more of the subaccounts you select. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Accumulation Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case, a market value adjustment will apply. See the Guaranteed Accumulation Account prospectus for more information about dollar cost averaging from the Guaranteed Accumulation Account.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in the "Contract Overview--
Questions: Contacting the Company" section.

PURCHASE
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are intended to qualify under the Tax Code as one of the following:

-- A traditional Individual Retirement Annuity (IRA) under Tax Code section 408(b); or

-- A Roth IRA under Tax Code section 408A.

The traditional IRA may be used as a funding option for a Simplified Employee Pension (SEP) plan under Tax Code section 408(k). The contract is not available as a "Simple IRA" as defined in Tax Code section 408(p).

ELIGIBILITY. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to rollover or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.

HOW TO PURCHASE. Complete the application and submit it and your initial purchase payment to the Company directly or through your sales representative.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

PURCHASE PAYMENT METHODS.  The following purchase payment methods are allowed:

-- Annual contributions. The initial purchase payment must be at least $1,000 and subsequent payments may be added as long as they meet our minimum requirements in place at that time. Installment purchase payments are allowed, provided that each installment purchase payment must be at least $85 (or $1,000 annually). Monthly installments must be made via automatic bank check plan.

-- Rollovers or transfers from one or more of the following sources:

    - A traditional IRA under Tax Code section 408(b);

    - A Roth IRA under Tax Code section 408A;

    - An individual retirement account under Tax Code section 408(a) or 403(a);

    - A tax-deferred annuity under Tax Code section 403(b); or

    - A qualified pension or profit sharing plan under Tax Code section 401(a) or 401(k)

Rollovers or transfers must be a minimum of $1,500, and subsequent rollovers or payments may be added as long as they meet our minimum requirements in place at that time.

Rollovers and direct transfers are permitted from a 401, 403(a) or a 403(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to ordinary income tax, or from another Roth IRA.

PURCHASE IN THE STATE OF NEW YORK. The 1994 contract, which we currently sell, is available in New York subject to regulatory approval. Upon regulatory approval the 1994 contract will be available in New York only if you purchase the contract with an internal rollover from another contract issued by us or one of our affiliates.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options, you may find it helpful to review the "Investment Options" section.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Your refund will equal all purchase payments made.

If the purchase payments for your cancelled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

[SIDE NOTE]
TYPES OF FEES
There are five types of fees or deductions which may affect your account:
TRANSACTION FEES
- Early Withdrawal Charge
- Annual Maintenance Fee
- Transfer Charge
FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
- Mortality and Expense
 Risk Charge
- Administrative Expense
 Charge
FEES DEDUCTED BY THE FUNDS
- Investment Advisory Fees
- Other Expenses
PREMIUM AND OTHER TAXES
CHARGES FOR AETNA GET FUND
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge.

AMOUNT. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your contract. The schedules are listed below and appear on your contract schedule page. The charge will never be more than 8 1/2% of your total purchase payments to the contract.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

EARLY WITHDRAWAL CHARGE SCHEDULES

(YOUR CONTRACT SCHEDULE PAGE SHOWS WHICH OF THE FOLLOWING EARLY WITHDRAWAL CHARGE SCHEDULES APPLIES TO YOU.)
                                   SCHEDULE A

                                                                        Early
                                                                        Withdrawal
                    Contract Years                                      Charge
                    --------------------------------------------------  ---
                    Fewer than 1                                        1%
                    1 or more                                           0%

SCHEDULE A applies to 1994 contracts established with amounts that were transferred or rolled over from the Company's MAP or ADAPTOR contracts (other than MAP contracts under Variable Annuity Account C) including amounts rolled over into a Roth IRA in connection with a conduit traditional IRA, and Aetna Life Insurance Company contracts and Company general account contracts issued in connection with Tax Code sections 401 and 403 qualified plans. It also applies to previously-issued 1992 contracts established with amounts transferred from certain contracts issued by the Company under certain pension or profit sharing retirement plans only where you were not subject to an early withdrawal charge (deferred sales charge) under the prior contract at the time of transfer. The early withdrawal charge is based on the number of completed contract years since the date of initial payment to the new contract.

                                   SCHEDULE B

                                                                        Early
                                                                        Withdrawal
                    Contract Years                                      Charge
                    --------------------------------------------------  ---
                    Less than 5                                         5%
                    5 or more but fewer than 6                          4%
                    6 or more but fewer than 7                          3%
                    7 or more but fewer than 8                          2%
                    8 or more but fewer than 9                          1%
                    9 or more                                           0%

SCHEDULE B applies to 1992 contracts established with amounts that were transferred from certain existing contracts issued by the Company where the contract holder had been subject to an early withdrawal charge (deferred sales charge). The beginning early withdrawal charge is based on the number of completed contract years since the initial payment to the predecessor contract.
                                   SCHEDULE C

                                                                        Early
                                                                        Withdrawal
                    Contract Years                                      Charge
                    --------------------------------------------------  ---
                    Less than 2                                         6%
                    2 or more but fewer than 3                          5%
                    3 or more but fewer than 4                          4%
                    4 or more but fewer than 5                          3%
                    5 or more but fewer than 6                          2%
                    6 or more but fewer than 7                          1%
                    7 or more                                           0%

SCHEDULE C applies to 1994 contracts established with amounts that were transferred from contracts issued by the Company in connection with Tax Code sections 401 and 403 qualified plans, (other than those contracts described above under Schedule A), and rollovers from IRAs under Tax Code sections 408 and 408A. Rather than assessing an early withdrawal charge on the predecessor contract, the early withdrawal charge is based on the number of completed contract years since the date of initial payment to the predecessor contract. Schedule C also applies to all new purchases that are not connected with an internal transfer (e.g., external rollovers or contracts established with at least a $1,000 annual contribution), and to internal rollovers from certain variable life insurance contracts funding Tax Code section 401 qualified plans.

WAIVER. The early withdrawal charge is waived if the amount withdrawn is due to one or more of the following:

-- Used to provide income phase payments to you;

-- Paid due to your death;

-- Withdrawn under a systematic distribution option (See "Systematic
   Distribution Options");

-- Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months; or

-- Withdrawn in an amount of 10% or less of your account value, provided you are at least age 59 1/2. This applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals, unless your contract is issued in the states of Washington, Florida or New Jersey. The 10% amount will be calculated using your account value as of the date the request is received in good order at our Home Office. When a systematic distribution option is selected, this provision includes any amounts paid under that election.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT.  $25.00

WHEN/HOW. Each year during the accumulation phase we deduct this fee on your contract anniversary. It is deducted on a pro rata basis from each subaccount and fixed interest option in which you have interest.

PURPOSE. This fee reimburses us for our administrative expenses related to establishing and maintaining your account.

REDUCTION OR ELIMINATION. We will eliminate the maintenance fee if your account value is $10,000 or greater on the day before the maintenance fee is deducted. Additionally for 1992 contracts, the maintenance fee is eliminated if your initial purchase payment was $10,000 or greater.

Additionally, we may reduce or eliminate the maintenance fee if we anticipate savings on our administrative expenses for the sale because of one or more of the following:

-- The size and type of group to whom the contract is offered; or

-- The amount of expected purchase payments.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. Any reduction or elimination of this fee will be done according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

TRANSFER CHARGE

AMOUNT.  $0.00

During the accumulation phase, we currently allow you 12 free transfers each calendar year. We reserve the right, however, to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. This charge, on an annual basis, is equal to 1.25% of your account value invested in the subaccounts.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option. This charge is deducted during the accumulation phase and the income phase.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

-- The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

REDUCTION. For 1994 contracts, which we currently sell, we will reduce this charge to 1.15% provided one or more of the following conditions are met:

(1) The contract has remained in the accumulation phase for ten years following the initial payment;

(2) The initial payment is $250,000 or more; or

(3) The value of the contract is $250,000 or more on any anniversary of the date the initial purchase payment was applied.

ADMINISTRATIVE EXPENSE CHARGE

AMOUNT.  0.00%

We currently do not impose this charge. We reserve the right, however, to charge up to 0.25% annually of your account value invested in the subaccounts.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase and/or the income phase. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

FEES DEDUCTED BY THE FUNDS

MAXIMUM AMOUNT. Each fund's advisory fee and expenses are different. They are set forth on "Fee Table--Fees Deducted by the Funds" and described in more detail in each fund prospectus.

WHEN/HOW. A fund's fees and expenses are not deducted from your account. Instead, they are reflected in the daily value of fund shares, which in turn will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct premium taxes from your account value or from your purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

CHARGES FOR AETNA GET FUND

Various series of Aetna GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. If a series is available, it will be described in a supplement to this prospectus at the time it is offered. The supplement will include fee table information about the option.

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- The current dollar value of amounts invested in the subaccounts; plus

-- The current dollar value of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange. At that time we calculate the current AUV by multiplying the AUV last calculated by the net investment factor of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation; minus

-- The net assets of the fund held by the subaccount at the preceding valuation;
   plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

-- The total value of the subaccount's units at the preceding valuation; minus

-- A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees, such as guarantee charges for Aetna GET Fund, deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As an hypothetical illustration, assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A, and 100 accumulation units of Subaccount B.

                                          STEP 1:  You make an initial
                                          purchase payment of $5,000.

                                          STEP 2:
                                          A. You direct us to invest $3,000 in
                                             Fund A. The purchase payment
                                             purchases 300 accumulation units of
                                             Subaccount A ($3,000 divided by the
                                             current $10 AUV).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
                                          B. You direct us to invest $2,000 in
                                             Fund B. The purchase payment
                                             purchases 100 accumulation units of
                                             Subaccount B ($2,000 divided by the
                                             current $20 AUV).

                                          STEP 3: The separate account purchases
                                          shares of the applicable funds at the
                                          current market value

$5,000 Purchase Payment
STEP 1
Aetna Life Insurance and Annuity Company
STEP 2

VARIABLE ANNUITY ACCOUNT C
Subaccount A                Subaccount B  Etc.
300                                  100
accumulation                accumulation
units                              units

STEP 3

MUTUAL FUND A  MUTUAL FUND B

                                          (net asset value or NAV).

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The value of subaccounts may vary day to day.

[SIDE NOTE]
TAXES, FEES AND OTHER DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")
-- Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")
-- Market Value Adjustment (see Appendix III and the Guaranteed Accumulation
   Account prospectus)
-- Tax Penalty (see "Taxation")
-- Tax Withholding (see "Taxation")
To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."
[END SIDE NOTE]

WITHDRAWALS
----------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL

-- Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Interest Account, the Fixed Account, and the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment), minus any applicable early withdrawal charge and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. See Appendices I, II, III and the Guaranteed Accumulation Account prospectus for more information about withdrawals from the fixed interest options.

-- Select investment options. If you do not specify this, we will withdraw dollars Proportionally from each of your investment options.

-- Properly complete a disbursement form and submit it to our Home Office.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or on such later date as you specify on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your disbursement form in good order.

REINVESTING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of your withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any annual maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the Aetna GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinvestment privilege may be used only once. Special rules may apply to reinvestments of amounts withdrawn from the Guaranteed Interest Account and the Guaranteed Accumulation Account (see Appendices I and III). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal from the Guaranteed Accumulation Account. Seek competent advice regarding the tax consequences associated with reinvestment.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
A systematic distribution option allows you to receive regular payments from the contract, without moving into the income phase.
By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.
[END SIDE NOTE]

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------

These options may be exercised at any time during the accumulation phase of the contract. The following systematic distribution options may be available:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

-- ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law generally at age 70 1 /2 and pay you that amount once a year. ECO is not available under Roth IRA contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract Overview--
Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time, and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Home Office. If ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

[SIDE NOTE]
This section provides information about the death benefit during the accumulation phase.
For death benefit information applicable to the income phase, see "The Income Phase."
[END SIDE NOTE]

DEATH BENEFIT
----------------------------------------------

DURING THE ACCUMULATION PHASE. The contract provides a death benefit in the event of your death during the accumulation phase.

WHO RECEIVES THE DEATH BENEFIT PROCEEDS? If you would like certain individuals to receive the death benefit when it becomes payable, you may name them as your beneficiaries. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or by calling us at the number listed in "Contract Overview--Questions: Contacting the Company."

DEATH BENEFIT AMOUNT. The amount of the death benefit is equal to your account value as of the next time we value your account following the date on which we receive proof of your death in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix III and in the Guaranteed Accumulation Account prospectus.

DEATH BENEFIT PAYMENT OPTIONS. Unless otherwise requested, we will mail payment to the beneficiary within seven days after we receive proof of death and payment request acceptable to us. If allowed by the Tax Code, the designated beneficiary may elect to have the death benefit proceeds paid in any one of the following ways:

-- Lump-sum payment;

-- Payment in accordance with any of the available income phase payment options
   (see "The Income Phase"); or

-- If the beneficiary is your spouse, payment in accordance with any of the available systematic distribution options (see "Systematic Distribution Options").

The following options are also available to the beneficiary, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

-- Leave the account value invested in the contract; or

-- For certain contracts, leave the account value on deposit in the Company's general account, and receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary can withdraw the balance on deposit at any time or request to receive income payments in accordance with any of the available income phase payment options. See "The Income Phase."

TAXATION. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Income Phase Payment Option
ANNUITY PAYMENT--Income Phase Payment
ANNUITIZATION--Initiating Income Phase Payments
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase you stop contributing dollars to the contract and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of the following:

-- Payment start date;

-- Income phase payment option (see the income phase payment options table in this section);

-- Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed, variable or a combination of both fixed and variable payments; and

-- Selection of subaccounts and an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments selected, (if any) and whether you select fixed, variable or a combination of both fixed and variable income phase payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase will necessarily be available during the income phase. Payment amounts will vary depending upon the investment performance of the subaccounts you select. For variable payments, you must also select an assumed net investment rate.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Payment amounts will decline if the investment performance is less than 5% after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

SELECTING SUBACCOUNTS. The subaccounts currently available during the income phase are: The Aetna Growth and Income VP, the Aetna Bond VP and the Aetna Balanced VP, Inc. Prior to selecting a subaccount, review the prospectus of each of these funds. You may not transfer among subaccounts during the income phase.

MINIMUM PAYMENT AMOUNTS. For 1994 contracts, which we currently sell, the income phase payment option you select must result in one of the following:

-- A first income phase payment of at least $50; or

-- Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

For 1992 contracts the payment option you select must result in one of the following:

-- A first payment of at least $20; or

-- Total yearly payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. When income phase payments start, the age of the annuitant plus the number of years for which income phase payments are guaranteed, must not exceed 95. Certain tax rules may also limit length of income phase payments. For Roth IRAs those minimum distribution rules do not apply. See "Taxation."

Regardless of your income phase payment start date, your income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering this course of action.

CHARGES DEDUCTED. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative expense charge from amounts held in the subaccounts. See "Fees."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the "Income Phase Payment Options table below. If a lump-sum payment is due as a death benefit, payment will be sent within seven days following our receipt of proof of death and the payment request in good order at our Home Office. Any death benefit payable must be distributed to the beneficiary at least as rapidly as under the method of distribution in effect on the date of death.

CALCULATION OF DEATH BENEFIT. We will calculate the value of any death benefit at the next valuation after we receive proof of death acceptable to us and the payment request in good order. Such value will be reduced by any payments made after the date of death.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

INCOME PHASE PAYMENT OPTIONS

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

                            LIFETIME PAYMENT OPTIONS

     Life Income               LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.
                               DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
     Life Income--             LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments
     Guaranteed                guaranteed for your choice of 5, 10, 15 or 20 years or as otherwise
     Payments                  specified in the contract.
                               DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
     Life Income--Two Lives    LENGTH OF PAYMENTS: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment's due date.
                               CONTINUING PAYMENTS: When you select this option you choose for either:
                               (a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
                               (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment will continue to the second annuitant on the annuitant's death.
                               DEATH BENEFIT--NONE: All payments end upon the deaths of both annuitants.
     Life Income--Two Lives--  LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments
     Guaranteed                guaranteed for ten or more years as specified in the contract.
     Payments                  CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after the first death.
                               DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
                                          NONLIFETIME PAYMENT OPTION
     Nonlifetime--Guaranteed   LENGTH OF PAYMENTS: You may select payments for 3 through 30 years under
     Payments                  1992 contracts or 5 through 30 years under 1994 contracts. In certain cases a lump-sum payment may be requested at any time (see below).
                               DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
     LUMP-SUM PAYMENTS: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years (for 1994 contracts) or three years (for 1992 contracts) of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early
     Withdrawal Charge."

CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available to a beneficiary or to you under the income phase payment options listed in the table below, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income payments (i.e., the actual fixed rate used for the fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments.)

[SIDE NOTE]
IN THIS SECTION
INTRODUCTION
TAXATION OF GAINS PRIOR TO DISTRIBUTION
CONTRACT TYPE
WITHDRAWALS AND OTHER DISTRIBUTIONS
- 10% PENALTY TAX
- WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY
MINIMUM DISTRIBUTION REQUIREMENTS
ASSIGNMENT OR TRANSFER OF CONTRACTS
TAXATION OF THE COMPANY
When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]
TAXATION
----------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

-- Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

-- Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

-- We do not make any guarantee about the tax treatment of the contract or any transactions involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

TAXATION OF GAINS PRIOR TO DISTRIBUTION

You generally will not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax qualified retirement arrangements under Tax Code sections 408(a) and 408A also generally defer payment of taxes until they are withdrawn. (See "Taxation of Withdrawals and Other Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of arrangements are taxed.) Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Additionally, although earnings under the contract are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

CONTRACT TYPE

The contract is designed for use with certain retirement arrangements that qualify under Tax Code sections 408(b), 408(k) or 408A. Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish SEP plans under Tax Code section 408(k) and contribute to a traditional IRA owned by the employee. Tax Code section 408A permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

THE CONTRACT. You are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

408(B) IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

-- The distribution is rolled over to another traditional IRA or, if the IRA contains only amounts previously rolled over from a 401(a), 401(k), or 403(b) plan, the distribution is transferred to another plan of the same type; or

-- You made after-tax contributions to the plan. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

408A ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

-- Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

-- Made after you attain age 59 1/2, die, become disabled as defined in the Tax
   Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

TAXATION OF DEATH BENEFIT PROCEEDS. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a 408(b) or 408A arrangement.

The 10% penalty tax applies to the taxable portion of a distribution unless certain exceptions apply, including one or more of the following:

-- You have attained age 59 1/2;

-- You have become disabled as defined in the Tax Code;

-- You have died;

-- The distribution is rolled over in accordance with the Tax Code;

-- The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary;

-- The distribution equals unreimbursed medical expenses that qualify for a deduction as specified in the Tax Code;

-- The distribution is used to pay for health insurance premiums for certain unemployed individuals;

-- The amount withdrawn is for a qualified first-time home purchase; or

-- The amount withdrawn is for qualified higher education expenses.

These exceptions also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status. Generally, you or your beneficiary may elect not to have tax withheld from distributions.

NON-RESIDENT ALIENS. If you or your beneficiary are a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   or

-- Distribution amounts.

THE RULES ARE COMPLEX AND YOU AND ANY BENEFICIARY SHOULD CONSULT WITH A TAX ADVISER BEFORE ELECTING THE METHOD OF CALCULATION TO SATISFY THE MINIMUM DISTRIBUTION REQUIREMENTS. THE RULES ARE SUBJECT TO CHANGE AS A RESULT OF NEW REGULATIONS PROPOSED BY THE IRS ON JANUARY 17, 2001.

START DATE. Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

-- Over your life or the joint lives of you and your beneficiary; or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

DISTRIBUTION AMOUNTS. The amount of each periodic distribution must be calculated in accordance with IRS regulations.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. The following applies to 408(b) and 408A plans. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract; or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, depending on:

-- Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary;

-- Whether life expectancy was recalculated; and

-- Whether you are a surviving spouse.

THE RULES ARE COMPLEX AND ANY BENEFICIARY SHOULD CONSULT WITH A TAX ADVISER BEFORE ELECTING THE METHOD OF CALCULATION TO SATISFY THE MINIMUM DISTRIBUTION REQUIREMENTS. THE RULES ARE SUBJECT TO CHANGE AS A RESULT OF NEW REGULATIONS PROPOSED BY THE IRS ON JANUARY 17, 2001.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2000, your entire balance must be distributed to the beneficiary by December 31, 2005. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

-- Over the life of the beneficiary; or

-- Over a period not extending beyond the life expectancy of the beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the beneficiary is your spouse, distributions must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death; or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

SPECIAL RULE FOR IRA SPOUSAL BENEFICIARIES. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

ASSIGNMENT OR TRANSFER OF CONTRACTS

Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce or separate maintenance decree. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:
            151 Farmington Avenue
            Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

CONTRACT DISTRIBUTION

Our subsidiary, Aetna Investment Services, LLC (AIS), serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC.

AIS is also a member of the National Association of Securities Dealers, Inc.
(NASD) and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of AIS or other broker-dealers which have entered into a selling arrangement with AIS. We refer to AIS and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

COMMISSION PAYMENTS. Persons offering and selling the contracts may receive commissions in connection with the sale of the contract. The maximum percentage amount that will be paid as commission with respect to a given purchase payment is the first-year percentage which ranges from 2% to a maximum of 4% of the first year purchase payments to an account. Renewal commissions may also be paid on purchase payments made after the first year and service fees. The average of all payments made is estimated to equal approximately 3% of the total purchase payments made over the life of an average contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

The distributor may also be reimbursed for certain expenses. The name of the distributor and the registered representative responsible for your contract are set forth in your application. Commissions and sales related expenses are paid by the Company and are not deducted from purchase payments.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

-- On any valuation date when the New York Stock Exchange is closed (except customary holidays or weekends or when trading on the New York Stock Exchange is restricted;

-- When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount's assets; or

-- During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns; and

-- Non-standardized average annual total returns.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., maintenance fees (if any), mortality and expense risk charges, administrative expense charges (if any) and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, you may request a Statement of Additional Information (SAI) by calling us at the number listed in the "Contract Overview--Questions: Contacting the Company" section.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

-- During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATION

We may modify the contract when we deem an amendment appropriate by providing you written notice 30 days before the effective date of the change. The most likely reason for a change to the contract would be to ensure compliance with applicable law. Certain changes will require the approval of appropriate state or federal regulatory authorities.

INVOLUNTARY TERMINATIONS

Subject to state regulatory approval, following the completion of two contract years in which no purchase payments have been made, the Company reserves the right to pay your full account value to you if that value is less than $1,500, provided the Company gives you 90 days written notice. Such account value paid may not utilize the reinvestment privilege. The full account value payable to you will not be reduced by any early withdrawal charge, and amounts withdrawn from the Guaranteed Interest Account, if applicable, will not receive a reduced rate of interest. Amounts withdrawn from the Guaranteed Interest Account will receive a guaranteed effective annual yield to the date of contract termination as if the amounts had remained in the Guaranteed Interest Account until the end of a guaranteed term, see Appendix I. Amounts withdrawn from the Guaranteed Accumulation Account will receive the greater of (a) the aggregate MVA amount from all guaranteed terms prior to the end of those terms; or
(b) the applicable portion of your account value in the Guaranteed Accumulation Account. This provision does not apply if you have initiated income phase payments.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company intends to defend this action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

 General Information and History..................    2
 Variable Annuity Account C.......................    2
 Offering and Purchase of Contracts...............    3
 Performance Data.................................    3
 Income Phase Payments............................   11
 Sales Material and Advertising...................   12
 Independent Auditors.............................   13
 Financial Statements of the Separate Account.....  S-1
 Financial Statements of Aetna Life Insurance and
 Annuity Company and Subsidiaries.................  F-1

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

                                   APPENDIX I
                          GUARANTEED INTEREST ACCOUNT
                 (availability subject to regulatory approval)
--------------------------------------------------------------------------------

The Guaranteed Interest Account (GIA) is an investment option available during the accumulation phase. Amounts allocated to GIA are held in either the Company's general account or a nonunitized separate account of the Company, as described below.

GENERAL DISCLOSURE. Interests in GIA have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding GIA, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding GIA has not been reviewed by the SEC.

OVERVIEW. Amounts that you invest in GIA will earn a guaranteed interest rate if amounts are left in GIA for the specified period of time. Interest is credited daily at a rate that will provide the guaranteed effective yield by the end of the stated period of time. If amounts are withdrawn or transferred before the end of a stated period of time (except if pursuant to the Company's termination of the contract, see "Other Topics--Involuntary Terminations"), we will pay a reduced rate of interest, but never less than the minimum stated in the contract.

During a stated period, you may apply all or a portion of your account value to any or all available guaranteed terms within the short-term and long-term classifications.

-- Short-Term Classification--Three years or less

-- Long-Term Classification--Ten years or less, but greater than three years

As a guaranteed term matures, assets accumulating under GIA may be
(a) transferred to a new guaranteed term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge and/or tax liabilities.

ALLOCATIONS TO THE COMPANY'S GENERAL ACCOUNT. Amounts allocated to short-term classifications of GIA prior to September 1, 1998 were deposited into the Company's general account supporting insurance and annuity obligations. These amounts will remain invested in the general account until the end of their guaranteed terms. On or after September 1, 1998, the only new amounts allocated to the Company's general account are amounts allocated or rolled over to short-term classifications of GIA under contracts that had not yet received the necessary state approval to deposit those amounts in the Company's separate account. The assets of the Company's general account are chargeable with liabilities arising out of any other business of the Company.

ALLOCATIONS TO A NONUNITIZED SEPARATE ACCOUNT OF THE COMPANY. Amounts allocated to long-term classifications of GIA, and except as noted above, amounts allocated to or rolled over to short-term classifications of GIA on or after September 1, 1998, will be deposited in a nonunitized separate account. To the extent provided in the contract, the assets of the separate account are not chargeable with liabilities resulting from any other business of the Company. Income, gains and losses of the separate account are credited to or charged against the separate account without regard to other income, gains or losses of the Company.

MORTALITY AND EXPENSE RISK CHARGE. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

TRANSFERS. Transfers are permitted from guaranteed terms of one classification to available guaranteed terms of another classification. We will apply a reduced rate of interest to amounts transferred prior to the end of a guaranteed term. Transfers of GIA values due to a maturity are not subject to a reduced rate of interest.

INCOME PHASE. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts that have been accumulating under GIA transferred to one or more of the subaccounts currently available during the income phase to provide variable income phase payments. GIA cannot be used as an investment option during the income phase.

REINVESTMENT PRIVILEGE. Any amounts reinvested in GIA will be applied to the current deposit period. Amounts are proportionately reinvested to the classifications in the same manner as they were allocated before the withdrawal.

                                  APPENDIX II
                                 FIXED ACCOUNT
                 (availability subject to regulatory approval)
--------------------------------------------------------------------------------

GENERAL DISCLOSURE.

-- The Fixed Account is an investment option available during the accumulation phase under the contracts.

-- Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

-- Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

-- Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

-- Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

-- Additional information about this option may be found in the contract.

INTEREST RATES.

-- The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.

-- Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

WITHDRAWALS. Under certain emergency conditions, we may defer payment of any withdrawal for up to six months or as provided by federal law. Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The Fixed Account withdrawal value exceeds $100,000 ($250,000 for 1992 contracts); or

(b) The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

During the payment period, the interest rate credited to amounts held in the Fixed Account will be determined in the manner set forth in the contract. In no event will the interest rate be less than the guaranteed minimum stated in the contract.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

Additionally, your account value remaining in the Fixed Account may be transferred in its entirety to any other investment option if one of the following applies:

(a)  Your account value in the Fixed Account is $2,000; or less

(b) You transferred the maximum amount allowed from the Fixed Account in the last four consecutive calendar years and no additional payments have been allocated to the Fixed Account during that same time period.

INCOME PHASE. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments. The Fixed Account is not available as an investment option during the income phase.

                                  APPENDIX III
                        GUARANTEED ACCUMULATION ACCOUNT
                           (offered in New York only)
--------------------------------------------------------------------------------

The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts pertaining to GAA. Review the GAA prospectus before investing in this option.

GENERAL DISCLOSURE. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a market value adjustment, which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your sales representative or our Home Office to learn:

-- The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into GAA.

-- The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. To have a particular interest rate and guaranteed term apply to your account dollars, you must invest them during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus;

-- Tax Penalties and/or Tax Withholding. See "Taxation";

-- Early Withdrawal Charge. See "Fees"; or

-- Maintenance Fee. See "Fees".

We do not make deductions from amounts in GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

-- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

-- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in GAA in order to Earn the guaranteed interest rate. We offer different guaranteed terms at different times. Check with your sales representative or our Home Office to learn what terms are currently being offered.

In general we offer the following guaranteed terms:

-- Short Term--three years or fewer; and

-- Long Term--ten years or less, but greater than three years.

At the end of a guaranteed term you may:

-- Transfer dollars to a new guaranteed term;

-- Transfer dollars to other available investment options; or

-- Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this appendix.

TRANSFERS. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

THE INCOME PHASE. GAA cannot be used as an investment option during the income phase, however, by making a request in good order to our Home Office at least 30 days in advance, you may elect to transfer your GAA account dollars to any of the subaccounts available during the income phase.

REINVESTMENT PRIVILEGE. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  APPENDIX IV
                        DESCRIPTION OF UNDERLYING FUNDS
------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.

AETNA BALANCED VP, INC.

INVESTMENT OBJECTIVE

Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.

POLICIES

Under normal market conditions, allocates assets among the following asset classes: equities such as common and preferred stocks; and debt, such as bonds, mortgage-related and other asset-backed securities, U.S. Government securities, and money market instruments. Typically maintains approximately 60% of total assets in equities and approximately 40% of total assets in debt (including money market instruments), although those percentages may vary from time to time. In making asset allocation decisions, the investment adviser uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market, using quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. May also invest in foreign debt securities.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock and bond investing. The success of the fund's strategy depends on the investment adviser's skill in allocating fund assets between equities and debt and in choosing investments within those categories. Because the fund's assets are allocated between equities and fixed income securities, the fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. High yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  Aeltus Investment Management, Inc. (Aeltus)

AETNA INCOME SHARES D/B/A AETNA BOND VP

INVESTMENT OBJECTIVE

Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

POLICIES

Under normal market conditions, invests at least 65% of total assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investor Services, Inc. (Moody's), or if unrated, considered by the investment adviser to be of comparable quality. May also invest up to 15% of total assets in high-yield bonds, and up to 25% of total assets in foreign debt securities. High yield bonds are fixed income securities rated below BBB- by S&P or Baa3 by Moody's or, if unrated, considered by the investment adviser to be of comparable quality. May invest in zero coupon securities.

PRINCIPAL RISKS

Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE FUND D/B/A AETNA GROWTH AND INCOME VP

INVESTMENT OBJECTIVE

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

POLICIES

Under normal market conditions, invests at least 65% of total assets in common stocks that the investment adviser believes have significant potential for capital appreciation or income growth. May invest principally in common stocks having significant potential for capital appreciation, income growth, or both. Tends to emphasize stocks of larger companies. May also invest assets in stocks of small and medium-sized companies, and stocks of foreign issuers, depending upon market conditions. Combines internally developed quantitative computer models with a qualitative overlay to determine the relative attractiveness of each asset class and to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Although the investment adviser emphasizes large cap stocks, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE ENCORE FUND D/B/A AETNA MONEY MARKET VP

INVESTMENT OBJECTIVE

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

POLICIES

Invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the investment adviser to be of comparable quality. Maintains a dollar-weighted average portfolio maturity of 90 days or less.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. There is no guaranty the fund will achieve its investment objective. Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and therefore the value and yield of the fund's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

INVESTMENT ADVISER:  Aeltus Investment Management, Inc. (Aeltus)

AETNA GENERATION PORTFOLIOS, INC.--AETNA ASCENT VP

INVESTMENT OBJECTIVE

Seeks to provide capital appreciation.

POLICIES

Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities and money market instruments. May invest up to 15% of total assets in high-yield, high-risk bonds (high yield bonds). The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that the investment adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements.

The benchmark portfolio is 80% equities and 20% fixed income under neutral market conditions.

PRINCIPAL RISKS

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate, generally, and declines in the rents and other income generated by real estate caused by such factors as over-building. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  Aeltus Investment Management, Inc. (Aeltus)

AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VP

INVESTMENT OBJECTIVE

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

POLICIES

Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and who have a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities and money market instruments. May invest up to 15% of total assets in high-yield, high-risk bonds (high yield bonds). The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that the investment adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements.

The benchmark portfolio is 60% equities and 40% fixed income under neutral market conditions.

PRINCIPAL RISKS

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate, generally, and declines in the rents and other income generated by real estate caused by such factors as over-building. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  Aeltus Investment Management, Inc. (Aeltus)

AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VP

INVESTMENT OBJECTIVE

Seeks to provide total return consistent with preservation of capital.

POLICIES

Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and who have a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities and money market instruments. May invest up to 15% of total assets in high-yield, high-risk bonds (high yield bonds). The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that the investment adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements.

The benchmark portfolio is 40% equities and 60% fixed income under neutral market conditions.

PRINCIPAL RISKS

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate, generally, and declines in the rents and other income generated by real estate caused by such factors as over-building. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE PORTFOLIOS, INC.--AETNA GROWTH VP

INVESTMENT OBJECTIVE

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

POLICIES

Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. Emphasizes stocks of larger companies, although may invest in companies of any size. Uses internally developed quantitative computer models to evaluate the financial characteristics of approximately 1,000 companies. The investment adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates, but whose perceived value is not reflected in the stock price. Focuses on companies that the investment adviser believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

INVESTMENT ADVISER:  Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS LARGE CAP VP

INVESTMENT OBJECTIVE

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

POLICIES

Invests at least 80% of net assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by S&P. The investment adviser attempts to achieve the objective by overweighting those stocks in the S&P 500 that the investment adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the investment adviser believes will underperform the index. In determining stock weightings, the investment adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the fund's portfolio generally includes approximately 400 of the stocks included in the S&P
500. Although the fund will not hold all the stocks in the S&P 500, the investment adviser expects that there will be a close correlation between the performance of the fund and that of the S&P 500 in both rising and falling markets.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the fund's strategy depends significantly on the investment adviser's skill in determining which securities to overweight, underweight or avoid altogether.

INVESTMENT ADVISER:  Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS MID CAP VP

INVESTMENT OBJECTIVE

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.

POLICIES

Invests at least 80% of net assets in stocks included in the S&P 400. The S&P 400 is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by S&P. The investment adviser attempts to achieve the objective by overweighting those stocks in the S&P 400 that the investment adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the investment adviser believes will underperform the index. In determining stock weightings, the investment adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the fund will not hold all the stocks in the S&P 400, the investment adviser expects that there will be a close correlation between the performance of the fund and that of the S&P 400 in both rising and falling markets.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies. The success of the fund's strategy depends significantly on the investment adviser's skill in determining which securities to overweight, underweight or avoid altogether.

INVESTMENT ADVISER:  Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS SMALL CAP VP

INVESTMENT OBJECTIVE

Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.

POLICIES

Invests at least 80% of net assets in stocks included in the S&P 600. The S&P 600 is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by S&P. The investment adviser attempts to achieve the objective by overweighting those stocks in the S&P 600 that the investment adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the investment adviser believes will underperform the index. In determining stock weightings, the investment adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the fund will not hold all the stocks in the S&P 600, the investment adviser expects that there will be a close correlation between the performance of the fund and that of the S&P 600 in both rising and falling markets.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies which may result in wider price fluctuations. When selling a large quantity of a particular stock, the fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. The success of the fund's strategy depends significantly on the investment adviser's skill in determining which securities to overweight, underweight or avoid altogether.

INVESTMENT ADVISER:  Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE PORTFOLIOS, INC.--AETNA INTERNATIONAL VP

INVESTMENT OBJECTIVE

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The fund will not target any given level of current income.

POLICIES

Under normal market conditions, invests at least 65% of total assets in securities principally traded in three or more countries outside of the United States. These securities may include common stocks as well as securities convertible into common stock. Invests in a mix of stocks that the investment adviser believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value. Allocates assets among several geographic regions and individual countries, investing primarily in those areas that the investment adviser believes have the greatest potential for growth as well as stable exchange rates. Invests primarily in established foreign securities markets, although may invest in emerging markets as well. Uses internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. The investment adviser analyzes cash flows, earnings and dividends of each company in an attempt to select companies with long-term sustainable growth characteristics. Employs currency hedging to protect the portfolio from adverse effects on the U.S. dollar.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable. Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

INVESTMENT ADVISER:  Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE PORTFOLIOS, INC.--AETNA SMALL COMPANY VP

INVESTMENT OBJECTIVE

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

POLICIES

Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as: the 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization); all companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index; and companies with market capitalizations lower than any companies included in the first two categories. For purposes of the 65% policy, the largest company in which the fund intends to invest currently has a market capitalization of approximately $1.5 billion. Invests in stocks that the investment adviser believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value. Uses internally developed quantitative computer models to evaluate financial characteristics of over 2,000 companies in an attempt to identify companies whose perceived value is not reflected in the stock price. Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid. When selling a large quantity of a particular stock, the fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

INVESTMENT ADVISER:  Aeltus Investment Management, Inc. (Aeltus)

AETNA VARIABLE PORTFOLIOS, INC.--AETNA TECHNOLOGY VP

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

POLICIES

Primarily invests in common stocks and securities convertible into common stock of companies in the information technology industry sector. These companies include companies that the subadviser considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The subadviser considers a company to be principally engaged in the information technology industries if at the time of investment the investment adviser determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. The subadviser will also consider a company to be principally engaged in the information technology industries if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. In selecting stocks, the subadviser looks at a company's valuation relative to its potential long-term growth rate. May look to see whether a company offers a new or improved product, service or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. May sell a security if the subadviser determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if the subadviser believes that another investment offers a better opportunity.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Because the fund's investments are concentrated in the information technology industries, the fund may be subject to more abrupt swings in value than a fund which invests in a broader range of industries. Investments in information technology companies may be highly volatile. The fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

INVESTMENT ADVISER:  Aeltus Investment Management, Inc. (Aeltus)
SUBADVISER:  Elijah Asset Management, LLC (EAM)

AETNA VARIABLE PORTFOLIOS, INC.--AETNA VALUE OPPORTUNITY VP

INVESTMENT OBJECTIVE

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.

POLICIES

Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. Tends to invest in larger companies that the investment adviser believes are trading below their perceived value, although may invest in companies of any size. The investment adviser believes that the investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. The investment adviser evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. The investment adviser looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

INVESTMENT ADVISER:  Aeltus Investment Management, Inc. (Aeltus)

AIM V.I. CAPITAL APPRECIATION FUND

INVESTMENT OBJECTIVE

Seeks growth of capital.

POLICIES

Seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Portfolio managers consider whether to sell a particular security when any of those factors materially changes. May also invest up to 25% of total assets in foreign securities. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities.

PRINCIPAL RISKS

Prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price. Prices of foreign securities may be further affected by other factors, including: currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

INVESTMENT ADVISER:  A I M Advisors, Inc.

AIM V.I. GROWTH FUND

INVESTMENT OBJECTIVE

Seeks growth of capital.

POLICIES

Seeks to meet its investment objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. May invest up to 25% of its assets in foreign securities. Portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. Portfolio managers consider whether to sell a particular security when any of those factors materially changes. May engage in active and frequent trading of portfolio securities to achieve its investment objectives which may result in increased transaction costs and brokerage commissions, both of which can lower the actual return on investment. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. May engage in active and frequent trading of portfolio securities to achieve its investment objective which may result in increased transaction costs and brokerage commissions, both of which can lower the actual return on investment.

PRINCIPAL RISKS

Prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Prices of foreign securities may be further affected by other factors, including: currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

INVESTMENT ADVISER:  A I M Advisors, Inc.

AIM V.I. GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE

Seeks growth of capital with a secondary objective of current income.

POLICIES

Seeks to meet its objectives by investing at least 65% of total assets in securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. Portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. May also invest up to 25% of total assets in foreign securities. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities.

PRINCIPAL RISKS

Prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund. Prices of foreign securities may be further affected by other factors, including: currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

INVESTMENT ADVISER:  A I M Advisors, Inc.

AIM V.I. VALUE FUND

INVESTMENT OBJECTIVE

Seeks to achieve long-term growth of capital with a secondary objective of income.

POLICIES

Seeks to meet its objectives by investing primarily in equity securities judged by the fund's investment adviser to be undervalued relative to the investment adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Also may invest in preferred stocks and debt instruments that have prospects for growth of capital. Also may invest up to 25% of total assets in foreign securities. Portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. Portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities.

PRINCIPAL RISKS

Prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Prices of foreign securities may be further affected by other factors, including: currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

INVESTMENT ADVISER:  A I M Advisors, Inc.

CALVERT SOCIAL BALANCED PORTFOLIO

INVESTMENT OBJECTIVE

Seeks to achieve a competitive total return through an actively managed non-diversified portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria for the Portfolio.

POLICIES

Typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds. Invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The adviser rebalances the portfolio quarterly to adjust for changes in market value. The Portfolio is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return.

PRINCIPAL RISKS

The Portfolio could underperform for any of the following reasons: the stock or bond market goes down; the individual stocks and bonds in the Portfolio do not perform as well as expected; or for the fixed-income portion of the Portfolio, the adviser's forecast as to interest rates is not correct. Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar. If the adviser's allocation among different sectors of the stock and bond markets does not perform as well as expected, the Portfolio could also underperform. Since the Portfolio is non-diversified, compared to other funds the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single stock or bond may have greater impact on the Portfolio.

INVESTMENT ADVISER:  Calvert Asset Management Company, Inc.
SUBADVISER:  NCM Capital Management Group, Inc.

FIDELITY VARIABLE INSURANCE PRODUCTS--EQUITY-INCOME PORTFOLIO

INVESTMENT OBJECTIVE

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.

POLICIES

Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, issuer-specific changes, and "value" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. "Value" investing refers to the risk that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

INVESTMENT ADVISER:  Fidelity Management & Research Company
SUBADVISER:  FMR Co., Inc.

FIDELITY VARIABLE INSURANCE PRODUCTS--GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Seeks to achieve capital appreciation.

POLICIES

Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks). May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, foreign exposure, issuer-specific changes, and "growth" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. "Growth" investing refers to the risk that "growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

INVESTMENT ADVISER:  Fidelity Management & Research Company
SUBADVISER:  FMR Co., Inc.

FIDELITY VARIABLE INSURANCE PRODUCTS--OVERSEAS PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

POLICIES

Normally invests at least 65% of total assets in foreign securities, primarily in common stocks. Investments are allocated across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

INVESTMENT ADVISER:  Fidelity Management & Research Company
SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity International Investment Advisors; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited; FMR Co., Inc.

FIDELITY VARIABLE INSURANCE PRODUCTS II--CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

POLICIES

Normally invests primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public. May invest in securities of both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

INVESTMENT ADVISER:  Fidelity Management & Research Company
SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

JANUS ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

A NONDIVERSIFIED portfolio that seeks long-term growth of capital.

POLICIES

A NONDIVERSIFIED portfolio that invests primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Standard and Poor's (S&P) MidCap 400 Index. The market capitalizations within the Index will vary, but as of December 31, 2000, they ranged from approximately $102 million to $13 billion. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country or organization, place of principal business activity, or other similar selection criteria. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. In addition, a NONDIVERSIFIED portfolio may hold larger positions in a smaller number of issuers. As a result, a single security's increase or decrease in value may have a greater impact on the fund's net asset value and total return than a comparable diversified fund. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER:  Janus Capital Corporation

JANUS ASPEN SERIES--BALANCED PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

POLICIES

Normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. Will normally invest at least 25% of its assets in fixed-income securities. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country or organization, place of principal business activity, or other similar selection criteria. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest a significant portion of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. The income component of the Portfolio's holdings includes fixed-income securities which generally will decrease in value when interest rates rise. Another fundamental risk associated with fixed-income securities is the risk that an issuer of a bond will be unable to make principal and interest payments when due (i.e. credit risk). Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER:  Janus Capital Corporation

JANUS ASPEN SERIES--FLEXIBLE INCOME PORTFOLIO

INVESTMENT OBJECTIVE

Seeks to obtain maximum total return, consistent with the preservation of capital.

POLICIES

Invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. Will invest at least 80% of its assets in income-producing securities. May own an unlimited amount of high-yield/high-risk bonds which may be a big part of the portfolio. Portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual income-producing securities one at a time considering economic factors such as the effect of interest rates on the Portfolio's investments. If the portfolio manager is unable to find investments that meet his investment criteria, the Portfolio's assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks or decreased value due to interest rate increases. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments and initial public offerings (IPOs). One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs.

INVESTMENT ADVISER:  Janus Capital Corporation

JANUS ASPEN SERIES--GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

POLICIES

Invests primarily in common stocks selected for their growth potential. Although it can invest in companies of any size, it generally invests in larger, more established companies. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country or organization, place of principal business activity, or other similar selection criteria. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER:  Janus Capital Corporation

JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

POLICIES

Invests primarily in common stocks of companies of any size throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country or organization, place of principal business activity, or other similar selection criteria. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. The Portfolio may have significant exposure to foreign markets and may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER:  Janus Capital Corporation

OPPENHEIMER GLOBAL SECURITIES FUND/VA

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations that are considered to have appreciation possibilities.

POLICIES

Invests mainly in common stocks and can also buy other equity securities, including preferred stocks and convertible securities in the U.S. and foreign countries. Can invest without limit in any country, including countries with developed or emerging markets, but currently emphasizes investments in developed markets. Normally will invest in at least three countries (one of which may be the United States). Can also use hedging instruments and certain derivative investments. In selecting securities, the portfolio manager looks primarily for foreign and U.S. companies with high growth potential, using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part. The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad diversification in different countries to help moderate the special risks of foreign investing.

PRINCIPAL RISKS

Stocks fluctuate in price, and their short-term volatility at times may be great. Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, changes in governmental economic or monetary policy in the U.S. or abroad or other political and economic factors. Investing in derivative investments carries the risk that if the issuer of the derivative does not pay the amount due, the fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the investment adviser expected it to perform.

INVESTMENT ADVISER:  OppenheimerFunds, Inc.

OPPENHEIMER STRATEGIC BOND FUND/VA

INVESTMENT OBJECTIVE

Seeks a high level of current income principally derived from interest on debt securities.

POLICIES

Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. Government securities, and lower-grade high-yield securities of U.S. and foreign companies. Can invest up to 100% of its assets in any one sector at any time, if the investment adviser believes that in doing so the fund can achieve its objective without undue risk. Can invest in securities having short, medium or long-term maturities and may invest without limit in lower-grade high-yield debt obligations, also called "junk bonds." Foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. Can also use hedging instruments and certain derivative investments to try to enhance income or to try to manage investment risks. In selecting securities, the portfolio managers analyze the overall investment opportunities and risks in individual national economies with an overall strategy of building a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt instruments and foreign securities.

PRINCIPAL RISKS

Debt securities are subject to credit risk which refers to the risk that if the issuer fails to pay interest, or if the issuer fails to repay principal, the value of that security and of the fund's shares might be reduced. Credit risks of lower-grade securities are greater than those of investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities of issuers in emerging and developing markets may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. The fund is also subject to interest rate risk and prepayment risk. The investment adviser's expectations about the relative performance of the three principal sectors in which the fund invests may be inaccurate, and the fund's returns might be less than other funds using similar strategies. Investing in derivative investments carries the risk that if the issuer of the derivative does not pay the amount due, the fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the investment adviser expected it to perform.

INVESTMENT ADVISER:  OppenheimerFunds, Inc.

PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO

INVESTMENT OBJECTIVE

Seeks capital appreciation.

POLICIES

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

May engage in active and frequent trading to achieve its principal investment strategies.

PRINCIPAL RISKS
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.
- OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.
- FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
- CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- ACTIVE OR FREQUENT TRADING RISK: The Portfolio may engage in active and frequent trading. This may result in higher capital gains as compared to portfolios with less active trading policies. Frequent trading also increases transaction costs, which can detract from fund performance.

INVESTMENT ADVISER:  Aetna Life Insurance and Annuity Company
SUBADVISER:  Massachusetts Financial Services Company

PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

POLICIES

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies believed to be early in their life cycle and that have the potential to become major enterprises, or major enterprises whose rates of earnings growth are expected to accelerate. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

May also invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

May engage in active and frequent trading to achieve its principal investment strategies.

PRINCIPAL RISKS
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- EMERGING GROWTH RISK: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
- OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.
- FOREIGN MARKETS RISK: Investment in foreign securities involves risks related to political, social and economic developments abroad. These risks result from differences between the regulations to which U.S. and foreign issuers and markets are subject.
- CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.
- EMERGING MARKETS RISK: Investments in emerging market securities involve all the risks of investment in foreign markets. Additionally, markets of emerging market countries have been more volatile, and involve greater risks, than the markets of developed countries with more mature economies.
- ACTIVE OR FREQUENT TRADING RISK: The Portfolio may engage in active and frequent trading. This may result in higher capital gains as compared to portfolios with less active trading policies. Frequent trading also increases transaction costs, which can detract from fund performance.

INVESTMENT ADVISER:  Aetna Life Insurance and Annuity Company
SUBADVISER:  Massachusetts Financial Services Company

PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital and future income.

POLICIES

Invests primarily (at least 80% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. May invest in companies of any size. Investments may also include securities traded on securities exchanges or in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

PRINCIPAL RISKS
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.
- OVER-THE-COUNTER RISK: Equity securities that are traded over-the-counter may be more volatile than exchange-listed securities, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.
- FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
- CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.





INVESTMENT ADVISER:  Aetna Life Insurance and Annuity Company
SUBADVISER:  Massachusetts Financial Services Company

PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

POLICIES

Invests primarily (at least 65% of total assets) in the equity securities of foreign companies believed to have high growth potential. Normally invests in securities of at least three different countries other than the U.S. Will invest in securities in both developed and developing markets. Seeks to invest in those companies believed to be best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly developing business franchises, strong financial positions, and high quality management capable of defining and implementing strategies to take advantage of local, regional or global markets.

Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

PRINCIPAL RISKS
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
- CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- EMERGING GROWTH RISK: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
- INTEREST RATE RISK: Investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.

- CREDIT RISK: Investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.

INVESTMENT ADVISER:  Aetna Life Insurance and Annuity Company
SUBADVISER:  Zurich Scudder Investments, Inc.

PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO

INVESTMENT OBJECTIVE

Seeks long-term capital growth, and secondarily, increasing dividend income.

POLICIES

Invests primarily (at least 65% of total assets) in the common stocks of a diversified group of growth companies. Seeks companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are above average. Also seeks companies with a lucrative niche in the economy that will give them the ability to sustain earnings momentum even during times of slow economic growth.

May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

PRINCIPAL RISKS
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.
- GROWTH STOCK RISK: Growth stock companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.
- FOREIGN MARKETS RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
- CURRENCY RISK: Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

INVESTMENT ADVISER:  Aetna Life Insurance and Annuity Company
SUBADVISER:  T. Rowe Price Associates, Inc.

                                   Appendix V
                        Condensed Financial Information
------------------------------------------------------------------

                                    TABLE I
       FOR CONTRACTS ISSUED AFTER MARCH 1994 WITH TOTAL SEPARATE ACCOUNT
                           ANNUAL EXPENSES OF 1.25%*
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the seven-year period ended December 31, 2000 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2000 are included in the Statement of Additional Information.

                                        2000         1999        1998          1997        1996          1995        1994
                                        ----         ----        ----          ----        ----          ----        ----
AETNA ASCENT VP
Value at beginning of period             $18.450     $16.337     $15.860       $13.395      $10.976      $10.000(1)
Value at end of period                   $18.100     $18.450     $16.337       $15.860      $13.395      $10.976
Number of accumulation units
 outstanding at end of period            423,053     473,603     592,247       554,873      201,475       49,748
AETNA BALANCED VP, INC.
Value at beginning of period             $24.372     $21.723     $18.811       $15.551      $13.673      $10.868    $11.057(1)
Value at end of period                   $23.936     $24.372     $21.723       $18.811      $15.551      $13.673    $10.868
Number of accumulation units
 outstanding at end of period          4,540,991   5,427,321   6,268,762     6,663,594    7,803,572      940,933    261,895
AETNA BOND VP
Value at beginning of period             $13.859     $14.137     $13.238       $12.377      $12.098      $10.360    $10.905(1)
Value at end of period                   $15.007     $13.859     $14.137       $13.238      $12.377      $12.098    $10.360
Number of accumulation units
 outstanding at end of period          1,685,438   2,085,755   2,490,832     2,482,652    3,717,900      354,993    148,193
AETNA CROSSROADS VP
Value at beginning of period             $16.847     $15.478     $14.797       $12.744      $10.862      $10.000(1)
Value at end of period                   $16.707     $16.847     $15.478       $14.797      $12.744      $10.862
Number of accumulation units
 outstanding at end of period            314,495     372,046     514,093       424,250      165,860       47,204
AETNA GROWTH VP
Value at beginning of period             $23.875     $17.912     $13.173       $11.137(1)
Value at end of period                   $20.761     $23.875     $17.912       $13.173
Number of accumulation units
 outstanding at end of period            644,933     516,658     289,055        21,371
AETNA GROWTH AND INCOME VP
Value at beginning of period             $29.100     $25.094     $22.194       $17.302      $14.077      $10.778    $11.020(1)
Value at end of period                   $25.588     $29.100     $25.094       $22.194      $17.302      $14.077    $10.778
Number of accumulation units
 outstanding at end of period         15,052,266  17,496,241  19,989,922    21,842,444   29,130,769    2,370,234    602,838
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period             $23.044     $18.772     $14.444       $10.924      $10.000(1)
Value at end of period                   $20.618     $23.044     $18.772       $14.444      $10.924
Number of accumulation units
 outstanding at end of period          1,239,414   1,067,590     616,724       159,461       13,142
AETNA INDEX PLUS MID CAP VP
Value at beginning of period             $12.455     $10.891      $9.925(1)
Value at end of period                   $14.751     $12.455     $10.891
Number of accumulation units
 outstanding at end of period            185,615      51,901      35,031
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period              $9.645      $8.815      $9.918(1)
Value at end of period                   $10.461      $9.645      $8.815
Number of accumulation units
 outstanding at end of period             91,047      73,715      40,793
AETNA INTERNATIONAL VP
Value at beginning of period             $14.594      $9.765     $10.182(1)
Value at end of period                   $11.484     $14.594      $9.765
Number of accumulation units
 outstanding at end of period            102,558      55,009      25,090
AETNA LEGACY VP
Value at beginning of period             $15.135     $14.310     $13.550       $11.982      $10.626      $10.000(2)
Value at end of period                   $15.667     $15.135     $14.310       $13.550      $11.982      $10.626
Number of accumulation units
 outstanding at end of period            359,253     412,346     507,368       382,217      188,303       20,531

------------------------------------------------------------------

                                        2000         1999        1998          1997        1996          1995        1994
                                        ----         ----        ----          ----        ----          ----        ----
AETNA MONEY MARKET VP
Value at beginning of period             $12.917     $12.447     $11.951       $11.473      $11.026      $10.528    $10.241(1)
Value at end of period                   $13.571     $12.917     $12.447       $11.951      $11.473      $11.026    $10.528
Number of accumulation units
 outstanding at end of period          2,471,828   2,636,397   2,329,195     2,227,782    3,510,588      544,383    334,746
AETNA SMALL COMPANY VP
Value at beginning of period             $17.617     $13.633     $13.654       $10.816(1)
Value at end of period                   $18.568     $17.617     $13.633       $13.654
Number of accumulation units
 outstanding at end of period            295,893     183,701     208,454        71,911
AETNA TECHNOLOGY VP
Value at beginning of period              $9.999(1)
Value at end of period                    $5.831
Number of accumulation units
 outstanding at end of period            276,443
AETNA VALUE OPPORTUNITY VP
Value at beginning of period             $18.930     $16.030     $13.261       $10.977(1)
Value at end of period                   $20.602     $18.930     $16.030       $13.261
Number of accumulation units
 outstanding at end of period            157,727     118,476     112,739        33,295
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period             $13.753     $10.217(1)
Value at end of period                   $12.101     $13.753
Number of accumulation units
 outstanding at end of period            105,550       7,992
AIM V.I. GROWTH FUND
Value at beginning of period             $12.069      $9.819(1)
Value at end of period                    $9.477     $12.069
Number of accumulation units
 outstanding at end of period            141,427      31,910
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period             $11.716      $9.627(1)
Value at end of period                    $9.887     $11.716
Number of accumulation units
 outstanding at end of period            219,944      53,572
AIM V.I. VALUE FUND
Value at beginning of period             $11.506      $9.746(1)
Value at end of period                    $9.699     $11.506
Number of accumulation units
 outstanding at end of period            124,167      49,173
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period             $11.637     $10.500      $9.839(2)
Value at end of period                   $11.133     $11.637     $10.500
Number of accumulation units
 outstanding at end of period             23,977      29,860      17,068
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period             $22.942     $21.848     $19.818       $15.664      $13.880      $10.403    $10.000(2)
Value at end of period                   $24.567     $22.942     $21.848       $19.818      $15.664      $13.880    $10.403
Number of accumulation units
 outstanding at end of period            946,481   1,171,916   1,332,063     1,311,211    1,166,495      766,360    100,574
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period             $36.160     $26.641     $19.339       $15.858      $14.000      $10.472    $10.000(2)
Value at end of period                   $31.791     $36.160     $26.641       $19.339      $15.858      $14.000    $10.472
Number of accumulation units
 outstanding at end of period          1,500,686   1,477,316   1,278,104     1,110,079      994,616      612,992    121,070
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period             $19.825     $14.074     $12.640       $11.473      $10.262       $9.474    $10.000(2)
Value at end of period                   $15.838     $19.825     $14.074       $12.640      $11.473      $10.262     $9.474
Number of accumulation units
 outstanding at end of period            146,480     164,209     194,687       221,450      182,533      166,303     54,387
FIDELITY VIP II
CONTRAFUND-Registered Trademark-
PORTFOLIO
Value at beginning of period             $27.024     $22.023     $17.156       $13.994      $11.681      $10.000(3)
Value at end of period                   $24.923     $27.024     $22.023       $17.156      $13.994      $11.681
Number of accumulation units
 outstanding at end of period            805,532     888,915     834,976       811,557      500,034      174,259

------------------------------------------------------------------

                                        2000         1999        1998          1997        1996          1995        1994
                                        ----         ----        ----          ----        ----          ----        ----
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period             $45.025     $20.226     $15.254       $13.710      $12.861      $10.000(3)
Value at end of period                   $30.318     $45.025     $20.226       $15.254      $13.710      $12.861
Number of accumulation units
 outstanding at end of period          1,454,286   1,118,453     565,275       493,462      495,557      167,920
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period             $25.859     $20.657     $15.576       $12.917      $11.259      $10.000(1)
Value at end of period                   $24.969     $25.859     $20.657       $15.576      $12.917      $11.259
Number of accumulation units
 outstanding at end of period            960,790     760,024     447,035       241,028      127,631       34,072
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period             $10.455     $10.419     $10.054(1)
Value at end of period                   $10.971     $10.455     $10.419
Number of accumulation units
 outstanding at end of period             88,906      58,739      54,517
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period             $31.406     $22.086     $16.485       $13.599      $11.626      $10.000(1)
Value at end of period                   $26.504     $31.406     $22.086       $16.485      $13.599      $11.626
Number of accumulation units
 outstanding at end of period            955,552     773,103     465,446       376,501      250,918       78,126
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period             $38.832     $23.910     $18.779       $15.566      $12.216      $10.000(3)
Value at end of period                   $32.342     $38.832     $23.910       $18.779      $15.566      $12.216
Number of accumulation units
 outstanding at end of period          1,661,140   1,490,250   1,360,741     1,206,175      526,646       65,384
OPPENHEIMER GLOBAL SECURITIES
FUND / VA
Value at beginning of period             $15.681     $10.018      $9.865(1)
Value at end of period                   $16.275     $15.681     $10.018
Number of accumulation units
 outstanding at end of period            166,004      29,387      11,129
OPPENHEIMER STRATEGIC BOND
FUND / VA
Value at beginning of period             $10.048      $9.895      $9.988(1)
Value at end of period                   $10.185     $10.048      $9.895
Number of accumulation units
 outstanding at end of period             29,298      20,573      13,885
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period             $15.421     $10.495      $9.828(1)
Value at end of period                   $14.359     $15.421     $10.495
Number of accumulation units
 outstanding at end of period            318,660      77,143      42,213
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period             $28.481     $19.114     $14.927       $15.114(2)
Value at end of period                   $20.033     $28.481     $19.114       $14.927
Number of accumulation units
 outstanding at end of period          1,261,315   1,234,595   1,369,984     1,368,373
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period             $20.527     $16.758     $13.795       $14.067(2)
Value at end of period                   $19.365     $20.527     $16.758       $13.795
Number of accumulation units
 outstanding at end of period            850,004     930,521   1,054,685     1,200,982
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period             $31.255     $19.978     $16.986       $16.776(2)
Value at end of period                   $24.820     $31.255     $19.978       $16.986
Number of accumulation units
 outstanding at end of period            408,735     437,547     467,484       516,231

------------------------------------------------------------------

                                        2000         1999        1998          1997        1996          1995        1994
                                        ----         ----        ----          ----        ----          ----        ----
PPI T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period             $24.557     $20.328     $16.131       $15.809(2)
Value at end of period                   $24.245     $24.557     $20.328       $16.131
Number of accumulation units
 outstanding at end of period            636,137     668,583     717,872       701,952

----------------------------------

  * This table applies to all 1994 and 1992 internal rollover contracts issued on or after March 23, 1994 and all contracts not connected with an internal transfer (i.e., external rollovers or contracts established with at least a $1,000 annual purchase payment) issued on or after March 29, 1994.
Footnote for period ended December 31, 2000:
(1)  Funds were first received in this option during May 2000.
Footnote for period ended December 31, 1999:
(1)  Funds were first received in this option during May 1999.
Footnotes for period ended December 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during June 1998.
Footnotes for period ended December 31, 1997:
(1)  Funds were first received in this option during May 1997.
(2)  Funds were first received in this option during November 1997.
Footnote for period ended December 31, 1996:
(1) The initial accumulation unit value was established during August 1996, when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
Footnotes for period ended December 31, 1995:
(1)  Funds were first available in this option during June 1995.
(2)  Funds were first available in this option during July 1995.
(3)  Funds were first available in this option during May 1995.
Footnotes for period ended December 31, 1994:
(1)  Funds were first received in this option during April 1994.
(2)  Funds were first received in this option during May 1994.

                        Condensed Financial Information
------------------------------------------------------------------

                                    TABLE II
       FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.15% (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the seven-year period ended December 31, 2000 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2000 are included in the Statement of Additional Information.

                                      2000       1999       1998     1997       1996     1995       1994
                                      ----       ----       ----     ----       ----     ----       ----
AETNA ASCENT VP
Value at beginning of period         $18.533    $16.395    $15.900  $13.415    $10.982  $10.000(1)
Value at end of period               $18.200    $18.533    $16.395  $15.900    $13.415  $10.982
Number of accumulation units
 outstanding at end of period         12,362     11,214     21,004   20,154     28,982   15,055
AETNA BALANCED VP, INC.
Value at beginning of period         $24.523    $21.836    $18.889  $15.600    $13.703  $10.880    $10.951(1)
Value at end of period               $24.108    $24.523    $21.836  $18.889    $15.600  $13.703    $10.880
Number of accumulation units
 outstanding at end of period         98,020    144,540    167,720  166,915    172,588  138,271     49,333
AETNA BOND VP
Value at beginning of period         $13.945    $14.211    $13.293  $12.416    $12.125  $10.373    $10.367(2)
Value at end of period               $15.115    $13.945    $14.211  $13.293    $12.416  $12.125    $10.373
Number of accumulation units
 outstanding at end of period         62,380     71,392    102,450   98,338     92,017   50,261     16,110
AETNA CROSSROADS VP
Value at beginning of period         $16.923    $15.532    $14.835  $12.763    $10.868  $10.000(1)
Value at end of period               $16.799    $16.923    $15.532  $14.835    $12.763  $10.868
Number of accumulation units
 outstanding at end of period         18,918     39,125     35,562   20,404     15,074    2,394
AETNA GROWTH VP
Value at beginning of period         $23.940    $17.943    $13.183  $14.472(1)
Value at end of period               $20.839    $23.940    $17.943  $13.183
Number of accumulation units
 outstanding at end of period         23,305     30,865     26,153    2,122
AETNA GROWTH AND INCOME VP
Value at beginning of period         $29.280    $25.225    $22.287  $17.357    $14.108  $10.791    $10.875(2)
Value at end of period               $25.772    $29.280    $25.225  $22.287    $17.357  $14.108    $10.791
Number of accumulation units
 outstanding at end of period        481,222    488,810    548,039  461,571    405,331  273,578    110,420
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period         $23.120    $18.815    $14.463  $11.406(2)
Value at end of period               $20.707    $23.120    $18.815  $14.463
Number of accumulation units
 outstanding at end of period         66,254     56,950     45,787   10,121
AETNA INDEX PLUS MID CAP VP
Value at beginning of period         $13.477(1)
Value at end of period               $14.791
Number of accumulation units
 outstanding at end of period          4,514
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period          $9.661     $9.414(1)
Value at end of period               $10.489     $9.661
Number of accumulation units
 outstanding at end of period          1,442      1,062
AETNA INTERNATIONAL VP
Value at beginning of period         $14.618    $11.160(2)
Value at end of period               $11.514    $14.618
Number of accumulation units
 outstanding at end of period          1,073      7,828
AETNA LEGACY VP
Value at beginning of period         $15.203    $14.360    $13.583  $12.000    $10.631  $10.000(2)
Value at end of period               $15.753    $15.203    $14.360  $13.583    $12.000  $10.631
Number of accumulation units
 outstanding at end of period         17,675     43,422     76,396   77,495     19,864   17,106
AETNA MONEY MARKET VP
Value at beginning of period         $12.997    $12.512    $12.002  $11.510    $11.051  $10.541    $10.484(1)
Value at end of period               $13.669    $12.997    $12.512  $12.002    $11.510  $11.051    $10.541
Number of accumulation units
 outstanding at end of period        258,757    348,708    190,680  137,699    173,308  145,629      9,736
AETNA SMALL COMPANY VP
Value at beginning of period         $17.665    $13.657    $13.664  $11.541(3)
Value at end of period               $18.638    $17.665    $13.657  $13.664
Number of accumulation units
 outstanding at end of period         22,613     20,668     20,254   13,843

------------------------------------------------------------------

                                      2000       1999       1998     1997       1996     1995       1994
                                      ----       ----       ----     ----       ----     ----       ----
AETNA VALUE OPPORTUNITY VP
Value at beginning of period         $18.982    $16.754(3) $13.271  $12.904(4)
Value at end of period               $20.679    $18.982    $16.057  $13.271
Number of accumulation units
 outstanding at end of period          2,242      2,242          0    1,510
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period         $13.762    $10.465(4)
Value at end of period               $12.121    $13.762
Number of accumulation units
 outstanding at end of period             79         79
AIM V.I. GROWTH FUND
Value at beginning of period         $12.077    $10.207(4)
Value at end of period                $9.493    $12.077
Number of accumulation units
 outstanding at end of period          1,149         14
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period         $10.853(2)
Value at end of period                $9.903
Number of accumulation units
 outstanding at end of period         19,412
AIM V.I. VALUE FUND
Value at beginning of period         $11.514    $10.171(4)
Value at end of period                $9.715    $11.514
Number of accumulation units
 outstanding at end of period          1,771        662
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period         $23.071    $21.948    $19.890  $15.705    $13.902  $10.409    $10.000(3)
Value at end of period               $24.729    $23.071    $21.948  $19.890    $15.705  $13.902    $10.409
Number of accumulation units
 outstanding at end of period         84,691     94,759    114,565  162,627    194,798  118,679     43,852
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period         $36.363    $26.764    $19.409  $15.900    $14.023  $10.479    $10.000(1)
Value at end of period               $32.002    $36.363    $26.764  $19.409    $15.900  $14.023    $10.479
Number of accumulation units
 outstanding at end of period         66,459     90,675     76,869   83,442     87,971   45,765     32,592
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period         $19.936    $14.140    $12.686  $11.503    $10.278   $9.480    $10.000(1)
Value at end of period               $15.943    $19.936    $14.140  $12.686    $11.503  $10.278     $9.480
Number of accumulation units
 outstanding at end of period          9,199      8,089     15,876   23,721     35,293    4,284      5,098
FIDELITY VIP II
CONTRAFUND-Registered Trademark-
PORTFOLIO
Value at beginning of period         $27.150    $22.103    $17.201  $14.016    $11.689  $10.000(3)
Value at end of period               $25.063    $27.150    $22.103  $17.201    $14.016  $11.689
Number of accumulation units
 outstanding at end of period         16,464     21,611     19,136   16,983     13,300    5,453
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period         $45.235    $20.300    $15.295  $13.733    $12.869  $10.000(3)
Value at end of period               $30.490    $45.235    $20.300  $15.295    $13.733  $12.869
Number of accumulation units
 outstanding at end of period         58,338     57,150     15,876   13,373     24,366   22,050
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period         $25.978    $20.731    $15.616  $12.938    $11.265  $10.000(1)
Value at end of period               $25.109    $25.978    $20.731  $15.616    $12.938  $11.265
Number of accumulation units
 outstanding at end of period         85,789     73,950     22,911   24,214     15,488    9,383
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period         $31.550    $22.165    $16.528  $13.621    $11.633  $10.000(1)
Value at end of period               $26.652    $31.550    $22.165  $16.528    $13.621  $11.633
Number of accumulation units
 outstanding at end of period         54,279     44,364     33,676    7,407      6,308    3,238
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period         $39.011    $23.996    $18.828  $15.592    $12.223  $10.000(3)
Value at end of period               $32.523    $39.011    $23.996  $18.828    $15.592  $12.223
Number of accumulation units
 outstanding at end of period         66,342     58,658     74,104   59,450     33,350    2,617
OPPENHEIMER GLOBAL SECURITIES
FUND / VA
Value at beginning of period         $15.707    $10.923(4)
Value at end of period               $16.319    $15.707
Number of accumulation units
 outstanding at end of period         15,425        658

------------------------------------------------------------------

                                      2000       1999       1998     1997       1996     1995       1994
                                      ----       ----       ----     ----       ----     ----       ----
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period         $15.447    $10.502     $9.473(1)
Value at end of period               $14.398    $15.447    $10.502
Number of accumulation units
 outstanding at end of period         11,758     12,266     12,126
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period         $28.661    $19.216    $14.991  $15.178(5)
Value at end of period               $20.179    $28.661    $19.216  $14.991
Number of accumulation units
 outstanding at end of period         36,463     48,709     72,542   97,555
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period         $20.653    $16.844    $13.852  $14.124(5)
Value at end of period               $19.503    $20.653    $16.844  $13.852
Number of accumulation units
 outstanding at end of period         10,200     12,985      5,155    1,447
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period         $31.447    $20.081    $17.056  $16.844(5)
Value at end of period               $24.997    $31.447    $20.081  $17.056
Number of accumulation units
 outstanding at end of period         35,392     34,626     27,591   34,030
PPI T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period         $24.669    $20.400    $16.172  $15.848(5)
Value at end of period               $24.380    $24.669    $20.400  $16.172
Number of accumulation units
 outstanding at end of period         30,566     43,662     47,436   44,362

----------------------------------

Footnotes for period ended December 31, 2000:
(1)  Funds were first received in this option during March 2000.
(2) Funds were first received in this option during January 2000. Footnotes for period ended December 31, 1999:
(1)  Funds were first received in this option during December 1999.
(2)  Funds were first received in this option during October 1999.
(3)  Funds were first received in this option during September 1999.
(4) Funds were first received in this option during August 1999. Footnote for period ended December 31, 1998:
(1) Funds were first received in this option during November 1998. Footnotes for period ended December 31, 1997:
(1)  Funds were first received in this option during October 1997.
(2)  Funds were first received in this option during January 1997.
(3)  Funds were first received in this option during June 1997.
(4)  Funds were first received in this option during August 1997.
(5) Funds were first received in this option during November 1997. Footnotes for period ended December 31, 1995:
(1)  Funds were first available in this option during June 1995.
(2)  Funds were first available in this option during July 1995.
(3) Funds were first available in this option during May 1995. Footnotes for period ended December 31, 1994:
(1)  Funds were first received in this option during November 1994.
(2)  Funds were first received in this option during October 1994.
(3)  Funds were first received in this option during September 1994.

                        Condensed Financial Information
------------------------------------------------------------------

                                   TABLE III
                   1992 CONTRACTS ISSUED PRIOR TO MARCH 1994*
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 2000 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2000 are included in the Statement of Additional Information.

                     2000       1999      1998        1997        1996       1995        1994        1993        1992        1991
                     ----       ----      ----        ----        ----       ----        ----        ----        ----        ----
AETNA ASCENT VP
Value at beginning
 of period           $17.940    $15.886   $15.422     $13.291(1)
Value at end of
 period              $17.601    $17.940   $15.886     $15.422
Number of
 accumulation
 units outstanding
 at end of period        149     33,852    21,430         380
AETNA BALANCED VP,
INC.
Value at beginning
 of period           $32.002    $28.524   $24.700     $20.419     $17.954    $14.270     $14.519     $13.379     $12.736     $10.896
Value at end of
 period              $31.424    $32.002   $28.524     $24.700     $20.419    $17.954     $14.270     $14.519     $13.379     $12.736
Number of
 accumulation
 units outstanding
 at end of period    148,870  2,155,445 2,294,877   2,160,305   2,716,641  9,193,181  21,990,186  30,784,750  34,802,433  22,898,099
AETNA BOND VP
Value at beginning
 of period           $53.738    $54.819   $51.330     $47.992     $46.913    $40.173     $42.283     $39.038     $36.789     $31.192
Value at end of
 period              $58.190    $53.738   $54.819     $51.330     $47.992    $46.913     $40.173     $42.283     $39.038     $36.789
Number of
 accumulation
 units outstanding
 at end of period      6,930    867,416   994,987     959,336     835,724  2,377,622   5,108,720   8,210,666   8,507,292   7,844,412
AETNA CROSSROADS
VP
Value at beginning
 of period           $16.458    $15.120   $14.456     $12.577(1)
Value at end of
 period              $16.322    $16.458   $15.120     $14.456
Number of
 accumulation
 units outstanding
 at end of period         30     30,738    31,468         873
AETNA GROWTH VP
Value at beginning
 of period           $18.124    $13.597   $11.392(1)
Value at end of
 period              $15.760    $18.124   $13.597
Number of
 accumulation
 units outstanding
 at end of period        840        781        17
AETNA GROWTH AND
INCOME VP
Value at beginning
 of period          $284.994   $245.765  $217.359    $169.448    $137.869   $105.558    $107.925    $102.383     $97.165     $77.845
Value at end of
 period             $250.600   $284.994  $245.765    $217.359    $169.448   $137.869    $105.558    $107.925    $102.383     $97.165
Number of
 accumulation
 units outstanding
 at end of period     11,885  1,555,542 1,747,097   1,826,355   2,071,139  6,364,000  13,966,072  21,148,863  24,201,565  20,948,226
AETNA INDEX PLUS
LARGE CAP VP
Value at beginning
 of period           $23.044    $18.772   $14.444     $14.493(2)
Value at end of
 period              $20.618    $23.044   $18.772     $14.444
Number of
 accumulation
 units outstanding
 at end of period        529  2,748,955 1,302,825      17,771
AETNA INDEX PLUS
MID CAP VP
Value at beginning
 of period           $12.967    $11.338    $9.928(2)
Value at end of
 period              $13.325    $12.967   $11.338
Number of
 accumulation
 units outstanding
 at end of period          0     73,984    35,201
AETNA INDEX PLUS
SMALL CAP VP
Value at beginning
 of period           $10.019     $9.157   $10.193(2)
Value at end of
 period              $10.234    $10.019    $9.157
Number of
 accumulation
 units outstanding
 at end of period          0    118,433    81,388
AETNA LEGACY VP
Value at beginning
 of period           $15.070    $14.248   $13.491     $12.296(3)
Value at end of
 period              $15.599    $15.070   $14.248     $13.491
Number of
 accumulation
 units outstanding
 at end of period        490     46,462    95,526       2,279
AETNA MONEY MARKET
VP
Value at beginning
 of period           $44.501    $42.883   $41.174     $39.528     $37.988    $36.271     $35.282     $34.619     $33.812     $32.138
Value at end of
 period              $46.754    $44.501   $42.883     $41.174     $39.528    $37.988     $36.271     $35.282     $34.619     $33.812
Number of
 accumulation
 units outstanding
 at end of period      3,601    845,679   564,537     455,502     597,656  1,836,260   3,679,802   5,086,515   7,534,662   8,430,082
AETNA VALUE
OPPORTUNITY VP
Value at beginning
 of period           $14.274    $12.088   $11.472(2)
Value at end of
 period              $13.820    $14.274   $12.088
Number of
 accumulation
 units outstanding
 at end of period          0     74,768    33,957
AIM V.I. VALUE
FUND
Value at beginning
 of period           $11.650(1)
Value at end of
 period               $9.942
Number of
 accumulation
 units outstanding
 at end of period         18

------------------------------------------------------------------

                     2000       1999      1998        1997        1996       1995        1994        1993        1992        1991
                     ----       ----      ----        ----        ----       ----        ----        ----        ----        ----
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning
 of period           $30.131    $27.186   $23.675     $19.965     $17.951    $13.990     $14.640     $13.726     $12.913     $11.233
Value at end of
 period              $28.827    $30.131   $27.186     $23.675     $19.965    $17.951     $13.990     $14.640     $13.726     $12.913
Number of
 accumulation
 units
 outstanding at
 end of period        17,779    880,319   917,567     929,282     898,279    856,361     743,464     705,415     503,006     355,851
FIDELITY VIP
EQUITY-INCOME
PORTFOLIO
Value at beginning
 of period           $19.201    $18.285   $16.587     $13.110     $11.617    $10.000(1)
Value at end of
 period              $20.561    $19.201   $18.285     $16.587     $13.110    $11.617
Number of
 accumulation
 units
 outstanding at
 end of period           876  2,271,494 2,533,673   2,139,178   1,454,755    628,582
FIDELITY VIP
GROWTH PORTFOLIO
Value at beginning
 of period           $26.340    $19.406   $14.087     $11.843(4)
Value at end of
 period              $23.158    $26.340   $19.406     $14.087
Number of
 accumulation
 units
 outstanding at
 end of period           163         78        72          29
FIDELITY VIP II
CONTRAFUND-Registered Trademark-
PORTFOLIO
Value at beginning
 of period           $27.214    $22.177   $17.276     $14.092     $11.763    $10.000(1)
Value at end of
 period              $25.097    $27.214   $22.177     $17.276     $14.092    $11.763
Number of
 accumulation
 units
 outstanding at
 end of period         1,721  3,780,287 3,333,320   2,706,862   1,522,169    525,476
JANUS ASPEN
AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning
 of period           $53.644    $24.098   $18.174     $16.334     $15.323    $12.169     $10.000(1)
Value at end of
 period              $36.122    $53.644   $24.098     $18.174     $16.334    $15.323     $12.169
Number of
 accumulation
 units
 outstanding at
 end of period        82,204  3,274,450 2,142,130   1,939,607   1,893,718  1,280,953     393,553
JANUS ASPEN
BALANCED PORTFOLIO
Value at beginning
 of period           $24.929    $19.914   $15.016     $12.453     $10.853    $10.000(2)
Value at end of
 period              $24.071    $24.929   $19.914     $15.016     $12.453    $10.853
Number of
 accumulation
 units
 outstanding at
 end of period           592        476     3,698       7,873         231        161
JANUS ASPEN
FLEXIBLE INCOME
PORTFOLIO
Value at beginning
 of period           $15.601    $15.548   $14.430     $13.074     $12.124     $9.911     $10.000(2)
Value at end of
 period              $16.372    $15.601   $15.548     $14.430     $13.074    $12.124      $9.911
Number of
 accumulation
 units
 outstanding at
 end of period         2,254      6,629     8,967       5,211       3,761      3,345       1,555
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning
 of period           $32.036    $22.529   $16.816     $13.872     $11.859    $10.000(2)
Value at end of
 period              $27.035    $32.036   $22.529     $16.816     $13.872    $11.859
Number of
 accumulation
 units
 outstanding at
 end of period         1,534  2,721,885 1,354,047   1,109,942     663,945    109,717
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning
 of period           $38.648    $23.797   $18.690     $15.493     $12.158    $10.000(2)
Value at end of
 period              $32.189    $38.648   $23.797     $18.690     $15.493    $12.158
Number of
 accumulation
 units
 outstanding at
 end of period         1,678  5,548,674 4,687,167   3,873,511   2,090,908    314,653
OPPENHEIMER GLOBAL
SECURITIES
FUND / VA
Value at beginning
 of period           $16.126    $10.303   $10.077(3)
Value at end of
 period              $16.737    $16.126   $10.303
Number of
 accumulation
 units
 outstanding at
 end of period            44     59,571    20,548
OPPENHEIMER
STRATEGIC BOND
FUND / VA
Value at beginning
 of period           $10.089     $9.935   $10.055(2)
Value at end of
 period              $10.095    $10.089    $9.935
Number of
 accumulation
 units
 outstanding at
 end of period             0    173,219   100,555
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning
 of period           $43.112    $29.339   $23.440     $23.106(5)
Value at end of
 period              $40.144    $43.112   $29.339     $23.440
Number of
 accumulation
 units
 outstanding at
 end of period        54,583  2,448,587 2,244,308   2,018,219
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning
 of period           $28.710    $19.268   $15.046     $15.236(5)
Value at end of
 period              $20.194    $28.710   $19.268     $15.046
Number of
 accumulation
 units
 outstanding at
 end of period        96,466  3,024,975 3,101,880   2,707,904

------------------------------------------------------------------

                     2000       1999      1998        1997        1996       1995        1994        1993        1992        1991
                     ----       ----      ----        ----        ----       ----        ----        ----        ----        ----
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning
 of period           $17.796    $14.528   $11.960     $12.195(5)
Value at end of
 period              $16.788    $17.796   $14.528     $11.960
Number of
 accumulation
 units
 outstanding at
 end of period        78,522    194,296 1,379,653     232,418
PPI SCUDDER
INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning
 of period           $32.585    $20.829   $17.709     $17.490(5)
Value at end of
 period              $25.876    $32.585   $20.829     $17.709
Number of
 accumulation
 units
 outstanding at
 end of period        35,301  2,807,485 2,962,631   3,237,710
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning
 of period           $25.283    $20.929   $16.608     $16.276(5)
Value at end of
 period              $24.962    $25.283   $20.929     $16.608
Number of
 accumulation
 units
 outstanding at
 end of period           199  1,549,310 1,564,888   1,317,058

----------------------------------

  * This table applies to 1992 internal rollover contracts issued prior to March 23, 1994 and 1992 contracts not connected with an internal transfer (i.e., external rollovers or contracts established with at least a $1,000 annual purchase payment) issued prior to March 29, 1994.
Footnote for period ended December 31, 2000:
(1)  Funds were first received in this option during June 2000.
Footnotes for period ended December 31, 1998:
(1)  Funds were first received in this option during September 1998.
(2)  Funds were first received in this option during May 1998.
(3)  Funds were first received in this option during June 1998.
Footnotes for period ended December 31, 1997:
(1)  Funds were first received in this option during February 1997.
(2)  Funds were first received in this option during December 1997.
(3)  Funds were first received in this option during May 1997.
(4)  Funds were first received in this option during January 1997.
(5)  Funds were first received in this option during November 1997.
Footnotes for period ended December 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract.
(2) The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract.
Footnotes for period ended December 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during June 1994, when funds were first received in this option.
(2) The initial accumulation unit value was established at $10.000 during November 1994, when funds were first received in this option.

                       PLEASE ATTACH TO YOUR APPLICATION
------------------------------------------------------------------

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C INDIVIDUAL VARIABLE ANNUITY CONTRACT PROSPECTUS DATED MAY 1, 2001 FOR INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSION PLANS, AS WELL AS THE CURRENT PROSPECTUS PERTAINING TO THE GUARANTEED ACCUMULATION ACCOUNT, IF APPLICABLE.

___ PLEASE SEND AN ACCOUNT C STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.75988-01) DATED MAY 1, 2001.

--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE

PRO.75988-01

-------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
-------------------------------------------------------------------------------

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001

Individual Deferred Fixed or Variable Annuity Contracts for Individual Retirement Annuities under Section 408(b), Roth Individual Retirement Annuities under Section 408A and Simplified Employee Pension Plans under Section 408(k)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "separate account") dated May 1, 2001.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                          ING Aetna Financial Services
                           Individual Annuity Services
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-1277
                                 1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                             TABLE OF CONTENTS

                                                                                                                  Page
General Information and History...............................................................................      2
Variable Annuity Account C....................................................................................      2
Offering and Purchase of Contracts............................................................................      3
Performance Data..............................................................................................      3
    General...................................................................................................      3
    Average Annual Total Return Quotations....................................................................      4
Income Phase Payments.........................................................................................     11
Sales Material and Advertising................................................................................     12
Independent Auditors..........................................................................................     13
Financial Statements of the Separate Account..................................................................    S-1
Financial Statements of Aetna Life Insurance and Annuity Company and Subsidiaries.............................    F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contract described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

As of December 31, 2000, the Company and its subsidiary life company had $51 billion invested through its products, including $37 billion in its separate accounts (of which the Company or its subsidiary Aeltus Investment Management, Inc., oversees the management of $23 billion). The Company is ranked among the top 1% of all U.S. life insurance companies rated by A.M. Best Company based on assets as of December 31, 1999.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:

Aetna Ascent VP                                                 Fidelity Variable Insurance Products Fund (VIP) Equity-Income
Aetna Balanced VP, Inc.                                           Portfolio
Aetna Income Shares d/b/a Aetna Bond VP                         Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
Aetna Crossroads VP                                             Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio
Aetna Growth VP                                                 Fidelity Variable Insurance Products Fund II (VIP II)
Aetna Variable Fund d/b/a Aetna Growth and Income VP              Contrafund-Registered Trademark- Portfolio
Aetna Index Plus Large Cap VP                                   Janus Aspen Aggressive Growth Portfolio
Aetna Index Plus Mid Cap VP                                     Janus Aspen Balanced Portfolio
Aetna Index Plus Small Cap VP                                   Janus Aspen Flexible Income Portfolio
Aetna International VP                                          Janus Aspen Growth Portfolio
Aetna Legacy VP                                                 Janus Aspen Worldwide Growth Portfolio
Aetna Variable Encore Fund d/b/a Aetna Money Market VP          Oppenheimer Global Securities Fund/VA
Aetna Small Company VP                                          Oppenheimer Strategic Bond Fund/VA
Aetna Technology VP                                             Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio
Aetna Value Opportunity VP                                      Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
AIM V.I. Capital Appreciation Fund                              Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
AIM V.I. Growth Fund                                            Portfolio Partners, Inc. (PPI) Scudder International Growth
AIM V.I. Growth and Income Fund                                   Portfolio
AIM V.I. Value Fund                                             Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity
Calvert Social Balanced Portfolio                                 Portfolio



Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's subsidiary, Aetna Investment Services, LLC (AIS) serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of AIS or of other registered broker-dealers who have entered into sales arrangements with AIS. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Purchase " and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time we may advertise different types of historical performance for the subaccounts of the separate account available under the contract. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied under a deferred annuity contract to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contract during each period (i.e., 1.25% mortality and expense risk charge, $25 annual maintenance fee and early withdrawal charges as described below). Table I reflects the early withdrawal charge schedule of 1% during the first contract year and 0% thereafter as shown in Schedule A of the prospectus, Table II reflects the early withdrawal charge of 5% grading down to 0% after nine contract years as shown in Schedule B of the prospectus and Table III reflects the early withdrawal charge of 6% grading down to 0% after seven years as shown in Schedule C of the prospectus. These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contract described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994 the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge. The annual maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2000 for the subaccounts under the contract. The standardized returns assume the maximum charges under the contract as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges.

For the subaccounts funded by the Portfolio Partners, Inc. (PPI) portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the PPI portfolio from November 28, 1997 the date the portfolio commenced operations, and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and (b) after November 26, 1997 based on the performance of the PPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows the average annual total return since the fund's inception date.

                                                                                                                      DATE
                              TABLE I                                                                             CONTRIBUTIONS
      (corresponding with early withdrawal charge Schedule A)                      STANDARDIZED                  FIRST RECEIVED
                                                                                                                    UNDER THE
                                                                                                                SEPARATE ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      SINCE
                             SUBACCOUNT                       1 YEAR       5 YEAR       10 YEAR     INCEPTION*
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                              (1.97%)       10.45%                     11.35%       07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                   (1.86%)       11.78%       11.11%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                              8.21%        4.33%         6.36%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                          (0.90%)       8.92%                      9.73%        07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                              (13.12%)                                 19.08%       05/30/1997
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                (12.14%)      12.62%       12.34%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                (10.60%)                                 17.66%       10/31/1996
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                   18.36%                                  15.20%       05/04/1998
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                 8.39%                                   1.65%        05/04/1998
--------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                       (21.38%)                                 4.56%        05/04/1998
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                               3.44%        8.00%                      8.70%        07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                   4.99%        4.17%         3.75%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                        5.33%                                   14.72%       05/30/1997
--------------------------------------------------------------------------------------------------------------------------------
Aetna Technology VP                                                                                  (42.34%)      05/01/2000
--------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                    8.76%                                   19.10%       05/30/1997
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                           (12.08%)                                 13.41%       05/07/1999
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                         (21.54%)                                (0.30%)       05/04/1999
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                              (15.68%)                                 1.56%        05/10/1999
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                          (15.77%)                                (0.45%)       05/05/1999
--------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                         (4.40%)       9.87%         9.79%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark- Portfolio      (7.85%)       16.28%                     17.93%       05/31/1995
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                          7.01%        12.02%                     14.62%       05/31/1994
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                (12.15%)      17.75%                     19.05%       05/31/1994
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                              (20.18%)      8.98%                      7.54%        05/31/1994
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                      (32.74%)      18.64%                     21.88%       06/30/1994
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                               (3.51%)       17.20%                     17.69%       06/30/1995
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                         4.87%        6.12%                      8.21%        10/31/1994
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                 (15.68%)      17.85%                     18.80%       06/30/1995
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                       (16.79%)      21.43%                     23.14%       05/31/1995
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                         3.72%                                   19.67%       05/04/1998
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                            1.29%                                   0.57%        05/07/1998
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                      (6.96%)                                  19.50%       11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
 Opportunities(3)                                            (6.96%)       18.09%       15.12%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                          (29.74%)                                 9.47%        11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging
 Equities(3)                                                 (29.74%)      8.22%                      10.30%       09/30/1993
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                            (5.74%)                                  10.82%       11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI
 MFS Research Growth(3)                                       (5.74%)       4.84%                      8.09%        08/31/1992
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                   (20.66%)                                 13.44%       11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/PPI Scudder
 International Growth(3)                                     (20.66%)      12.19%       10.56%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                    (1.34%)                                  14.77%       11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price
 Growth Equity(3)                                            (1.34%)       16.26%                     18.24%       10/31/1994
--------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 5.04%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 1% early withdrawal charge.

(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                         TABLE I (PART 2)                                                                              FUND
     (corresponding with early withdrawal charge Schedule A)               NON-STANDARDIZED                         INCEPTION
                                                                                                                       DATE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SINCE
                            SUBACCOUNT                   1 YEAR      3 YEARS    5 YEARS    10 YEARS   INCEPTION**
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                          (1.97%)      4.43%      10.45%                  11.35%     07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                               (1.86%)      8.29%      11.78%     11.11%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                          8.21%       4.20%      4.33%       6.36%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                      (0.90%)      4.06%      8.92%                   9.73%      07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                         (13.12%)     16.30%                              20.06%     12/13/1996
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                           (12.14%)      4.79%      12.62%     12.34%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                           (10.60%)     12.52%                              18.30%     09/16/1996
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                              18.36%      18.40%                              19.44%     12/16/1997
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                             8.39%       4.88%                              6.28%      12/19/1997
--------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                  (21.38%)     11.29%                              12.17%     12/22/1997
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                           3.44%       4.89%      8.00%                   8.70%      07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                               4.99%       4.26%      4.17%       3.75%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                    5.33%      10.72%                              16.16%     12/27/1996
--------------------------------------------------------------------------------------------------------------------------------
Aetna Technology VP                                                                                     (41.76%)    05/01/2000
--------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                8.76%      15.75%                              21.19%     12/13/1996
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      (12.08%)     13.91%      13.96%                  15.85%     05/05/1993
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                    (21.54%)     11.51%      15.15%                  14.63%     05/05/1993
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                         (15.68%)     12.09%      15.66%                  16.14%     05/02/1994
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                     (15.77%)     12.18%      14.37%                  15.81%     05/05/1993
--------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                     (4.40%)      6.71%      9.87%       9.79%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark- Portfolio  (7.85%)     13.18%      16.28%                  19.67%     01/03/1995
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                   7.01%       7.35%      12.02%     15.83%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                        (12.15%)     17.95%      17.75%     18.48%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                      (20.18%)      7.74%      8.98%       7.85%
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                 (32.74%)     25.66%      18.64%                  20.89%     09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                           (3.51%)     16.96%      17.20%                  15.68%     09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                     4.87%       4.23%      6.12%                   6.78%      09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                            (15.68%)     17.08%      17.85%                  16.53%     09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                  (16.79%)     19.79%      21.43%                  20.69%     09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA(1)                  3.72%      22.26%      20.75%     14.25%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                        1.29%       1.44%      4.37%                   4.33%      05/03/1993
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                  (6.96%)     19.57%                              19.45%     11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
 Opportunities(3)                                        (6.96%)     19.57%      18.09%     15.12%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                     (29.74%)     10.23%                              9.47%      11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging
 Equities(3)                                            (29.74%)     10.23%      8.22%      13.50%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                        (5.74%)     11.90%                              10.82%     11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI
 MFS Research Growth(3)                                  (5.74%)     11.90%      4.84%       9.03%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio              (20.66%)     13.40%                              13.44%     11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/PPI Scudder
 International Growth(3)                                (20.66%)     13.40%      12.19%     10.56%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                (1.34%)     14.48%                              14.77%     11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price
 Growth Equity(3)                                        (1.34%)     14.48%      16.26%     18.20%
--------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 5.04%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 1% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                                                                                                                  DATE
                              TABLE II                                                                        CONTRIBUTIONS
      (corresponding with early withdrawal charge Schedule B)                  STANDARDIZED                  FIRST RECEIVED
                                                                                                                UNDER THE
                                                                                                            SEPARATE ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SINCE
                             SUBACCOUNT                   1 YEAR       5 YEAR       10 YEAR     INCEPTION*
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                          (6.87%)       9.55%                      10.52%       07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                               (6.77%)       10.87%       11.11%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                          2.80%        3.48%         6.36%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                      (5.86%)       8.03%                      8.92%        07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                          (17.46%)                                 17.39%       05/30/1997
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                            (16.54%)      11.71%       12.34%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                            (15.07%)                                 16.22%       10/31/1996
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                               12.44%                                  13.00%       05/04/1998
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                             2.97%                                  (0.29%)       05/04/1998
--------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                   (25.32%)                                 2.56%        05/04/1998
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                          (1.74%)       7.12%                      7.90%        07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                              (0.26%)       3.32%         3.75%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                    0.06%                                   13.10%       05/30/1997
--------------------------------------------------------------------------------------------------------------------------------
Aetna Technology VP                                                                              (44.67%)      05/01/2000
--------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                3.32%                                   17.41%       05/30/1997
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       (16.48%)                                 9.94%        05/07/1999
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                     (25.47%)                                (3.34%)       05/04/1999
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                          (19.90%)                                (1.56%)       05/10/1999
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                      (19.99%)                                (3.49%)       05/05/1999
--------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                     (9.18%)       8.97%         9.79%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark- Portfolio  (12.46%)      15.33%                     17.07%       05/31/1995
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                      1.66%        11.11%                     14.09%       05/31/1994
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                            (16.55%)      16.79%                     18.50%       05/31/1994
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                          (24.18%)      8.10%                      7.05%        05/31/1994
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                  (36.10%)      17.67%                     21.32%       06/30/1994
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                           (8.34%)       16.24%                     16.82%       06/30/1995
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                    (0.38%)       5.26%                      7.68%        10/31/1994
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                             (19.90%)      16.89%                     17.92%       06/30/1995
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                   (20.95%)      20.44%                     22.25%       05/31/1995
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                    (1.47%)                                  17.38%       05/04/1998
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                       (3.78%)                                 (1.36%)       05/07/1998
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                  (11.61%)                                 17.53%       11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
 Opportunities(3)                                        (11.61%)      17.13%       15.12%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                      (33.25%)                                 7.67%        11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging
 Equities(3)                                             (33.25%)      7.34%                      9.99%        09/30/1993
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                        (10.45%)                                 9.00%        11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI
 MFS Research Growth(3)                                  (10.45%)      3.99%                      7.96%        08/31/1992
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio               (24.63%)                                 11.57%       11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/PPI Scudder
 International Growth(3)                                 (24.63%)      11.27%       10.56%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                (6.28%)                                  12.88%       11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price
 Growth Equity(3)                                         (6.28%)       15.32%                     17.66%       10/31/1994
--------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 5.04%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.

(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                        TABLE II (PART 2)                                                                                FUND
     (corresponding with early withdrawal charge Schedule B)                 NON-STANDARDIZED                         INCEPTION
                                                                                                                         DATE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                            SUBACCOUNT                     1 YEAR      3 YEARS    5 YEARS    10 YEARS   INCEPTION**
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                            (1.97%)      4.43%      10.45%                  11.35%     07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                 (1.86%)      8.29%      11.78%     11.11%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                            8.21%       4.20%      4.33%       6.36%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                        (0.90%)      4.06%      8.92%                   9.73%      07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                           (13.12%)     16.30%                              20.06%     12/13/1996
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                             (12.14%)      4.79%      12.62%     12.34%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                             (10.60%)     12.52%                              18.30%     09/16/1996
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                18.36%      18.40%                              19.44%     12/16/1997
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                               8.39%       4.88%                              6.28%      12/19/1997
--------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                    (21.38%)     11.29%                              12.17%     12/22/1997
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                             3.44%       4.89%      8.00%                   8.70%      07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                 4.99%       4.26%      4.17%       3.75%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                      5.33%      10.72%                              16.16%     12/27/1996
--------------------------------------------------------------------------------------------------------------------------------
Aetna Technology VP                                                                                       (41.76%)    05/01/2000
--------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                  8.76%      15.75%                              21.19%     12/13/1996
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        (12.08%)     13.91%      13.96%                  15.85%     05/05/1993
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                      (21.54%)     11.51%      15.15%                  14.63%     05/05/1993
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                           (15.68%)     12.09%      15.66%                  16.14%     05/02/1994
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                       (15.77%)     12.18%      14.37%                  15.81%     05/05/1993
--------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                       (4.40%)      6.71%      9.87%       9.79%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark- Portfolio    (7.85%)     13.18%      16.28%                  19.67%     01/03/1995
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                     7.01%       7.35%      12.02%     15.83%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                          (12.15%)     17.95%      17.75%     18.48%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                        (20.18%)      7.74%      8.98%       7.85%
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                   (32.74%)     25.66%      18.64%                  20.89%     09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                             (3.51%)     16.96%      17.20%                  15.68%     09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                       4.87%       4.23%      6.12%                   6.78%      09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                              (15.68%)     17.08%      17.85%                  16.53%     09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                    (16.79%)     19.79%      21.43%                  20.69%     09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA(1)                    3.72%      22.26%      20.75%     14.25%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                          1.29%       1.44%      4.37%                   4.33%      05/03/1993
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                    (6.96%)     19.57%                              19.45%     11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
 Opportunities(3)                                          (6.96%)     19.57%      18.09%     15.12%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                       (29.74%)     10.23%                              9.47%      11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging
 Equities(3)                                              (29.74%)     10.23%      8.22%      13.50%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                          (5.74%)     11.90%                              10.82%     11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital
 Appreciation/PPI MFS Research Growth(3)                   (5.74%)     11.90%      4.84%       9.03%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                (20.66%)     13.40%                              13.44%     11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/PPI Scudder
 International Growth(3)                                  (20.66%)     13.40%      12.19%     10.56%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                  (1.34%)     14.48%                              14.77%     11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price
 Growth Equity(3)                                          (1.34%)     14.48%      16.26%     18.20%
--------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 5.04%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                                                                                                                   DATE
                             TABLE III                                                                         CONTRIBUTIONS
      (corresponding with early withdrawal charge Schedule C)                   STANDARDIZED                  FIRST RECEIVED
                                                                                                                 UNDER THE
                                                                                                             SEPARATE ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SINCE
                             SUBACCOUNT                    1 YEAR       5 YEAR       10 YEAR     INCEPTION*
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                           (7.85%)       10.00%                     10.94%       07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                (7.76%)       11.33%       11.11%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                           1.72%        3.91%         6.36%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                       (6.85%)       8.48%                      9.33%        07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                           (18.33%)                                 17.73%       05/30/1997
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                             (17.42%)      12.17%       12.34%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                             (15.97%)                                 16.81%       10/31/1996
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                11.25%                                  13.00%       05/04/1998
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                              1.88%                                  (0.29%)       05/04/1998
--------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                    (26.11%)                                 2.56%        05/04/1998
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                           (2.77%)       7.57%                      8.30%        07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                               (1.31%)       3.75%         3.75%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                    (0.99%)                                  13.43%       05/30/1997
--------------------------------------------------------------------------------------------------------------------------------
Aetna Technology VP                                                                               (45.26%)      05/01/2000
--------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                 2.23%                                   17.75%       05/30/1997
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        (17.36%)                                 9.23%        05/07/1999
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                      (26.26%)                                (3.95%)       05/04/1999
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                           (20.75%)                                (2.20%)       05/10/1999
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                       (20.83%)                                (4.10%)       05/05/1999
--------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                      (10.14%)      9.42%         9.79%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark- Portfolio   (13.38%)      15.81%                     17.51%       05/31/1995
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                       0.58%        11.57%                     14.44%       05/31/1994
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                             (17.43%)      17.28%                     18.87%       05/31/1994
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                           (24.97%)      8.54%                      7.38%        05/31/1994
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                   (36.78%)      18.16%                     21.70%       06/30/1994
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                            (9.31%)       16.72%                     17.25%       06/30/1995
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                     (1.43%)       5.69%                      8.03%        10/31/1994
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                              (20.74%)      17.37%                     18.36%       06/30/1995
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                    (21.78%)      20.94%                     22.70%       05/31/1995
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                     (2.51%)                                  17.38%       05/04/1998
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                        (4.79%)                                 (1.36%)       05/07/1998
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                   (12.54%)                                 17.93%       11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
 Opportunities(3)                                         (12.54%)      17.61%       15.12%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                       (33.96%)                                 8.04%        11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging
 Equities(3)                                              (33.96%)      7.79%                      10.30%       09/30/1993
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                         (11.40%)                                 9.37%        11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI
 MFS Research Growth(3)                                   (11.40%)      4.42%                      8.09%        08/31/1992
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                (25.43%)                                 11.95%       11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/PPI Scudder
 International Growth(3)                                  (25.43%)      11.73%       10.56%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                 (7.27%)                                  13.26%       11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price
 Growth Equity(3)                                         (7.27%)       15.79%                     18.05%       10/31/1994
--------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 5.04%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 6% early withdrawal charge.

(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                        TABLE III (PART 2)                                                                              FUND
     (corresponding with early withdrawal charge Schedule C)                NON-STANDARDIZED                         INCEPTION
                                                                                                                        DATE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          SINCE
                            SUBACCOUNT                    1 YEAR      3 YEARS    5 YEARS    10 YEARS   INCEPTION**
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                           (1.97%)      4.43%      10.45%                  11.35%     07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                (1.86%)      8.29%      11.78%     11.11%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                           8.21%       4.20%      4.33%       6.36%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                       (0.90%)      4.06%      8.92%                   9.73%      07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                          (13.12%)     16.30%                              20.06%     12/13/1996
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                            (12.14%)      4.79%      12.62%     12.34%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                            (10.60%)     12.52%                              18.30%     09/16/1996
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                               18.36%      18.40%                              19.44%     12/16/1997
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                              8.39%       4.88%                              6.28%      12/19/1997
--------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                   (21.38%)     11.29%                              12.17%     12/22/1997
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                            3.44%       4.89%      8.00%                   8.70%      07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                4.99%       4.26%      4.17%       3.75%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                     5.33%      10.72%                              16.16%     12/27/1996
--------------------------------------------------------------------------------------------------------------------------------
Aetna Technology VP                                                                                      (41.76%)    05/01/2000
--------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                 8.76%      15.75%                              21.19%     12/13/1996
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       (12.08%)     13.91%      13.96%                  15.85%     05/05/1993
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                     (21.54%)     11.51%      15.15%                  14.63%     05/05/1993
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                          (15.68%)     12.09%      15.66%                  16.14%     05/02/1994
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                      (15.77%)     12.18%      14.37%                  15.81%     05/05/1993
--------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                      (4.40%)      6.71%      9.87%       9.79%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark- Portfolio   (7.85%)     13.18%      16.28%                  19.67%     01/03/1995
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                    7.01%       7.35%      12.02%     15.83%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                         (12.15%)     17.95%      17.75%     18.48%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                       (20.18%)      7.74%      8.98%       7.85%
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                  (32.74%)     25.66%      18.64%                  20.89%     09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                            (3.51%)     16.96%      17.20%                  15.68%     09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                      4.87%       4.23%      6.12%                   6.78%      09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                             (15.68%)     17.08%      17.85%                  16.53%     09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                   (16.79%)     19.79%      21.43%                  20.69%     09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA(1)                   3.72%      22.26%      20.75%     14.25%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                         1.29%       1.44%      4.37%                   4.33%      05/03/1993
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                   (6.96%)     19.57%                              19.45%     11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
 Opportunities(3)                                         (6.96%)     19.57%      18.09%     15.12%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                      (29.74%)     10.23%                              9.47%      11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging
 Equities(3)                                             (29.74%)     10.23%      8.22%      13.50%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                         (5.74%)     11.90%                              10.82%     11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI
 MFS Research Growth(3)                                   (5.74%)     11.90%      4.84%       9.03%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio               (20.66%)     13.40%                              13.44%     11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/PPI Scudder
 International Growth(3)                                 (20.66%)     13.40%      12.19%     10.56%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                 (1.34%)     14.48%                              14.77%     11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price
 Growth Equity(3)                                         (1.34%)     14.48%      16.26%     18.20%
--------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 5.04%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 6% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces an income phase payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contract and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, are the independent auditors for the separate account and for the Company for the year ended December 31, 2000. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS
                           VARIABLE ANNUITY ACCOUNT C
                                     INDEX

                                                    Page
                                                    ----
Statement of Assets and Liabilities...............  S-2

Statement of Operations...........................  S-7

Statements of Changes in Net Assets...............  S-7

Condensed Financial Information...................  S-8

Notes to Financial Statements.....................  S-38

Independent Auditors' Report......................  S-56

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000
ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                             Net
                                                Shares                         Cost                       Assets
                                                ------                         ----                       ------
  Aetna Ascent VP                        5,259,883            $      76,468,111            $      77,057,293
  Aetna Balanced
    VP, Inc.                            65,331,011                  977,472,296                  875,435,544
  Aetna Bond VP                         23,942,796                  308,330,391                  301,918,661
  Aetna Crossroads VP                    4,604,538                   62,412,640                   62,529,623
  Aetna GET Fund,
    Series C                            14,803,838                  166,451,122                  136,195,306
  Aetna GET Fund,
    Series D                            34,167,037                  343,861,975                  331,078,585
  Aetna GET Fund,
    Series E                            13,367,984                  134,557,909                  131,674,642
  Aetna GET Fund,
    Series G                             3,873,967                   39,038,211                   38,003,615
  Aetna GET Fund,
    Series H                             2,911,742                   29,442,901                   29,175,653
  Aetna GET Fund,
    Series I                               138,369                    1,397,214                    1,364,320
  Aetna GET Fund,
    Series J                                46,892                      473,303                      456,726
  Aetna GET Fund,
    Series K                               284,568                    2,871,053                    2,862,754
  Aetna GET Fund,
    Series L                                 1,598                       15,971                       15,987
  Aetna Growth and Income
    VP                                 196,498,686                6,194,672,657                4,739,548,311
  Aetna Growth VP                       11,418,245                  172,682,851                  171,159,499
  Aetna Index Plus Large
    Cap VP                              29,225,231                  524,351,579                  488,938,113
  Aetna Index Plus Mid
    Cap VP                               3,776,101                   54,070,560                   55,395,398
  Aetna Index Plus Small
    Cap VP                               1,072,901                   12,073,043                   12,842,621
  Aetna International VP                 1,246,310                   17,614,427                   12,949,161
  Aetna Legacy VP                        3,047,043                   38,405,250                   39,124,035
  Aetna Money Market VP                 23,714,655                  319,072,697                  322,713,770
  Aetna Small Company VP                 6,289,033                  114,035,196                  104,712,398
  Aetna Technology VP                    4,227,059                   37,331,806                   24,855,104
  Aetna Value Opportunity
    VP                                   4,111,216                   62,193,891                   63,066,047
  AIM V.I. Funds:
    Capital Appreciation
      Fund                                 712,526                   27,052,669                   21,974,303
    Growth and Income
      Fund                               1,870,223                   57,804,423                   48,981,132
    Growth Fund                            783,289                   25,376,269                   19,441,222
    Value Fund                             676,938                   21,862,116                   18,487,184
  Calvert Social Balanced
    Portfolio                           31,599,633                   62,691,995                   63,262,465
  Fidelity Investments
    Variable Insurance
    Products Fund:
    Equity-Income
      Portfolio                          7,676,441                  176,990,382                  195,902,776
    Growth Portfolio                    10,283,432                  426,652,953                  448,871,801
    High Income Portfolio                  299,483                    2,990,465                    2,449,768
    Overseas Portfolio                     910,031                   20,692,809                   18,191,519
  Fidelity Investments
    Variable Insurance
    Products Fund II:
    Asset Manager
      Portfolio                          1,483,141                   24,349,233                   23,730,253
    Contrafund Portfolio                17,729,634                  363,740,485                  420,901,510
    Index 500 Portfolio                    699,859                  105,141,101                  104,649,875
  Janus Aspen Series:
    Aggressive Growth
      Portfolio                         26,176,122                1,077,875,877                  950,193,244
    Balanced Portfolio                  12,173,271                  285,355,150                  296,053,943
    Flexible Income
      Portfolio                          3,219,721                   37,703,827                   36,898,000
    Growth Portfolio                    15,584,802                  418,878,110                  412,685,554
    Worldwide Growth
      Portfolio                         29,305,563                  921,683,304                1,083,719,714
    Janus Twenty Fund                           10                          581                          545

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

                                                                                                             Net
                                                Shares                         Cost                       Assets
                                                ------                         ----                       ------
  Lexington Funds:
    Emerging Markets
      Fund, Inc.                           834,476            $       6,803,091            $       6,367,049
    Natural Resources
      Trust Fund                         1,131,942                   14,293,827                   16,696,149
    MFS Total Return
      Series Fund                          248,071                    4,630,156                    4,859,718
  Oppenheimer Funds:
    Global Securities
      Fund/VA                            1,657,057                   52,786,290                   50,258,541
    Strategic Bond
      Fund/VA                            1,281,383                    6,096,649                    6,009,685
  Portfolio
    Partners, Inc. (PPI):
    PPI MFS Capital
      Opportunities
      Portfolio                          6,563,822                  267,962,580                  291,499,326
    PPI MFS Emerging
      Equities Portfolio                 7,285,604                  362,545,289                  425,187,851
    PPI MFS Research
      Growth Portfolio                  17,930,384                  191,941,138                  234,529,426
    PPI Scudder
      International
      Growth Portfolio                  11,905,816                  219,730,011                  219,543,248
    PPI T. Rowe Price
      Growth Equity
      Portfolio                          4,051,381                  197,888,308                  244,865,459
                                                              -----------------            -----------------
NET ASSETS                                                    $  15,070,816,142            $  13,689,284,426
                                                              =================            =================

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP
    Annuity contracts in
      accumulation............    $              77,057,293
Aetna Balanced VP, Inc.
    Annuity contracts in
      accumulation............                  842,266,266
    Annuity contracts in
      payment period..........                   33,169,278
Aetna Bond VP
    Annuity contracts in
      accumulation............                  296,126,266
    Annuity contracts in
      payment period..........                    5,792,395
Aetna Crossroads VP
    Annuity contracts in
      accumulation............                   62,461,577
    Annuity contracts in
      payment period..........                       68,046
Aetna GET Fund, Series C
    Annuity contracts in
      accumulation............                  136,195,306
Aetna GET Fund, Series D
    Annuity contracts in
      accumulation............                  331,078,585
Aetna GET Fund, Series E
    Annuity contracts in
      accumulation............                  131,674,642
Aetna GET Fund, Series G
    Annuity contracts in
      accumulation............                   38,003,615
Aetna GET Fund, Series H
    Annuity contracts in
      accumulation............                   29,175,653
Aetna GET Fund, Series I
    Annuity contracts in
      accumulation............                    1,364,320
Aetna GET Fund, Series J
    Annuity contracts in
      accumulation............                      456,726
Aetna GET Fund, Series K
    Annuity contracts in
      accumulation............                    2,862,754
Aetna GET Fund, Series L
    Annuity contracts in
      accumulation............                       15,987
Aetna Growth and Income VP
    Annuity contracts in
      accumulation............                4,428,082,443
    Annuity contracts in
      payment period..........                  311,465,868
Aetna Growth VP
    Annuity contracts in
      accumulation............                  171,026,842
    Annuity contracts in
      payment period..........                      132,657
Aetna Index Plus Large Cap VP
    Annuity contracts in
      accumulation............                  487,054,341
    Annuity contracts in
      payment period..........                    1,883,772
Aetna Index Plus Mid Cap VP
    Annuity contracts in
      accumulation............                   55,395,398
Aetna Index Plus Small Cap VP
    Annuity contracts in
      accumulation............                   12,842,621
Aetna International VP
    Annuity contracts in
      accumulation............                   12,949,161
Aetna Legacy VP
    Annuity contracts in
      accumulation............                   38,925,638
    Annuity contracts in
      payment period..........                      198,397

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

Aetna Money Market VP
    Annuity contracts in
      accumulation............    $             322,624,048
    Annuity contracts in
      payment period..........                       89,722
Aetna Small Company VP
    Annuity contracts in
      accumulation............                  104,675,715
    Annuity contracts in
      payment period..........                       36,683
Aetna Technology VP
    Annuity contracts in
      accumulation............                   24,855,104
Aetna Value Opportunity VP
    Annuity contracts in
      accumulation............                   63,066,047
AIM V.I. Funds:
  Capital Appreciation Fund
    Annuity contracts in
      accumulation............                   21,974,303
  Growth and Income Fund
    Annuity contracts in
      accumulation............                   48,981,132
  Growth Fund
    Annuity contracts in
      accumulation............                   19,441,222
  Value Fund
    Annuity contracts in
      accumulation............                   18,487,184
Calvert Social Balanced
  Portfolio
    Annuity contracts in
      accumulation............                   63,262,465
Fidelity Investments Variable
  Insurance Products Fund:
  Equity-Income Portfolio
    Annuity contracts in
      accumulation............                  195,902,776
  Growth Portfolio
    Annuity contracts in
      accumulation............                  448,871,801
  High Income Portfolio
    Annuity contracts in
      accumulation............                    2,449,768
  Overseas Portfolio
    Annuity contracts in
      accumulation............                   18,191,519
Fidelity Investments Variable
  Insurance Products Fund II:
  Asset Manager Portfolio
    Annuity contracts in
      accumulation............                   23,730,253
  Contrafund Portfolio
    Annuity contracts in
      accumulation............                  420,901,510
  Index 500 Portfolio
    Annuity contracts in
      accumulation............                  104,649,875
Janus Aspen Series:
  Aggressive Growth Portfolio
    Annuity contracts in
      accumulation............                  950,193,244
  Balanced Portfolio
    Annuity contracts in
      accumulation............                  296,053,943
  Flexible Income Portfolio
    Annuity contracts in
      accumulation............                   36,898,000
  Growth Portfolio
    Annuity contracts in
      accumulation............                      917,937
    Annuity contracts in
      payment period..........                  411,767,617
  Worldwide Growth Portfolio
    Annuity contracts in
      accumulation............                    1,095,143
    Annuity contracts in
      payment period..........                1,082,624,571

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

Janus Twenty Fund
    Annuity contracts in
      accumulation............    $                     545
Lexington Funds:
  Emerging Markets Fund, Inc.
    Annuity contracts in
      accumulation............                    6,367,049
  Natural Resources Trust Fund
    Annuity contracts in
      accumulation............                   16,696,149
MFS Total Return Series
    Annuity contracts in
      accumulation............                    4,859,718
Oppenheimer Funds:
  Global Securities Fund/VA
    Annuity contracts in
      accumulation............                   50,258,541
  Strategic Bond Fund/VA
    Annuity contracts in
      accumulation............                       21,845
    Annuity contracts in
      payment period..........                    5,987,840
Portfolio Partners, Inc.
  (PPI):
  PPI MFS Capital
    Opportunities Portfolio
    Annuity contracts in
      accumulation............                  291,099,078
    Annuity contracts in
      payment period..........                      400,248
  PPI MFS Emerging Equities
    Portfolio
    Annuity contracts in
      accumulation............                  425,020,833
    Annuity contracts in
      payment period..........                      167,018
  PPI MFS Research Growth
    Portfolio
    Annuity contracts in
      accumulation............                  234,529,426
  PPI Scudder International
    Growth Portfolio
    Annuity contracts in
      accumulation............                  219,533,810
    Annuity contracts in
      payment period..........                        9,438
  PPI T. Rowe Price Growth
    Equity Portfolio
    Annuity contracts in
      accumulation............                      158,262
    Annuity contracts in
      payment period..........                  244,707,197
                                  -------------------------
                                  $          13,689,284,426
                                  =========================

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C

STATEMENT OF OPERATIONS

                                                        YEAR ENDED
                                                    DECEMBER 31, 2000
                                                    -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.......................................   $ 1,472,215,106
Expenses: (Notes 2 and 5)
  Valuation Year deductions.......................      (175,240,683)
                                                     ---------------
Net investment income.............................   $ 1,296,974,423
                                                     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments: (Notes 1, 4 and
  5)
  Proceeds from sales.............................   $ 3,840,647,337
  Cost of investments sold........................    (3,516,088,718)
                                                     ---------------
    Net realized gain on investments..............       324,558,619
                                                     ---------------
Net unrealized gain (loss) on investments: (Note
  5)
  Beginning of year...............................     2,223,496,072
  End of year.....................................    (1,381,531,716)
                                                     ---------------
    Net change in unrealized gain (loss) on
      investments.................................    (3,605,027,788)
                                                     ---------------
Net realized and unrealized loss on investments...    (3,280,469,169)
                                                     ---------------
Net decrease in net assets resulting from
  operations......................................   $(1,983,494,746)
                                                     ===============

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                              YEAR ENDED DECEMBER 31,
                                               2000             1999
                                               ----             ----
FROM OPERATIONS:
Net investment income...................  $ 1,296,974,423  $ 1,336,283,808
Net realized gain on investments........      324,558,619      421,797,682
Net change in unrealized (loss) gain on
  investments...........................   (3,605,027,788)   1,273,553,376
                                          ---------------  ---------------
Net decrease in net assets resulting
  from operations.......................   (1,983,494,746)   3,031,634,866
                                          ---------------  ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase
  payments..............................    1,255,425,118    1,172,840,518
Transfer from the Company for mortality
  guarantee adjustments.................        3,371,394        2,184,815
Transfer from the Company's other
  variable annuity accounts.............      254,674,124      220,257,324
Redemptions by contract holders.........   (1,257,770,002)  (1,347,163,695)
Annuity Payments........................      (47,041,158)     (43,203,172)
Other...................................        1,019,544          184,219
                                          ---------------  ---------------
  Net increase in net assets from unit
    transactions (Note 6)...............      209,679,020        5,100,009
                                          ---------------  ---------------
Change in net assets....................   (1,773,815,726)   3,036,734,875
NET ASSETS:
Beginning of year.......................   15,463,100,152   12,426,365,277
                                          ---------------  ---------------
End of year.............................  $13,689,284,426  $15,463,100,152
                                          ===============  ===============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:
Qualified III              $ 17.940   $ 17.601             (1.89%)                          149.4       $         2,629
Qualified V                  17.814     17.449             (2.05%)                        1,517.2                26,473
Qualified VI                 17.940     17.601             (1.89%)                    2,468,024.0            43,439,691
Qualified VIII               17.934     17.593             (1.90%)                            8.6                   151
Qualified X (1.15)           18.533     18.200             (1.80%)                       12,361.8               224,985
Qualified X (1.25)           18.450     18.100             (1.90%)                      423,053.1             7,657,262
Qualified XI                 18.172     17.927             (1.35%)                       72,525.8             1,300,170
Qualified XII (0.35)         10.649     10.744              0.89%            (5)        144,050.4             1,547,678
Qualified XII (0.40)         16.043     15.873             (1.06%)                        2,004.8                31,822
Qualified XII (0.45)         10.836     10.716             (1.11%)                       60,938.4               653,016
Qualified XII (0.55)         10.819     10.688             (1.21%)                        3,343.1                35,731
Qualified XII (0.65)         10.802     10.660             (1.31%)                      216,679.8             2,309,807
Qualified XII (0.70)         10.793     10.646             (1.36%)                       25,012.0               266,278
Qualified XII (0.75)         10.784     10.633             (1.40%)                      236,647.8             2,516,276
Qualified XII (0.80)         11.458     11.292             (1.45%)                      204,193.7             2,305,755
Qualified XII (0.85)         16.002     15.761             (1.51%)                      120,341.0             1,896,694
Qualified XII (0.90)         11.279     11.104             (1.55%)                       22,446.2               249,243
Qualified XII (0.95)         15.944     15.688             (1.61%)                       61,883.6               970,830
Qualified XII (1.00)         15.915     15.652             (1.65%)                      409,440.5             6,408,563
Qualified XII (1.05)         15.886     15.616             (1.70%)                       52,033.6               812,557
Qualified XII (1.10)         15.857     15.580             (1.75%)                       28,870.7               449,805
Qualified XII (1.15)         15.828     15.544             (1.79%)                       25,071.9               389,718
Qualified XII (1.20)         15.799     15.508             (1.84%)                       39,097.5               606,324
Qualified XII (1.25)         15.770     15.472             (1.89%)                        4,619.1                71,466
Qualified XII (1.30)         15.742     15.436             (1.94%)                       12,799.2               197,568
Qualified XII (1.35)         16.103     15.400             (4.37%)           (2)             12.6                   194
Qualified XII (1.40)         15.685     15.365             (2.04%)                        3,008.1                46,220
Qualified XII (1.50)         15.628     15.294             (2.14%)                          670.5                10,255
Qualified XIII               18.135     17.845             (1.60%)                       10,708.7               191,097
Qualified XV                 18.105     17.815             (1.60%)                        8,473.9               150,962
Qualified XVI                17.818     17.437             (2.14%)                       37,681.1               657,046
Qualified XVII               18.102     17.821             (1.55%)                        1,660.0                29,583
Qualified XVIII              18.616     18.328             (1.55%)                        5,198.0                95,269
Qualified XXI                18.122     17.858             (1.46%)                       15,636.3               279,233
Qualified XXII               18.152     17.888             (1.45%)                       10,631.7               190,180
Qualified XXIV               16.192     15.662             (3.27%)           (6)         15,299.8               239,626
Qualified XXV                18.231     17.628             (3.31%)           (9)          7,890.3               139,091
Qualified XXVI               17.673     17.620             (0.30%)           (9)            663.2                11,686
Qualified XXVII              18.479     17.624             (4.63%)           (2)         28,874.1               508,877
Qualified XXVIII             18.479     17.601             (4.75%)           (2)          7,811.0               137,482
--------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:
Qualified I                  32.205     31.647             (1.73%)                       41,042.2             1,298,861
Qualified III                32.002     31.424             (1.81%)                      148,870.3             4,678,075
Qualified V                  24.251     23.779             (1.95%)                        3,412.5                81,145
Qualified VI                 24.372     23.936             (1.79%)                   18,322,640.8           438,570,729
Qualified VII                23.469     23.063             (1.73%)                      217,937.6             5,026,296
Qualified VIII               22.622     22.215             (1.80%)                        4,477.2                99,460
Qualified IX                 22.855     22.557             (1.30%)                        2,588.7                58,394
Qualified X (1.15)           24.523     24.108             (1.69%)                       98,020.4             2,363,075
Qualified X (1.25)           24.372     23.936             (1.79%)                    4,540,990.9           108,693,157
Qualified XI                 24.687     24.380             (1.24%)                      681,757.6            16,621,250
Qualified XII (0.35)         12.051     11.974             (0.64%)           (5)      1,229,466.4            14,721,631
Qualified XII (0.40)         17.347     17.181             (0.96%)                       10,066.5               172,952
Qualified XII (0.45)         12.064     11.943             (1.00%)                      106,919.5             1,276,940
Qualified XII (0.55)         12.045     11.912             (1.10%)                      197,183.2             2,348,846
Qualified XII (0.65)         12.026     11.881             (1.21%)                      118,491.7             1,407,800
Qualified XII (0.70)         12.016     11.865             (1.26%)                      141,383.9             1,677,520
Qualified XII (0.75)         12.006     11.850             (1.30%)                      574,781.9             6,811,166
Qualified XII (0.80)         12.801     12.628             (1.35%)                    3,302,106.0            41,698,995
Qualified XII (0.85)         17.303     17.060             (1.40%)                    1,637,556.3            27,936,710
Qualified XII (0.90)         12.561     12.379             (1.45%)                       21,070.2               260,828

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.: (continued):
Qualified XII (0.95)       $ 17.240   $ 16.981             (1.50%)                      592,454.2       $    10,060,465
Qualified XII (1.00)         17.208     16.942             (1.55%)                    2,074,748.0            35,150,381
Qualified XII (1.05)         17.177     16.903             (1.60%)                      143,923.2             2,432,734
Qualified XII (1.10)         17.146     16.864             (1.64%)                       45,822.9               772,758
Qualified XII (1.15)         17.115     16.825             (1.69%)                      165,555.8             2,785,476
Qualified XII (1.20)         17.083     16.786             (1.74%)                       48,482.4               813,826
Qualified XII (1.25)         17.052     16.747             (1.79%)                        6,532.1               109,393
Qualified XII (1.30)         17.021     16.708             (1.84%)                        4,387.9                73,313
Qualified XII (1.35)         16.663     16.670              0.04%            (2)             74.1                 1,236
Qualified XII (1.40)         16.960     16.631             (1.94%)                        3,654.5                60,778
Qualified XII (1.50)         16.898     16.554             (2.04%)                          409.4                 6,778
Qualified XIII               24.637     24.268             (1.50%)                      110,144.2             2,672,979
Qualified XV                 24.596     24.228             (1.50%)                       83,251.6             2,017,019
Qualified XVI                24.206     23.714             (2.03%)                      317,955.2             7,539,990
Qualified XVII               24.529     24.150             (1.55%)                      291,348.3             7,036,061
Qualified XVIII              24.529     24.150             (1.55%)                      470,992.8            11,374,476
Qualified XIX                32.412     31.930             (1.49%)                       38,738.7             1,236,927
Qualified XX                 32.208     31.710             (1.55%)                       93,990.3             2,980,431
Qualified XXI                24.619     24.286             (1.35%)                      227,797.0             5,532,279
Qualified XXII               24.660     24.327             (1.35%)                       90,315.6             2,197,107
Qualified XXIV               17.735     16.953             (4.41%)           (6)        348,078.0             5,900,966
Qualified XXV                24.797     23.973             (3.32%)           (9)        280,297.7             6,719,576
Qualified XXVI               24.183     23.962             (0.91%)           (9)         16,891.0               404,743
Qualified XXVII              31.463     31.470              0.02%            (2)      1,630,256.0            51,304,155
Qualified XXVIII             31.464     31.429             (0.11%)           (2)        163,951.5             5,152,833
Qualified XXIX               30.917     31.429              1.66%                        30,114.4               946,467
Qualified XXX                32.076     31.429             (2.02%)                       37,522.3             1,179,289
Annuity contracts in
  payment period                                                                                             33,169,278
--------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:
Qualified I                  54.432     58.977              8.35%                        11,570.5               682,393
Qualified III                53.860     58.190              8.04%                         6,929.5               403,229
Qualified V                  13.981     15.115              8.11%                        11,054.1               167,082
Qualified VI                 13.859     15.007              8.28%                     9,870,708.1           148,129,715
Qualified VII                12.833     13.904              8.35%                       128,272.1             1,783,495
Qualified VIII               12.760     13.816              8.28%                         7,897.9               109,118
Qualified IX                 13.012     14.146              8.72%                         1,440.1                20,371
Qualified X (1.15)           13.945     15.115              8.39%                        62,380.4               942,880
Qualified X (1.25)           13.859     15.007              8.28%                     1,685,437.9            25,293,367
Qualified XI                 14.037     15.286              8.90%                       268,652.0             4,106,614
Qualified XII (0.35)         10.424     11.377              9.14%            (5)        310,266.2             3,529,898
Qualified XII (0.40)         11.942     13.041              9.20%                         1,342.5                17,508
Qualified XII (0.45)         10.396     11.348              9.16%                        20,187.3               229,085
Qualified XII (0.55)         10.380     11.318              9.04%                        34,829.2               394,197
Qualified XII (0.65)         10.363     11.289              8.94%                       115,114.4             1,299,527
Qualified XII (0.70)         10.355     11.274              8.87%                       107,054.7             1,206,935
Qualified XII (0.75)         10.346     11.259              8.82%                       213,636.9             2,405,338
Qualified XII (0.80)         10.487     11.406              8.76%                       670,969.5             7,653,078
Qualified XII (0.85)         11.911     12.949              8.71%                       661,111.8             8,560,737
Qualified XII (0.90)         10.481     11.388              8.65%                         3,652.9                41,599
Qualified XII (0.95)         11.867     12.889              8.61%                       339,119.2             4,370,908
Qualified XII (1.00)         11.846     12.859              8.55%                     1,038,667.9            13,356,230
Qualified XII (1.05)         11.824     12.829              8.50%                        59,398.3               762,021
Qualified XII (1.10)         11.803     12.800              8.45%                        17,651.2               225,935
Qualified XII (1.15)         11.781     12.770              8.39%                        58,437.4               746,246
Qualified XII (1.20)         11.760     12.740              8.33%                        28,921.1               368,455
Qualified XII (1.25)         11.738     12.711              8.29%                         9,827.4               124,916
Qualified XII (1.30)         11.717     12.681              8.23%                         7,648.2                96,987
Qualified XII (1.35)         11.769     12.652              7.50%            (2)             58.4                   739
Qualified XII (1.40)         11.674     12.623              8.13%                         3,129.5                39,504
Qualified XII (1.50)         11.632     12.564              8.01%                           695.0                 8,732
Qualified XIII               14.009     15.215              8.61%                       114,543.2             1,742,775

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP: (continued):
Qualified XV               $ 13.986   $ 15.190              8.61%                       101,758.7       $     1,545,714
Qualified XVI                13.764     14.868              8.02%                       155,213.8             2,307,719
Qualified XVII               13.912     15.087              8.45%                       264,384.8             3,988,774
Qualified XVIII              13.912     15.087              8.45%                       523,161.1             7,892,931
Qualified XIX                54.642     59.293              8.51%                         7,879.3               467,190
Qualified XX                 53.945     58.502              8.45%                        18,880.2             1,104,528
Qualified XXI                13.999     15.227              8.77%                        17,781.0               270,751
Qualified XXII               14.022     15.252              8.77%                        38,843.4               592,439
Qualified XXIV               12.155     12.867              5.86%            (6)        165,139.0             2,124,844
Qualified XXV                14.385     15.030              4.48%            (9)         59,880.0               899,997
Qualified XXVI               14.416     15.023              4.21%            (9)          4,465.3                67,082
Qualified XXVII              53.528     58.266              8.85%            (2)        603,258.7            35,149,471
Qualified XXVIII             53.528     58.190              8.71%            (2)        155,538.3             9,050,774
Qualified XXIX               57.031     58.190              2.03%                         2,085.2               121,338
Qualified XXX                53.738     58.180              8.27%                        29,616.6             1,723,100
Annuity contracts in
  payment period                                                                                              5,792,395
--------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:
Qualified III                16.458     16.322             (0.83%)                           29.5                   481
Qualified V                  16.342     16.181             (0.99%)                          575.0                 9,304
Qualified VI                 16.458     16.322             (0.83%)                    2,083,592.6            34,008,401
Qualified X (1.15)           16.923     16.799             (0.73%)                       18,918.2               317,807
Qualified X (1.25)           16.847     16.707             (0.83%)                      314,495.1             5,254,269
Qualified XI                 16.670     16.625             (0.27%)                       72,153.4             1,199,551
Qualified XII (0.35)         10.497     10.777              2.67%            (5)         75,426.6               812,873
Qualified XII (0.40)         14.960     14.962              0.01%                           581.4                 8,699
Qualified XII (0.45)         10.752     10.749             (0.03%)                      140,545.3             1,510,721
Qualified XII (0.55)         10.735     10.721             (0.13%)                        3,859.2                41,374
Qualified XII (0.65)         10.718     10.693             (0.23%)                       98,178.7             1,049,825
Qualified XII (0.70)         10.709     10.679             (0.28%)                       13,626.2               145,514
Qualified XII (0.75)         10.701     10.665             (0.34%)                      214,545.2             2,288,125
Qualified XII (0.80)         11.275     11.232             (0.38%)                      134,663.6             1,512,541
Qualified XII (0.85)         14.921     14.857             (0.43%)                       65,822.6               977,926
Qualified XII (0.90)         11.115     11.061             (0.49%)                        6,134.6                67,855
Qualified XII (0.95)         14.867     14.788             (0.53%)                       59,724.4               883,204
Qualified XII (1.00)         14.840     14.754             (0.58%)                      135,910.5             2,005,223
Qualified XII (1.05)         14.813     14.719             (0.63%)                       51,578.0               759,176
Qualified XII (1.10)         14.786     14.685             (0.68%)                       47,415.2               696,292
Qualified XII (1.15)         14.759     14.651             (0.73%)                       14,299.9               209,508
Qualified XII (1.20)         14.732     14.617             (0.78%)                      371,913.0             5,436,252
Qualified XII (1.25)         14.705     14.584             (0.82%)                       11,049.6               161,148
Qualified XII (1.30)         14.679     14.550             (0.88%)                       14,623.9               212,778
Qualified XII (1.35)         14.793     14.516             (1.87%)           (2)              3.9                    56
Qualified XII (1.40)         14.625     14.483             (0.97%)                        4,151.4                60,125
Qualified XII (1.50)         14.572     14.416             (1.07%)                          472.4                 6,810
Qualified XIII               16.637     16.548             (0.53%)                        9,637.6               159,483
Qualified XV                 16.609     16.521             (0.53%)                       10,168.0               167,986
Qualified XVI                16.346     16.170             (1.08%)                       32,973.2               533,177
Qualified XVII               16.607     16.526             (0.49%)                       37,614.4               621,616
Qualified XVIII              16.999     16.917             (0.48%)                       11,019.9               186,424
Qualified XXI                16.624     16.561             (0.38%)                       10,579.4               175,205
Qualified XXII               16.652     16.588             (0.38%)                       11,879.3               197,054
Qualified XXIV               14.969     14.763             (1.38%)           (6)          6,470.7                95,527
Qualified XXV                16.707     16.347             (2.15%)           (9)          4,110.8                67,200
Qualified XXVI               16.294     16.340              0.28%            (9)            304.0                 4,967
Qualified XXVII              16.637     16.343             (1.77%)           (2)         36,195.9               591,550
Qualified XXVIII             16.637     16.322             (1.89%)           (2)          1,565.4                25,550
Annuity contracts in
  payment period                                                                                                 68,046
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES C:
Qualified III                19.358     17.424             (9.99%)                       29,117.9               507,351
Qualified VI                 19.358     17.424             (9.99%)                    4,499,483.4            78,398,999
Qualified XI                 19.568     17.712             (9.48%)                      546,470.2             9,679,080

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES C: (continued):
Qualified XII (0.60)       $ 13.075   $ 12.298             (5.94%)           (5)         66,328.5       $       815,708
Qualified XII (0.65)         19.672     17.857             (9.23%)                          109.6                 1,957
Qualified XII (0.70)         13.520     12.266             (9.28%)                       23,935.4               293,592
Qualified XII (0.80)         13.498     12.234             (9.36%)                        6,968.0                85,247
Qualified XII (0.90)         13.477     12.203             (9.45%)                       10,693.6               130,494
Qualified XII (0.95)         12.849     12.187             (5.15%)           (5)          8,063.3                98,267
Qualified XII (1.00)         13.455     12.171             (9.54%)                      107,474.7             1,308,075
Qualified XII (1.05)         14.919     13.489             (9.59%)                      578,463.2             7,802,890
Qualified XII (1.10)         19.615     17.725             (9.64%)                       76,637.1             1,358,393
Qualified XII (1.15)         14.489     13.087             (9.68%)                        4,014.5                52,538
Qualified XII (1.20)         19.550     17.649             (9.72%)                      115,574.6             2,039,776
Qualified XII (1.25)         19.518     17.612             (9.77%)                      990,293.7            17,441,053
Qualified XII (1.30)         19.486     17.574             (9.81%)                        1,697.7                29,836
Qualified XII (1.35)         19.454     17.536             (9.86%)                        4,951.0                86,820
Qualified XII (1.40)         19.422     17.499             (9.90%)                        3,706.0                64,851
Qualified XII (1.45)         19.390     17.461             (9.95%)                        3,011.7                52,587
Qualified XIII               19.550     17.649             (9.72%)                       83,470.8             1,473,177
Qualified XV                 19.536     17.637             (9.72%)                       16,020.9               282,560
Qualified XVI                19.227     17.263            (10.21%)                       25,328.3               437,243
Qualified XVII               19.358     17.424             (9.99%)                       93,254.5             1,624,867
Qualified XXI                19.557     17.682             (9.59%)                       47,002.9               831,106
Qualified XXII               19.571     17.694             (9.59%)                       75,781.6             1,340,880
Qualified XXV                18.958     17.451             (7.95%)           (9)         62,911.9             1,097,875
Qualified XXVI               18.294     17.443             (4.65%)           (9)            496.7                 8,664
Qualified XXVII              18.371     17.447             (5.03%)           (2)        385,443.5             6,724,833
Qualified XXVIII             18.372     17.424             (5.16%)           (2)        122,049.3             2,126,587
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES D:
Qualified III                10.726     10.188             (5.02%)                        6,178.2                62,943
Qualified VI                 10.726     10.188             (5.02%)                   13,303,066.2           135,531,636
Qualified X (1.15)           10.726     10.188             (5.02%)                      139,040.1             1,416,541
Qualified X (1.25)           10.726     10.188             (5.02%)                    2,618,087.2            26,673,072
Qualified XI                 10.775     10.292             (4.48%)                    2,233,755.0            22,989,806
Qualified XII (0.60)         10.239     10.394              1.51%            (5)        123,380.6             1,282,418
Qualified XII (0.65)         10.833     10.376             (4.22%)                        1,176.9                12,212
Qualified XII (0.70)         10.832     10.370             (4.27%)                       39,906.2               413,827
Qualified XII (0.80)         10.818     10.347             (4.35%)                       28,921.7               299,253
Qualified XII (0.90)         10.805     10.324             (4.45%)                       22,607.9               233,404
Qualified XII (0.95)         10.103     10.313              2.08%            (5)         17,710.5               182,648
Qualified XII (1.00)         10.792     10.301             (4.55%)                      204,858.3             2,110,245
Qualified XII (1.05)         10.785     10.290             (4.59%)                    2,847,975.4            29,305,667
Qualified XII (1.10)         10.779     10.279             (4.64%)                      127,491.1             1,310,481
Qualified XII (1.15)         10.772     10.267             (4.69%)                        7,600.0                78,029
Qualified XII (1.20)         10.765     10.256             (4.73%)                      310,326.7             3,182,711
Qualified XII (1.25)         10.759     10.244             (4.79%)                    5,102,718.6            52,272,249
Qualified XII (1.30)         10.752     10.233             (4.83%)                       39,657.4               405,814
Qualified XII (1.35)         10.745     10.222             (4.87%)                       20,860.6               213,237
Qualified XII (1.40)         10.739     10.210             (4.93%)                       16,039.0               163,758
Qualified XII (1.50)         10.726     10.188             (5.02%)                        4,235.8                43,154
Qualified XII (1.75)         10.693     10.131             (5.26%)                          695.8                 7,049
Qualified XIII               10.765     10.256             (4.73%)                      388,392.1             3,983,349
Qualified XV                 10.765     10.256             (4.73%)                       77,534.9               795,198
Qualified XVI                10.693     10.131             (5.26%)                      103,950.1             1,053,118
Qualified XVII               10.726     10.188             (5.02%)                       94,258.4               960,305
Qualified XVIII              10.726     10.188             (5.02%)                      536,117.4             5,461,964
Qualified XXI                10.777     10.282             (4.59%)                      195,828.0             2,013,503
Qualified XXII               10.777     10.282             (4.59%)                      452,842.1             4,656,122
Qualified XXIV               10.406     10.251             (1.49%)           (6)         71,274.8               730,638
Qualified XXV                10.381     10.203             (1.71%)           (9)         78,974.2               805,774
Qualified XXVI               10.207     10.199             (0.08%)           (9)          1,369.3                13,965
Qualified XXVII              10.224     10.201             (0.22%)           (2)      3,177,580.1            32,414,495
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E:
Qualified V                $ 10.751   $ 10.114             (5.93%)                          489.8       $         4,954
Qualified VI                 10.760     10.139             (5.77%)                    5,712,633.7            57,920,395
Qualified X (1.15)           10.755     10.109             (6.01%)                      155,990.2             1,576,905
Qualified X (1.25)           10.752     10.107             (6.00%)                    1,392,603.1            14,075,040
Qualified XI                 10.787     10.221             (5.25%)                      763,611.9             7,804,877
Qualified XII (0.70)         10.807     10.265             (5.02%)                        2,531.9                25,990
Qualified XII (0.80)         10.801     10.249             (5.11%)                       24,171.9               247,738
Qualified XII (0.95)         10.224     10.226              0.02%            (5)         57,462.1               587,607
Qualified XII (1.00)         10.789     10.218             (5.29%)                       63,957.0               653,513
Qualified XII (1.05)         10.787     10.210             (5.35%)                    1,061,700.4            10,839,961
Qualified XII (1.10)         10.784     10.202             (5.40%)                       39,174.9               399,662
Qualified XII (1.15)         10.781     10.194             (5.44%)                        1,600.0                16,310
Qualified XII (1.20)         10.778     10.186             (5.49%)                      127,699.5             1,300,747
Qualified XII (1.25)         10.775     10.178             (5.54%)                    1,500,333.2            15,270,391
Qualified XII (1.30)         10.772     10.171             (5.58%)                       14,079.7               143,205
Qualified XII (1.35)         10.769     10.163             (5.63%)                        4,033.4                40,991
Qualified XII (1.40)         10.766     10.155             (5.68%)                        5,246.1                53,274
Qualified XII (1.50)         10.760     10.139             (5.77%)                        9,586.3                97,195
Qualified XII (1.75)         10.745     10.100             (6.00%)                          287.7                 2,906
Qualified XIII               10.778     10.186             (5.49%)                      104,359.7             1,063,008
Qualified XV                 10.778     10.186             (5.49%)                       87,491.3               891,186
Qualified XVI                10.745     10.100             (6.00%)                       29,135.5               294,269
Qualified XVII               10.760     10.139             (5.77%)                      125,087.7             1,268,264
Qualified XVIII              10.752     10.107             (6.00%)                       64,489.2               651,792
Qualified XXI                10.787     10.210             (5.35%)                      165,247.6             1,687,178
Qualified XXII               10.787     10.210             (5.35%)                      173,190.0             1,768,270
Qualified XXIV               10.531     10.185             (3.29%)           (6)         23,134.6               235,626
Qualified XXV                10.452     10.155             (2.84%)           (9)        172,664.6             1,753,409
Qualified XXVII              10.283     10.153             (1.26%)           (2)      1,083,421.6            10,999,979
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES G:
Qualified VI                 10.370      9.914             (4.40%)                    1,574,542.7            15,610,012
Qualified X (1.25)           10.369      9.888             (4.64%)                      466,941.8             4,617,121
Qualified XI                 10.384      9.983             (3.86%)                       86,922.8               867,750
Qualified XII (0.60)          9.873     10.031              1.60%            (5)          5,346.4                53,630
Qualified XII (0.80)         10.392     10.004             (3.73%)                        1,379.7                13,803
Qualified XII (0.90)         10.389      9.991             (3.83%)                          359.5                 3,592
Qualified XII (1.00)         10.386      9.978             (3.93%)                       26,136.6               260,791
Qualified XII (1.05)         10.384      9.972             (3.97%)                      163,563.9             1,631,059
Qualified XII (1.10)         10.383      9.965             (4.03%)                       52,679.8               524,954
Qualified XII (1.20)         10.379      9.952             (4.11%)                       26,500.6               263,734
Qualified XII (1.25)         10.378      9.946             (4.16%)                      579,378.5             5,762,499
Qualified XII (1.30)         10.376      9.939             (4.21%)                        4,382.3                43,556
Qualified XII (1.35)         10.375      9.933             (4.26%)                        3,944.2                39,178
Qualified XII (1.40)         10.373      9.926             (4.31%)                        3,654.4                36,274
Qualified XII (1.45)         10.371      9.920             (4.35%)                       35,869.8               355,828
Qualified XII (1.55)         10.193      9.907             (2.81%)           (7)            132.0                 1,308
Qualified XIII               10.379      9.952             (4.11%)                       30,434.6               302,885
Qualified XV                 10.379      9.952             (4.11%)                       30,357.2               302,115
Qualified XVI                10.362      9.881             (4.64%)                        5,837.3                57,678
Qualified XVII               10.370      9.914             (4.40%)                       29,547.1               292,930
Qualified XVIII              10.369      9.888             (4.64%)                       69,330.3               685,538
Qualified XXI                10.384      9.972             (3.97%)                        9,240.4                92,145
Qualified XXII               10.384      9.972             (3.97%)                       18,135.0               180,842
Qualified XXIV               10.067      9.952             (1.14%)           (6)          6,204.8                61,750
Qualified XXV                10.067      9.929             (1.37%)           (9)         18,054.5               179,263
Qualified XXVII               9.923      9.927              0.04%            (2)        580,576.2             5,763,380
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H:
Qualified VI                 10.020     10.069              0.49%                     1,268,817.2            12,775,721
Qualified X (1.15)           10.086     10.051             (0.35%)           (2)         47,965.0               482,096
Qualified X (1.25)           10.020     10.049              0.29%                       241,335.0             2,425,175
Qualified XI                 10.022     10.127              1.05%                       111,279.1             1,126,923

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H: (continued):
Qualified XII (0.60)       $ 10.178   $ 10.163             (0.15%)           (5)            331.6       $         3,370
Qualified XII (0.80)         10.050     10.142              0.92%            (1)         13,648.5               138,423
Qualified XII (0.90)         10.652     10.131             (4.89%)           (3)          1,483.3                15,027
Qualified XII (0.95)         10.085     10.126              0.41%            (5)         10,895.1               110,324
Qualified XII (1.00)         10.043     10.121              0.78%            (1)         14,380.6               145,546
Qualified XII (1.05)         10.021     10.116              0.95%            (1)        339,304.6             3,432,405
Qualified XII (1.10)         10.042     10.111              0.69%            (1)         23,489.4               237,501
Qualified XII (1.20)         10.021     10.100              0.79%                        13,950.5               140,900
Qualified XII (1.25)         10.021     10.095              0.74%                       285,355.3             2,880,662
Qualified XII (1.30)         10.021     10.090              0.69%                         1,294.8                13,065
Qualified XII (1.35)         10.020     10.084              0.64%                         8,826.3                89,004
Qualified XII (1.40)         10.044     10.079              0.35%            (1)          5,910.1                59,568
Qualified XII (1.45)         10.020     10.074              0.54%                         5,077.4                51,150
Qualified XIII               10.021     10.100              0.79%                        23,614.4               238,505
Qualified XV                 10.021     10.100              0.79%                        16,123.9               162,851
Qualified XVI                10.019     10.043              0.24%                         9,657.3                96,988
Qualified XVII               10.043     10.069              0.26%            (1)         58,378.1               587,809
Qualified XVIII              10.020     10.049              0.29%                        60,782.9               610,807
Qualified XXI                10.022     10.116              0.94%                         5,072.3                51,311
Qualified XXII               10.033     10.116              0.83%            (1)         34,213.2               346,101
Qualified XXV                10.332     10.084             (2.40%)           (9)          3,437.1                34,660
Qualified XXVI               10.131     10.080             (0.50%)           (9)            395.1                 3,983
Qualified XXVII              10.066     10.082              0.16%            (2)        289,206.3             2,915,778
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES I:
Qualified X (1.25)           10.005      9.863             (1.42%)           (3)        115,538.7             1,139,558
Qualified XVIII              10.020      9.863             (1.57%)           (4)         22,788.4               224,762
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES J:
Qualified X (1.25)            9.997      9.731             (2.66%)           (6)         40,311.1               392,267
Qualified XVIII              10.098      9.731             (3.63%)           (8)          6,624.1                64,459
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES K:
Qualified X (1.25)           10.031     10.041              0.10%            (8)         91,123.2               914,968
Qualified XVIII              10.058     10.041             (0.17%)           (9)          1,699.0                17,060
Qualified XXVII              10.023     10.046              0.23%            (8)        192,188.5             1,930,726
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES L:
Qualified XXVII              10.006     10.015              0.09%           (11)          1,596.3                15,987
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:
Qualified I                 374.804    329.769            (12.02%)                      100,475.1            33,133,575
Qualified III               285.655    250.600            (12.27%)                       11,884.6             2,978,293
Qualified V                  28.987     25.448            (12.21%)                       16,861.9               429,101
Qualified VI                 29.100     25.588            (12.07%)                   90,718,317.0         2,321,300,294
Qualified VII                27.450     24.151            (12.02%)                    7,082,962.5           171,060,628
Qualified VIII               27.018     23.756            (12.07%)                       51,784.0             1,230,180
Qualified IX                 27.182     24.020            (11.63%)                       15,521.2               372,819
Qualified X (1.15)           29.280     25.772            (11.98%)                      481,221.6            12,402,044
Qualified X (1.25)           29.100     25.588            (12.07%)                   15,052,265.7           385,157,374
Qualified XI                 29.475     26.063            (11.58%)                    4,152,127.0           108,216,887
Qualified XII (0.35)         11.432     10.545             (7.76%)           (5)      5,130,359.5            54,099,641
Qualified XII (0.40)         19.586     17.368            (11.32%)                       55,508.4               964,070
Qualified XII (0.45)         11.867     10.518            (11.37%)                      396,365.5             4,168,972
Qualified XII (0.55)         11.847     10.490            (11.45%)                    1,009,352.0            10,588,103
Qualified XII (0.65)         11.828     10.463            (11.54%)                      448,612.4             4,693,832
Qualified XII (0.70)         11.819     10.450            (11.58%)                      525,994.8             5,496,646
Qualified XII (0.75)         11.809     10.436            (11.63%)                    3,953,353.9            41,257,201
Qualified XII (0.80)         12.939     11.429            (11.67%)                   11,724,441.0           133,998,636
Qualified XII (0.85)         19.535     17.246            (11.72%)                    4,996,223.1            86,164,863
Qualified XII (0.90)         12.572     11.094            (11.76%)                      131,644.7             1,460,466
Qualified XII (0.95)         19.464     17.166            (11.81%)                    3,034,487.9            52,090,020
Qualified XII (1.00)         19.429     17.127            (11.85%)                   10,368,984.1           177,589,590
Qualified XII (1.05)         19.393     17.087            (11.89%)                      499,790.4             8,539,919
Qualified XII (1.10)         19.358     17.047            (11.94%)                      221,197.6             3,770,755

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP: (continued):
Qualified XII (1.15)       $ 19.323   $ 17.008            (11.98%)                      329,934.2       $     5,611,521
Qualified XII (1.20)         19.288     16.969            (12.02%)                      197,616.7             3,353,358
Qualified XII (1.25)         19.253     16.929            (12.07%)                       53,512.6               905,914
Qualified XII (1.30)         19.218     16.890            (12.11%)                       12,706.0               214,605
Qualified XII (1.35)         18.079     16.851             (6.79%)           (2)             65.7                 1,107
Qualified XII (1.40)         19.148     16.812            (12.20%)                       23,600.2               396,766
Qualified XII (1.50)         19.078     16.734            (12.29%)                       13,521.8               226,274
Qualified XIII               29.416     25.943            (11.81%)                      867,248.8            22,499,036
Qualified XV                 29.367     25.900            (11.81%)                      878,039.9            22,741,234
Qualified XVI                28.902     25.351            (12.29%)                    1,314,584.9            33,326,043
Qualified XVII               29.287     25.817            (11.85%)                    4,335,995.8           111,942,404
Qualified XVIII              29.287     25.817            (11.85%)                    4,664,125.2           120,413,721
Qualified XIX               377.218    332.719            (11.80%)                       54,075.8            17,992,039
Qualified XX                286.829    252.842            (11.85%)                      119,701.5            30,265,567
Qualified XXI                29.394     25.963            (11.67%)                      868,957.6            22,560,745
Qualified XXII               29.443     26.006            (11.67%)                    1,132,148.1            29,442,644
Qualified XXIV               19.041     17.138             (9.99%)           (6)      1,179,341.3            20,211,552
Qualified XXV                28.038     25.628             (8.60%)           (9)        727,720.6            18,650,024
Qualified XXVI               26.982     25.617             (5.06%)           (9)         34,055.5               872,399
Qualified XXVII             275.773    250.928             (9.01%)           (2)      1,257,857.1           315,631,560
Qualified XXVIII            275.776    250.600             (9.13%)           (2)         30,795.6             7,717,365
Qualified XXIX              248.703    250.600              0.76%                         6,171.8             1,546,652
Qualified XXX               284.994    250.558            (12.08%)                       81,402.4            20,396,004
Annuity contracts in
  payment period                                                                                            311,465,868
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:
Qualified III                18.124     15.760            (13.04%)                          840.0                13,238
Qualified V                  23.771     20.638            (13.18%)                        3,433.4                70,858
Qualified VI                 23.875     20.761            (13.04%)                    4,162,081.8            86,408,981
Qualified VIII               23.870     20.755            (13.05%)                        1,210.0                25,113
Qualified X (1.15)           23.940     20.839            (12.95%)                       23,304.8               485,649
Qualified X (1.25)           23.875     20.761            (13.04%)                      644,933.3            13,389,461
Qualified XI                 24.094     21.069            (12.55%)                      259,594.1             5,469,388
Qualified XII (0.35)         15.254     13.544            (11.21%)           (5)        168,968.9             2,288,515
Qualified XII (0.40)         24.222     21.242            (12.30%)                          981.2                20,843
Qualified XII (0.45)         15.412     13.509            (12.35%)                      236,124.1             3,189,800
Qualified XII (0.55)         15.387     13.474            (12.43%)                       22,757.5               306,634
Qualified XII (0.60)         14.825     13.456             (9.23%)          (11)              1.4                    19
Qualified XII (0.65)         15.362     13.439            (12.52%)                       20,846.9               280,162
Qualified XII (0.70)         15.350     13.421            (12.57%)                      160,372.0             2,152,352
Qualified XII (0.75)         15.338     13.404            (12.61%)                      278,123.2             3,727,963
Qualified XII (0.80)         17.447     15.239            (12.66%)                    1,159,343.0            17,667,228
Qualified XII (0.85)         24.137     21.073            (12.69%)                       88,456.0             1,864,034
Qualified XII (0.90)         16.962     14.801            (12.74%)                       18,738.5               277,349
Qualified XII (0.95)         24.071     20.994            (12.78%)                       99,760.5             2,094,372
Qualified XII (1.00)         24.039     20.955            (12.83%)                      755,685.6            15,835,392
Qualified XII (1.05)         24.006     20.916            (12.87%)                       64,832.0             1,356,026
Qualified XII (1.10)         23.973     20.878            (12.91%)                        9,211.2               192,312
Qualified XII (1.15)         23.940     20.839            (12.95%)                       16,704.9               348,114
Qualified XII (1.20)         23.908     20.800            (13.00%)                       11,753.0               244,463
Qualified XII (1.25)         23.875     20.761            (13.04%)                       10,083.5               209,343
Qualified XII (1.30)         23.843     20.723            (13.09%)                        6,817.2               141,272
Qualified XII (1.35)         23.242     20.684            (11.01%)           (2)            193.8                 4,008
Qualified XII (1.40)         23.778     20.646            (13.17%)                        2,989.4                61,720
Qualified XII (1.50)         23.713     20.569            (13.26%)                        5,215.1               107,269
Qualified XIII               24.071     20.994            (12.78%)                       32,769.8               687,970
Qualified XV                 24.071     20.994            (12.78%)                       38,168.0               801,299
Qualified XVI                23.713     20.569            (13.26%)                       74,056.3             1,523,264
Qualified XVII               23.875     20.761            (13.04%)                       55,705.1             1,156,493
Qualified XVIII              24.091     21.022            (12.74%)                       63,055.8             1,325,559
Qualified XXI                24.094     21.045            (12.65%)                       69,861.9             1,470,244
Qualified XXII               24.094     21.045            (12.65%)                      103,002.5             2,167,687

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP: (continued):
Qualified XXIV             $ 26.062   $ 20.969            (19.54%)           (6)         59,768.7       $     1,253,290
Qualified XXV                24.462     20.793            (15.00%)           (9)         80,896.8             1,682,087
Qualified XXVI               23.388     20.784            (11.13%)           (9)          2,394.2                49,761
Qualified XXVII               9.343      7.718            (17.39%)           (8)         87,757.2               677,310
Annuity contracts in
  payment period                                                                                                132,657
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:
Qualified V                  22.923     20.478            (10.67%)                        1,069.5                21,901
Qualified VI                 23.044     20.618            (10.53%)                   10,804,600.3           222,769,249
Qualified VIII               23.038     20.612            (10.53%)                        1,696.4                34,966
Qualified X (1.15)           23.120     20.707            (10.44%)                       66,254.2             1,371,925
Qualified X (1.25)           23.044     20.618            (10.53%)                    1,239,413.6            25,554,230
Qualified XI                 23.294     20.959            (10.02%)                      728,521.5            15,269,082
Qualified XII (0.35)         13.504     12.651             (6.32%)           (5)        332,138.6             4,201,885
Qualified XII (0.40)         23.418     21.131             (9.77%)                        1,499.6                31,689
Qualified XII (0.45)         13.991     12.618             (9.81%)                      398,207.5             5,024,582
Qualified XII (0.55)         13.968     12.585             (9.90%)                      134,831.0             1,696,848
Qualified XII (0.60)         12.787     12.569             (1.70%)          (11)              2.3                    29
Qualified XII (0.65)         13.946     12.553             (9.99%)                      214,857.7             2,697,109
Qualified XII (0.70)         13.935     12.536            (10.04%)                       94,619.6             1,186,151
Qualified XII (0.75)         13.923     12.520            (10.08%)                      555,823.6             6,958,911
Qualified XII (0.80)         15.521     13.950            (10.12%)                    2,757,219.9            38,463,217
Qualified XII (0.85)         23.350     20.975            (10.17%)                      625,951.4            13,129,331
Qualified XII (0.90)         15.036     13.500            (10.22%)                       35,744.4               482,550
Qualified XII (0.95)         23.273     20.885            (10.26%)                      364,048.2             7,603,147
Qualified XII (1.00)         23.235     20.841            (10.30%)                    1,994,038.0            41,557,745
Qualified XII (1.05)         23.196     20.796            (10.35%)                      104,345.5             2,169,969
Qualified XII (1.10)         23.158     20.751            (10.39%)                       76,996.8             1,597,761
Qualified XII (1.15)         23.120     20.707            (10.44%)                       39,702.7               822,123
Qualified XII (1.20)         23.082     20.663            (10.48%)                       35,906.4               741,934
Qualified XII (1.25)         23.044     20.618            (10.53%)                       23,353.3               481,498
Qualified XII (1.30)         23.006     20.574            (10.57%)                       18,316.2               376,838
Qualified XII (1.35)         21.210     20.530             (3.21%)           (2)            166.5                 3,418
Qualified XII (1.40)         22.930     20.486            (10.66%)                        9,813.8               201,045
Qualified XII (1.50)         22.855     20.399            (10.75%)                        6,602.6               134,687
Qualified XIII               23.273     20.885            (10.26%)                       96,356.4             2,012,403
Qualified XIV                23.044     20.618            (10.53%)                          529.1                10,908
Qualified XV                 23.256     20.870            (10.26%)                       43,031.0               898,056
Qualified XVI                22.887     20.427            (10.75%)                      146,862.7             2,999,965
Qualified XVII               23.103     20.692            (10.44%)                       90,740.7             1,877,606
Qualified XVIII              23.252     20.877            (10.21%)                       59,854.8             1,249,589
Qualified XXI                23.277     20.920            (10.13%)                      378,291.3             7,913,853
Qualified XXII               23.294     20.936            (10.12%)                      142,200.3             2,977,105
Qualified XXIV               23.001     20.854             (9.33%)           (6)         83,049.5             1,731,914
Qualified XXV                22.482     20.650             (8.15%)           (9)        110,803.6             2,288,095
Qualified XXVI               21.677     20.641             (4.78%)           (9)          7,167.8               147,951
Qualified XXVII              21.787     20.645             (5.24%)           (2)      2,198,549.7            45,389,058
Qualified XXVIII             21.787     20.618             (5.37%)           (2)      1,114,270.0            22,974,018
Annuity contracts in
  payment period                                                                                              1,883,772
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP:
Qualified V                  12.497     14.688             17.53%            (1)            221.2                 3,249
Qualified VI                 12.455     14.751             18.43%                     1,651,221.6            24,357,170
Qualified VIII               12.454     14.748             18.42%                             2.9                    43
Qualified X (1.15)           13.477     14.791              9.75%            (3)          4,513.6                66,760
Qualified X (1.25)           12.455     14.751             18.43%                       185,614.9             2,738,005
Qualified XI                 12.530     14.923             19.10%                       140,819.5             2,101,449
Qualified XII (0.35)         14.273     15.460              8.32%            (5)         47,993.2               741,975
Qualified XII (0.40)         12.597     15.046             19.44%                           556.8                 8,378
Qualified XII (0.45)         12.916     15.419             19.38%                        18,305.5               282,252
Qualified XII (0.55)         12.896     15.379             19.25%                         7,716.2               118,667
Qualified XII (0.65)         12.875     15.339             19.14%                         7,546.3               115,752
Qualified XII (0.70)         12.864     15.319             19.08%                        15,600.5               238,984

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP: (continued):
Qualified XII (0.75)       $ 12.854   $ 15.299             19.02%                        32,312.1       $       494,343
Qualified XII (0.80)         12.551     14.930             18.95%                       148,980.8             2,224,283
Qualified XII (0.85)         12.540     14.910             18.90%                        52,574.4               783,885
Qualified XII (0.90)         12.529     14.890             18.84%                         3,892.7                57,963
Qualified XII (0.95)         12.519     14.870             18.78%                        67,543.2             1,004,367
Qualified XII (1.00)         12.508     14.851             18.73%                       174,355.3             2,589,351
Qualified XII (1.05)         12.498     14.831             18.67%                         9,532.1               141,370
Qualified XII (1.10)         12.487     14.811             18.61%                         5,612.0                83,119
Qualified XII (1.15)         12.477     14.791             18.55%                         5,064.4                74,908
Qualified XII (1.20)         12.466     14.771             18.49%                         2,937.0                43,383
Qualified XII (1.25)         12.455     14.751             18.43%                         2,018.8                29,779
Qualified XII (1.30)         12.445     14.731             18.37%                         1,743.5                25,684
Qualified XII (1.35)         12.420     14.712             18.45%            (2)            101.1                 1,488
Qualified XII (1.40)         12.564     14.692             16.94%            (2)          1,016.5                14,934
Qualified XII (1.50)         12.403     14.653             18.14%                           340.5                 4,989
Qualified XIII               12.519     14.870             18.78%                        19,360.7               287,893
Qualified XV                 12.519     14.870             18.78%                        19,369.3               288,022
Qualified XVI                12.403     14.653             18.14%                        22,439.6               328,807
Qualified XVII               12.475     14.751             18.24%            (2)          6,140.4                90,577
Qualified XVIII              12.455     14.751             18.43%                        29,585.0               436,408
Qualified XXI                12.530     14.906             18.96%                        46,568.5               694,150
Qualified XXII               12.530     14.906             18.96%                        21,104.3               314,581
Qualified XXIV               14.131     14.860              5.16%            (6)          8,616.4               128,039
Qualified XXV                15.067     14.774             (1.94%)           (9)         23,199.5               342,750
Qualified XXVI               14.459     14.768              2.14%            (9)          3,480.0                51,393
Qualified XXVII              13.115     15.377             17.25%            (2)        344,474.8             5,296,989
Qualified XXVIII             13.116     15.357             17.09%            (2)        572,329.2             8,789,259
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP:
Qualified V                  10.271     10.416              1.41%           (10)             12.2                   127
Qualified VI                  9.645     10.461              8.46%                       528,977.5             5,533,637
Qualified X (1.15)            9.661     10.489              8.57%                         1,442.0                15,125
Qualified X (1.25)            9.645     10.461              8.46%                        91,047.3               952,446
Qualified XI                  9.703     10.583              9.07%                        36,589.3               387,225
Qualified XII (0.35)          9.804     11.144             13.67%            (5)         16,975.5               189,175
Qualified XII (0.45)         10.166     11.115              9.34%                         2,602.7                28,929
Qualified XII (0.65)         10.134     11.057              9.11%                        44,025.8               486,793
Qualified XII (0.70)         10.126     11.042              9.05%                         2,159.2                23,842
Qualified XII (0.75)         10.117     11.028              9.00%                        15,933.7               175,717
Qualified XII (0.80)          9.718     10.588              8.95%                        61,434.5               650,469
Qualified XII (0.85)          9.710     10.574              8.90%                        20,025.3               211,748
Qualified XII (0.90)          9.702     10.559              8.83%                         1,099.5                11,610
Qualified XII (0.95)          9.694     10.545              8.78%                        16,219.3               171,032
Qualified XII (1.00)          9.686     10.531              8.72%                        70,028.4               737,469
Qualified XII (1.05)          9.677     10.517              8.68%                         3,795.6                39,918
Qualified XII (1.10)          9.669     10.503              8.63%                         1,063.3                11,168
Qualified XII (1.15)          9.661     10.489              8.57%                         1,569.1                16,458
Qualified XII (1.20)          9.653     10.475              8.52%                         2,252.9                23,599
Qualified XII (1.25)          8.614     10.461             21.44%            (4)            692.7                 7,246
Qualified XII (1.30)          9.637     10.447              8.41%                            22.1                   231
Qualified XII (1.35)          9.777     10.433              6.71%            (2)             14.8                   154
Qualified XII (1.40)          9.746     10.419              6.91%            (2)          2,254.9                23,494
Qualified XII (1.50)          9.604     10.391              8.19%                           116.9                 1,215
Qualified XIII                9.694     10.545              8.78%                         6,873.5                72,481
Qualified XV                  9.694     10.545              8.78%                         6,765.9                71,346
Qualified XVI                 9.604     10.391              8.19%                         7,534.1                78,287
Qualified XVII                9.645     10.461              8.46%                            66.3                   694
Qualified XVIII               9.645     10.461              8.46%                         3,001.1                31,395
Qualified XXI                 9.703     10.571              8.95%                        12,341.2               130,459
Qualified XXII                9.703     10.571              8.95%                         9,383.7                99,195
Qualified XXIV                9.929     10.538              6.13%            (6)          1,304.5                13,747
Qualified XXV                10.027     10.477              4.49%            (9)          3,066.6                32,129

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP: (continued):
Qualified XXVII            $ 10.151   $ 10.881              7.19%            (2)        185,349.9       $     2,016,792
Qualified XXVIII             10.151     10.866              7.04%            (2)         54,966.8               597,269
--------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:
Qualified V                  14.554     11.434            (21.44%)                           49.1                   561
Qualified VI                 14.594     11.484            (21.31%)                      697,215.3             8,006,821
Qualified VIII               14.592     11.481            (21.32%)                           10.9                   125
Qualified X (1.15)           14.618     11.514            (21.23%)                        1,073.0                12,354
Qualified X (1.25)           14.594     11.484            (21.31%)                      102,558.2             1,177,778
Qualified XI                 14.682     11.617            (20.88%)                       15,926.1               185,014
Qualified XII (0.35)         14.054     11.462            (18.44%)           (5)         13,069.8               149,806
Qualified XII (0.45)         14.414     11.433            (20.68%)                       36,204.5               413,926
Qualified XII (0.55)         14.391     11.403            (20.76%)                          823.8                 9,394
Qualified XII (0.65)         14.367     11.373            (20.84%)                        1,360.1                15,468
Qualified XII (0.70)         14.356     11.358            (20.88%)                       36,880.2               418,885
Qualified XII (0.75)         14.344     11.344            (20.91%)                        6,183.4                70,144
Qualified XII (0.80)         14.705     11.623            (20.96%)                       51,128.9               594,271
Qualified XII (0.85)         14.693     11.608            (21.00%)                       21,474.5               249,276
Qualified XII (0.90)         14.680     11.592            (21.04%)                        1,340.6                15,540
Qualified XII (0.95)         14.668     11.576            (21.08%)                       10,159.9               117,611
Qualified XII (1.00)         14.656     11.561            (21.12%)                       49,308.6               570,057
Qualified XII (1.05)         14.643     11.545            (21.16%)                        4,129.7                47,677
Qualified XII (1.10)         14.631     11.530            (21.19%)                        1,911.1                22,035
Qualified XII (1.15)         14.618     11.514            (21.23%)                          733.6                 8,447
Qualified XII (1.20)         14.606     11.499            (21.27%)                        1,244.2                14,307
Qualified XII (1.25)         14.594     11.484            (21.31%)                        1,173.7                13,479
Qualified XII (1.30)         14.582     11.468            (21.36%)                          174.4                 2,000
Qualified XII (1.35)         15.783     11.453            (27.43%)           (2)              7.2                    82
Qualified XII (1.40)         14.557     11.437            (21.43%)                          422.9                 4,837
Qualified XII (1.50)         14.532     11.407            (21.50%)                          232.3                 2,650
Qualified XIII               14.668     11.576            (21.08%)                        6,891.9                79,781
Qualified XV                 14.668     11.576            (21.08%)                        1,093.7                12,661
Qualified XVI                14.532     11.407            (21.50%)                        9,524.0               108,640
Qualified XVIII              14.594     11.484            (21.31%)                       11,045.9               126,851
Qualified XXI                14.681     11.604            (20.96%)                        2,241.8                26,014
Qualified XXII               14.681     11.604            (20.96%)                       22,820.7               264,811
Qualified XXIV               14.803     11.568            (21.85%)           (6)         11,240.9               130,035
Qualified XXV                13.152     11.501            (12.55%)           (9)          4,906.2                56,426
Qualified XXVI               12.586     11.496             (8.66%)           (9)              1.7                    19
Qualified XXVII               9.610      8.094            (15.78%)           (8)          2,641.2                21,378
--------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:
Qualified III                15.070     15.599              3.51%                           490.0                 7,643
Qualified V                  14.964     15.465              3.35%                           587.2                 9,081
Qualified VI                 15.070     15.599              3.51%                     1,251,617.8            19,523,983
Qualified X (1.15)           15.203     15.753              3.62%                        17,675.4               278,441
Qualified X (1.25)           15.135     15.667              3.52%                       359,253.4             5,628,423
Qualified XI                 15.264     15.889              4.09%                        50,443.3               801,494
Qualified XII (0.35)         10.706     11.234              4.93%            (5)         31,285.8               351,465
Qualified XII (0.40)         13.986     14.600              4.39%                           138.3                 2,019
Qualified XII (0.45)         10.738     11.204              4.34%                        45,064.1               504,898
Qualified XII (0.55)         10.721     11.175              4.23%                        19,311.8               215,809
Qualified XII (0.65)         10.704     11.146              4.13%                        59,748.3               665,954
Qualified XII (0.70)         10.695     11.132              4.09%                         6,671.5                74,267
Qualified XII (0.75)         10.686     11.117              4.03%                        69,002.9               767,105
Qualified XII (0.80)         11.073     11.514              3.98%                       137,810.6             1,586,751
Qualified XII (0.85)         13.950     14.497              3.92%                        44,708.2               648,135
Qualified XII (0.90)         10.986     11.412              3.88%                         1,923.9                21,955
Qualified XII (0.95)         13.899     14.430              3.82%                        29,660.8               428,005
Qualified XII (1.00)         13.874     14.397              3.77%                       188,329.0             2,711,372
Qualified XII (1.05)         13.848     14.363              3.72%                        33,688.0               483,861
Qualified XII (1.10)         13.823     14.330              3.67%                        23,915.7               342,712
Qualified XII (1.15)         13.798     14.297              3.62%                        13,274.0               189,778

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP: (continued):
Qualified XII (1.20)       $ 13.773   $ 14.264              3.56%                        17,252.5       $       246,089
Qualified XII (1.25)         13.748     14.231              3.51%                         7,350.2               104,600
Qualified XII (1.30)         13.723     14.198              3.46%                         6,773.6                96,172
Qualified XII (1.40)         13.673     14.132              3.36%                         1,037.6                14,664
Qualified XII (1.50)         13.623     14.067              3.26%                           369.6                 5,199
Qualified XIII               15.234     15.817              3.83%                         3,220.4                50,937
Qualified XV                 15.208     15.789              3.82%                         6,547.0               103,371
Qualified XVI                14.967     15.454              3.25%                        17,583.3               271,733
Qualified XVII               15.206     15.795              3.87%                        20,947.1               330,859
Qualified XVIII              15.272     15.864              3.88%                        43,923.8               696,807
Qualified XXI                15.222     15.828              3.98%                        55,825.1               883,599
Qualified XXII               15.248     15.855              3.98%                         5,216.7                82,711
Qualified XXIV               14.232     14.406              1.22%            (6)          1,444.1                20,803
Qualified XXV                15.609     15.623              0.09%            (9)          3,716.1                58,057
Qualified XXVI               15.374     15.616              1.57%            (9)            966.1                15,086
Qualified XXVII              15.132     15.620              3.22%            (2)         44,929.6               701,800
Annuity contracts in
  payment period                                                                                                198,397
--------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:
Qualified I                  45.192     47.509              5.13%                        28,487.5             1,353,413
Qualified III                44.501     46.754              5.06%                         3,601.3               168,374
Qualified V                  12.808     13.435              4.90%                        19,981.8               268,455
Qualified VI                 12.917     13.571              5.06%                     9,554,318.5           129,661,654
Qualified VII                12.842     13.500              5.12%                       276,030.4             3,726,411
Qualified VIII               12.437     13.066              5.06%                        10,882.4               142,190
Qualified IX                 12.847     13.531              5.32%                         1,653.2                22,370
Qualified X (1.15)           12.997     13.669              5.17%                       258,756.5             3,536,942
Qualified X (1.25)           12.917     13.571              5.06%                     2,471,828.3            33,545,182
Qualified XI                 13.083     13.823              5.66%                       380,540.3             5,260,209
Qualified XII (0.35)         11.033     11.443              3.72%            (5)        437,758.4             5,009,269
Qualified XII (0.40)         11.748     12.448              5.96%                         3,393.6                42,244
Qualified XII (0.45)         10.777     11.413              5.90%                        28,640.7               326,876
Qualified XII (0.55)         10.760     11.383              5.79%                        48,059.7               547,064
Qualified XII (0.65)         10.742     11.354              5.70%                       220,271.4             2,500,962
Qualified XII (0.70)         10.734     11.339              5.64%                       135,516.7             1,536,624
Qualified XII (0.75)         10.725     11.324              5.59%                       300,528.7             3,403,187
Qualified XII (0.80)         10.855     11.456              5.54%                     1,463,946.6            16,770,972
Qualified XII (0.85)         11.717     12.360              5.49%                       371,038.8             4,586,039
Qualified XII (0.90)         10.811     11.398              5.43%                        21,482.2               244,854
Qualified XII (0.95)         11.675     12.303              5.38%                       453,479.4             5,579,157
Qualified XII (1.00)         11.654     12.274              5.32%                     1,864,849.9            22,889,168
Qualified XII (1.05)         11.632     12.246              5.28%                        57,152.9               699,894
Qualified XII (1.10)         11.611     12.218              5.23%                        39,771.3               485,926
Qualified XII (1.15)         11.590     12.189              5.17%                        59,675.4               727,383
Qualified XII (1.20)         11.569     12.161              5.12%                        45,351.7               551,522
Qualified XII (1.25)         11.548     12.133              5.07%                        24,433.0               296,445
Qualified XII (1.30)         11.527     12.105              5.01%                        11,514.2               139,379
Qualified XII (1.35)         11.577     12.077              4.32%            (2)             46.9                   567
Qualified XII (1.40)         11.485     12.049              4.91%                         6,042.0                72,800
Qualified XII (1.50)         11.443     11.993              4.81%                         1,424.3                17,082
Qualified XIII               13.057     13.759              5.38%                       101,086.2             1,390,845
Qualified XV                 13.035     13.736              5.38%                        82,420.1             1,132,122
Qualified XVI                12.829     13.445              4.80%                       131,197.9             1,763,956
Qualified XVII               12.917     13.571              5.06%                       442,559.9             6,005,980
Qualified XVIII              12.917     13.571              5.06%                       807,654.3            10,960,676
Qualified XIX                45.192     47.509              5.13%                        18,452.8               876,674
Qualified XX                 44.501     46.754              5.06%                        75,480.5             3,529,015
Qualified XXI                13.047     13.769              5.53%                       117,584.1             1,619,016
Qualified XXII               13.069     13.792              5.53%                       141,829.2             1,956,108
Qualified XXIV               11.938     12.282              2.88%            (6)        119,289.1             1,465,109
Qualified XXV                13.398     13.592              1.45%            (9)         86,230.9             1,172,050
Qualified XXVI               13.409     13.586              1.32%            (9)         27,084.4               367,969

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP: (continued):
Qualified XXVII            $ 44.732   $ 47.123              5.35%            (2)        685,272.4       $    32,292,092
Qualified XXVIII             44.735     46.754              4.51%            (2)        264,427.4            12,363,040
Qualified XXIX               46.555     46.754              0.43%                         2,552.8               119,354
Qualified XXX                44.501     46.746              5.04%                        32,033.0             1,497,428
Annuity contracts in
  payment period                                                                                                 89,722
--------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:
Qualified V                  17.540     18.458              5.23%                           767.0                14,158
Qualified VI                 17.617     18.568              5.40%                     2,460,640.1            45,689,165
Qualified VIII               17.613     18.563              5.39%                           639.3                11,867
Qualified X (1.15)           17.665     18.638              5.51%                        22,612.6               421,454
Qualified X (1.25)           17.617     18.568              5.40%                       295,892.6             5,494,133
Qualified XI                 17.778     18.843              5.99%                       130,001.5             2,449,618
Qualified XII (0.35)         12.599     12.732              1.06%            (5)         51,631.4               657,371
Qualified XII (0.40)         17.873     18.998              6.29%                           327.2                 6,217
Qualified XII (0.45)         11.953     12.699              6.24%                       122,373.7             1,554,024
Qualified XII (0.55)         11.933     12.666              6.14%                        21,330.6               270,174
Qualified XII (0.65)         11.914     12.633              6.03%                        14,680.9               185,464
Qualified XII (0.70)         11.904     12.616              5.98%                        24,605.7               310,426
Qualified XII (0.75)         11.895     12.600              5.93%                       144,228.7             1,817,282
Qualified XII (0.80)         12.675     13.419              5.87%                     1,784,687.4            23,948,720
Qualified XII (0.85)         17.810     18.847              5.82%                        86,789.5             1,635,721
Qualified XII (0.90)         12.336     13.048              5.77%                        13,290.5               173,415
Qualified XII (0.95)         17.762     18.777              5.71%                        75,786.5             1,423,043
Qualified XII (1.00)         17.737     18.742              5.67%                       569,784.2            10,678,896
Qualified XII (1.05)         17.713     18.707              5.61%                        10,886.6               203,656
Qualified XII (1.10)         17.689     18.673              5.56%                         7,637.4               142,613
Qualified XII (1.15)         17.665     18.638              5.51%                        13,932.6               259,676
Qualified XII (1.20)         17.641     18.603              5.45%                        13,067.5               243,094
Qualified XII (1.25)         17.617     18.568              5.40%                         9,885.0               183,544
Qualified XII (1.30)         21.056     18.534            (11.98%)           (4)         14,211.6               263,398
Qualified XII (1.35)         22.460     18.499            (17.64%)           (2)            132.4                 2,449
Qualified XII (1.40)         17.545     18.465              5.24%                         2,611.7                48,225
Qualified XII (1.50)         17.497     18.396              5.14%                         1,485.5                27,327
Qualified XIII               17.762     18.777              5.71%                        29,276.2               549,720
Qualified XV                 17.762     18.777              5.71%                        15,865.0               297,898
Qualified XVI                17.497     18.396              5.14%                        40,696.0               748,643
Qualified XVII               17.617     18.568              5.40%                         9,443.0               175,338
Qualified XVIII              17.776     18.801              5.77%                         4,738.4                89,086
Qualified XXI                17.778     18.822              5.87%                        39,273.4               739,203
Qualified XXII               17.778     18.822              5.87%                        50,096.7               942,921
Qualified XXIV               20.872     18.754            (10.15%)           (6)         68,241.9             1,279,808
Qualified XXV                19.585     18.597             (5.04%)           (9)         23,757.6               441,821
Qualified XXVI               18.318     18.589              1.48%            (9)          2,705.3                50,288
Qualified XXVII              10.292      9.145            (11.14%)           (8)        136,233.9             1,245,859
Annuity contracts in
  payment period                                                                                                 36,683
--------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:
Qualified V                   9.916      5.824            (41.27%)           (7)          5,044.0                29,376
Qualified VI                  9.999      5.831            (41.68%)           (5)      2,082,585.8            12,143,559
Qualified VIII               10.480      5.830            (44.37%)           (6)            185.1                 1,079
Qualified X (1.25)            9.999      5.831            (41.68%)           (5)        276,442.5             1,611,936
Qualified XI                  9.849      5.854            (40.56%)           (6)        158,659.9               928,795
Qualified XII (0.35)          8.956      5.865            (34.51%)           (5)         47,465.3               278,384
Qualified XII (0.55)         10.445      5.857            (43.93%)           (7)          5,915.1                34,645
Qualified XII (0.70)          8.273      5.851            (29.28%)           (5)         15,827.0                92,604
Qualified XII (0.75)          8.851      5.849            (33.92%)           (5)         89,724.2               524,797
Qualified XII (0.80)          9.996      5.847            (41.51%)           (5)        433,323.4             2,533,642
Qualified XII (0.85)          9.996      5.845            (41.53%)           (5)         67,524.4               394,680
Qualified XII (0.90)          9.925      5.842            (41.14%)           (7)          8,843.2                51,662
Qualified XII (0.95)          9.735      5.840            (40.01%)           (5)         55,834.6               326,074
Qualified XII (1.00)          9.995      5.838            (41.59%)           (5)        490,482.0             2,863,434
Qualified XII (1.05)          9.202      5.836            (36.58%)           (5)         12,022.6                70,164

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP: (continued):
Qualified XII (1.10)       $  9.939   $  5.834            (41.30%)           (6)         20,196.6       $       117,827
Qualified XII (1.15)          9.851      5.832            (40.80%)           (6)          3,756.0                21,905
Qualified XII (1.20)         10.021      5.830            (41.82%)           (6)          7,851.8                45,776
Qualified XII (1.25)          9.934      5.828            (41.33%)           (6)          2,632.3                15,341
Qualified XII (1.30)         10.134      5.826            (42.51%)           (7)            856.5                 4,990
Qualified XII (1.40)         10.067      5.822            (42.17%)           (7)          2,174.3                12,659
Qualified XII (1.50)         10.630      5.818            (45.27%)           (7)              7.0                    41
Qualified XIII                9.950      5.842            (41.29%)           (6)         54,142.9               316,303
Qualified XV                  9.950      5.842            (41.29%)           (6)         21,058.0               123,021
Qualified XVI                 9.738      5.821            (40.22%)           (5)         41,667.9               242,549
Qualified XVII                9.365      5.841            (37.63%)           (5)         22,437.9               131,060
Qualified XVIII               8.952      5.841            (34.75%)           (5)          6,670.1                38,960
Qualified XXI                 8.618      5.848            (32.14%)           (5)         52,013.7               304,176
Qualified XXII                9.496      5.848            (38.42%)           (5)         93,245.4               545,299
Qualified XXIV                9.939      5.842            (41.22%)           (6)         18,107.2               105,782
Qualified XXV                 8.891      5.840            (34.32%)           (9)         25,943.5               151,510
Qualified XXVI                7.855      5.837            (25.69%)           (9)            380.8                 2,223
Qualified XXVII               9.391      5.710            (39.20%)           (8)        138,502.8               790,851
--------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:
Qualified V                  18.847     20.480              8.66%                           627.1                12,843
Qualified VI                 18.930     20.602              8.83%                     1,174,458.4            24,196,192
Qualified VIII               18.926     20.596              8.82%                           306.5                 6,313
Qualified X (1.15)           18.982     20.679              8.94%                         2,242.3                46,368
Qualified X (1.25)           18.930     20.602              8.83%                       157,726.9             3,249,489
Qualified XI                 19.103     20.907              9.44%                        71,761.2             1,500,312
Qualified XII (0.35)         12.984     13.931              7.29%            (5)         37,963.8               528,874
Qualified XII (0.40)         19.205     21.079              9.76%                            82.4                 1,737
Qualified XII (0.45)         12.665     13.895              9.71%                         9,566.3               132,924
Qualified XII (0.55)         12.645     13.858              9.59%                        21,967.7               304,428
Qualified XII (0.65)         12.625     13.822              9.48%                        68,866.0               951,866
Qualified XII (0.70)         12.615     13.804              9.43%                       163,513.0             2,257,134
Qualified XII (0.75)         12.604     13.786              9.38%                        85,132.5             1,173,637
Qualified XII (0.80)         13.870     15.163              9.32%                       468,298.6             7,100,811
Qualified XII (0.85)         19.138     20.911              9.26%                        35,815.0               748,928
Qualified XII (0.90)         13.583     14.834              9.21%                         7,999.1               118,659
Qualified XII (0.95)         19.085     20.834              9.16%                        49,812.7             1,037,797
Qualified XII (1.00)         19.059     20.795              9.11%                       129,862.2             2,700,485
Qualified XII (1.05)         19.033     20.756              9.05%                        10,459.2               217,092
Qualified XII (1.10)         19.007     20.718              9.00%                         1,299.2                26,917
Qualified XII (1.15)         18.982     20.679              8.94%                         7,947.9               164,354
Qualified XII (1.20)         18.956     20.641              8.89%                         7,678.4               158,490
Qualified XII (1.25)         18.930     20.602              8.83%                         1,987.6                40,949
Qualified XII (1.30)         18.904     20.564              8.78%                         8,400.7               172,753
Qualified XII (1.35)         17.510     20.526             17.22%            (2)             27.5                   564
Qualified XII (1.40)         18.852     20.488              8.68%                         1,417.2                29,035
Qualified XII (1.50)         18.801     20.412              8.57%                           460.5                 9,399
Qualified XIII               19.085     20.834              9.16%                         5,125.7               106,789
Qualified XV                 19.085     20.834              9.16%                         6,152.6               128,184
Qualified XVI                18.801     20.412              8.57%                        12,929.4               263,914
Qualified XVII               18.930     20.602              8.83%                         8,383.3               172,712
Qualified XVIII              19.101     20.861              9.21%                         9,022.9               188,226
Qualified XXI                19.103     20.884              9.32%                        14,447.7               301,725
Qualified XXII               19.103     20.884              9.32%                        26,506.6               553,563
Qualified XXIV               19.863     20.809              4.76%            (6)          8,033.8               167,175
Qualified XXV                20.650     20.634             (0.08%)           (9)         17,415.9               359,359
Qualified XXVI               20.538     20.625              0.42%            (9)            591.2                12,193
Qualified XXVII              13.603     15.556             14.36%            (2)        227,330.5             3,536,353
Qualified XXVIII             13.603     15.536             14.21%            (2)        668,608.7            10,387,504
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:
Qualified V                $ 13.738   $ 12.068            (12.16%)                           19.7       $           238
Qualified VI                 13.753     12.101            (12.01%)                    1,020,762.4            12,352,243
Qualified VIII               13.752     12.099            (12.02%)                          669.6                 8,102
Qualified X (1.15)           13.762     12.121            (11.92%)                           78.5                   951
Qualified X (1.25)           13.753     12.101            (12.01%)                      105,549.7             1,277,257
Qualified XI                 15.993     12.205            (23.69%)           (7)         21,995.0               268,449
Qualified XII (0.35)         13.648     12.286             (9.98%)           (5)         15,852.4               194,762
Qualified XII (0.55)         13.820     12.245            (11.40%)                       12,515.1               153,248
Qualified XII (0.60)         13.036     12.235             (6.14%)          (10)             31.9                   390
Qualified XII (0.65)         14.959     12.224            (18.28%)           (2)          1,699.4                20,774
Qualified XII (0.70)         13.805     12.214            (11.52%)                       20,534.2               250,805
Qualified XII (0.75)         13.801     12.204            (11.57%)                       27,142.6               331,248
Qualified XII (0.80)         13.796     12.193            (11.62%)                      122,505.5             1,493,710
Qualified XII (0.85)         13.791     12.183            (11.66%)                       36,970.9               450,416
Qualified XII (0.90)         14.065     12.173            (13.45%)           (5)          2,279.4                27,747
Qualified XII (0.95)         13.781     12.162            (11.75%)                       47,484.7               577,509
Qualified XII (1.00)         13.777     12.152            (11.80%)                      150,952.7             1,834,377
Qualified XII (1.05)         13.772     12.142            (11.84%)                        4,565.5                55,434
Qualified XII (1.10)         13.767     12.132            (11.88%)                        1,964.6                23,834
Qualified XII (1.15)         13.762     12.121            (11.92%)                        1,957.3                23,725
Qualified XII (1.20)         13.758     12.111            (11.97%)                        1,368.3                16,572
Qualified XII (1.25)         13.753     12.101            (12.01%)                        4,931.4                59,675
Qualified XII (1.30)         13.748     12.091            (12.05%)                          639.8                 7,736
Qualified XII (1.35)         14.449     12.081            (16.39%)           (2)             91.1                 1,100
Qualified XII (1.40)         14.449     12.070            (16.46%)           (2)          4,731.3                57,107
Qualified XII (1.50)         14.116     12.050            (14.64%)           (1)          1,233.1                14,859
Qualified XIII               13.359     12.130             (9.20%)           (1)          8,951.9               108,587
Qualified XV                 13.745     12.130            (11.75%)                        7,589.4                92,060
Qualified XVI                13.729     12.050            (12.23%)                       28,018.1               337,618
Qualified XVII               13.759     12.106            (12.01%)                        3,770.5                45,646
Qualified XVIII              13.759     12.106            (12.01%)                        6,634.8                80,321
Qualified XXI                13.372     12.160             (9.06%)           (1)         38,762.5               471,352
Qualified XXII               14.269     12.160            (14.78%)           (2)         36,954.2               449,363
Qualified XXIV               14.837     12.160            (18.04%)           (6)         11,675.8               141,978
Qualified XXV                15.281     12.115            (20.72%)           (9)         17,938.1               217,320
Qualified XXVI               14.236     12.110            (14.93%)           (9)            659.5                 7,987
Qualified XXVII               9.838      7.500            (23.76%)           (8)         69,307.1               519,803
--------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:
Qualified V                  11.717      9.860            (15.85%)           (5)              4.3                    42
Qualified VI                 11.716      9.887            (15.61%)                    2,698,139.7            26,676,510
Qualified VIII               11.715      9.885            (15.62%)                          419.8                 4,150
Qualified X (1.15)           10.853      9.903             (8.75%)           (1)         19,411.5               192,232
Qualified X (1.25)           11.716      9.887            (15.61%)                      219,944.1             2,174,587
Qualified XI                 12.244      9.972            (18.56%)           (8)         28,163.0               280,841
Qualified XII (0.35)         11.228     10.038            (10.60%)           (5)         45,120.9               452,924
Qualified XII (0.45)         11.781     10.021            (14.94%)                        3,975.5                39,838
Qualified XII (0.55)         11.773     10.004            (15.03%)                       48,445.2               484,646
Qualified XII (0.60)         10.403      9.996             (3.91%)          (10)             84.1                   841
Qualified XII (0.65)         11.764      9.987            (15.11%)                        1,781.4                17,791
Qualified XII (0.70)         11.760      9.979            (15.14%)                       13,862.1               138,330
Qualified XII (0.75)         11.756      9.970            (15.19%)                      119,758.2             1,193,989
Qualified XII (0.80)         11.752      9.962            (15.23%)                      436,298.8             4,346,409
Qualified XII (0.85)         11.748      9.954            (15.27%)                       79,363.6               789,985
Qualified XII (0.90)         12.256      9.945            (18.86%)           (4)          6,406.1                63,709
Qualified XII (0.95)         11.740      9.937            (15.36%)                       95,583.4               949,812
Qualified XII (1.00)         11.736      9.928            (15.41%)                      549,569.2             5,456,123
Qualified XII (1.05)         11.732      9.920            (15.44%)                       31,266.6               310,165
Qualified XII (1.10)         11.728      9.912            (15.48%)                       24,518.3               243,025
Qualified XII (1.15)         11.724      9.903            (15.53%)                        7,463.6                73,912
Qualified XII (1.20)         11.720      9.895            (15.57%)                       15,555.6               153,923

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND: (continued):
Qualified XII (1.25)       $ 11.716   $  9.887            (15.61%)                        7,623.0       $        75,369
Qualified XII (1.30)         11.712      9.878            (15.66%)                        4,846.4                47,873
Qualified XII (1.35)         11.204      9.870            (11.91%)           (2)             32.3                   319
Qualified XII (1.40)         11.707      9.862            (15.76%)           (2)          5,050.8                49,811
Qualified XII (1.50)         11.695      9.845            (15.82%)                        3,046.2                29,990
Qualified XIII               11.710      9.911            (15.36%)                       31,226.2               309,483
Qualified XV                 11.710      9.911            (15.36%)                        3,109.4                30,817
Qualified XVI                11.695      9.845            (15.82%)                       38,373.7               377,789
Qualified XVII               11.721      9.891            (15.61%)                       13,778.0               136,278
Qualified XVIII              11.721      9.891            (15.61%)                       18,441.6               182,406
Qualified XXI                11.721      9.935            (15.24%)                       11,950.2               118,725
Qualified XXII               11.815      9.935            (15.91%)           (2)          8,936.0                88,779
Qualified XXIV               11.807      9.935            (15.86%)           (6)         15,235.4               151,364
Qualified XXV                11.715      9.898            (15.51%)           (9)         27,070.1               267,940
Qualified XXVI               11.140      9.894            (11.18%)           (9)          8,539.6                84,491
Qualified XXVII               9.776      7.842            (19.78%)           (8)        380,759.2             2,985,914
--------------------------------------------------------------------------------------------------------------------------
GROWTH FUND:
Qualified V                  12.055      9.452            (21.59%)                           22.5                   213
Qualified VI                 12.069      9.477            (21.48%)                    1,068,220.5            10,123,525
Qualified X (1.15)           12.077      9.493            (21.40%)                        1,148.8                10,906
Qualified X (1.25)           12.069      9.477            (21.48%)                      141,426.9             1,340,303
Qualified XII (0.35)         11.987      9.622            (19.73%)           (5)         22,505.3               216,546
Qualified XII (0.55)         12.127      9.590            (20.92%)                       12,591.8               120,755
Qualified XII (0.65)         12.119      9.574            (21.00%)                        3,182.4                30,468
Qualified XII (0.70)         12.115      9.566            (21.04%)                        4,288.6                41,025
Qualified XII (0.75)         12.111      9.558            (21.08%)                       40,078.2               383,067
Qualified XII (0.80)         12.106      9.550            (21.11%)                      254,281.8             2,428,391
Qualified XII (0.85)         12.102      9.542            (21.15%)                       49,755.8               474,770
Qualified XII (0.90)         12.098      9.533            (21.20%)                       26,082.3               248,643
Qualified XII (0.95)         12.094      9.525            (21.24%)                       85,385.1               813,293
Qualified XII (1.00)         12.090      9.517            (21.28%)                      147,926.0             1,407,812
Qualified XII (1.05)         12.085      9.509            (21.32%)                       15,027.2               142,894
Qualified XII (1.10)         12.081      9.501            (21.36%)                        2,851.0                27,087
Qualified XII (1.15)         12.077      9.493            (21.40%)                        4,197.0                39,842
Qualified XII (1.20)         12.073      9.485            (21.44%)                        6,981.9                66,223
Qualified XII (1.25)         12.069      9.477            (21.48%)                        7,191.6                68,155
Qualified XII (1.30)         12.064      9.469            (21.51%)                          960.9                 9,099
Qualified XII (1.35)         12.477      9.461            (24.17%)           (2)             66.8                   632
Qualified XII (1.40)         12.056      9.453            (21.59%)                        2,381.9                22,516
Qualified XII (1.50)         12.048      9.437            (21.67%)                          343.0                 3,237
Qualified XIII               12.098      9.529            (21.23%)                        9,403.0                89,601
Qualified XV                 12.098      9.529            (21.23%)                        2,846.7                27,126
Qualified XVI                12.048      9.437            (21.67%)                       25,090.6               236,780
Qualified XVII               14.498      9.481            (34.60%)           (3)          7,620.8                72,253
Qualified XVIII              12.306      9.481            (22.96%)           (1)          5,707.8                54,116
Qualified XXI                12.110      9.552            (21.12%)                        7,102.5                67,843
Qualified XXII               12.655      9.552            (24.52%)           (2)         18,076.0               172,662
Qualified XXIV               12.619      9.524            (24.53%)           (6)          9,125.6                86,912
Qualified XXV                12.051      9.489            (21.26%)           (9)         16,052.6               152,323
Qualified XXVI               11.267      9.485            (15.82%)           (9)          2,054.6                19,488
Qualified XXVII               9.482      7.162            (24.47%)           (8)         61,814.6               442,716
--------------------------------------------------------------------------------------------------------------------------
VALUE FUND:
Qualified III                11.650      9.942            (14.66%)           (6)             18.1                   180
Qualified V                  11.493      9.673            (15.84%)                           20.2                   195
Qualified VI                 11.506      9.699            (15.70%)                      862,415.6             8,364,569
Qualified X (1.15)           11.514      9.715            (15.62%)                        1,771.0                17,205
Qualified X (1.25)           11.506      9.699            (15.70%)                      124,166.7             1,204,293
Qualified XII (0.35)         11.026      9.848            (10.68%)           (5)          4,590.9                45,211
Qualified XII (0.45)         11.570      9.831            (15.03%)                       45,266.5               445,015
Qualified XII (0.55)         11.562      9.814            (15.12%)                        3,280.3                32,193
Qualified XII (0.60)          9.839      9.806             (0.34%)          (10)              5.0                    49

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
VALUE FUND: (continued):
Qualified XII (0.65)       $ 11.554   $  9.798            (15.20%)                        2,324.8       $        22,778
Qualified XII (0.70)         11.550      9.790            (15.24%)                       90,763.7               888,577
Qualified XII (0.75)         11.546      9.781            (15.29%)                       44,777.7               437,971
Qualified XII (0.80)         11.542      9.773            (15.33%)                      379,305.3             3,706,951
Qualified XII (0.85)         11.538      9.765            (15.37%)                       33,891.2               330,948
Qualified XII (0.90)         11.534      9.757            (15.41%)                        8,901.6                86,853
Qualified XII (0.95)         11.530      9.748            (15.46%)                       31,332.1               305,425
Qualified XII (1.00)         11.526      9.740            (15.50%)                       79,423.0               773,580
Qualified XII (1.05)         11.522      9.732            (15.54%)                        6,439.5                62,669
Qualified XII (1.10)         11.518      9.724            (15.58%)                       14,059.6               136,716
Qualified XII (1.15)         11.514      9.715            (15.62%)                        3,149.2                30,594
Qualified XII (1.20)         11.510      9.707            (15.66%)                        2,497.1                24,239
Qualified XII (1.25)         10.796      9.699            (10.16%)           (1)         16,464.1               159,685
Qualified XII (1.30)         11.502      9.691            (15.75%)                        1,328.9                12,878
Qualified XII (1.35)         11.307      9.683            (14.36%)           (2)            164.9                 1,597
Qualified XII (1.40)         11.494      9.675            (15.83%)                        1,954.0                18,905
Qualified XII (1.50)         11.486      9.658            (15.92%)                          587.5                 5,674
Qualified XIII               11.495      9.719            (15.45%)                       14,972.0               145,513
Qualified XV                 11.495      9.719            (15.45%)                        4,686.7                45,550
Qualified XVI                11.486      9.658            (15.92%)                        9,996.6                96,547
Qualified XVII               11.511      9.703            (15.71%)                       24,287.5               235,662
Qualified XVIII              11.511      9.703            (15.71%)                        5,265.5                51,091
Qualified XXI                11.036      9.742            (11.73%)           (1)         18,115.3               176,479
Qualified XXII               11.754      9.742            (17.12%)           (2)         13,458.7               131,115
Qualified XXIV               11.438      9.746            (14.79%)           (6)         27,162.2               264,723
Qualified XXV                10.611      9.711             (8.48%)           (9)          2,803.5                27,225
Qualified XXVI               10.085      9.707             (3.75%)           (9)            113.9                 1,106
Qualified XXVII               9.503      8.315            (12.50%)           (8)         23,718.9               197,223
--------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:
Qualified III                30.131     28.827             (4.33%)                       17,778.8               512,509
Qualified V                  23.131     22.095             (4.48%)                        1,652.6                36,514
Qualified VI                 22.705     21.722             (4.33%)                    1,065,387.5            23,142,345
Qualified VIII               20.623     19.729             (4.33%)                        6,611.6               130,440
Qualified X (1.25)           11.637     11.133             (4.33%)                       23,976.9               266,935
Qualified XI                 22.998     22.125             (3.80%)                       68,632.7             1,518,499
Qualified XII (0.35)         11.718     11.574             (1.23%)           (5)        118,983.5             1,377,115
Qualified XII (0.40)         16.740     16.152             (3.51%)                          332.0                 5,362
Qualified XII (0.45)         11.970     11.543             (3.57%)                       43,992.3               507,803
Qualified XII (0.55)         11.951     11.513             (3.66%)                       11,184.1               128,762
Qualified XII (0.65)         11.932     11.483             (3.76%)                        4,099.1                47,070
Qualified XII (0.70)         11.922     11.468             (3.81%)                       21,801.4               250,019
Qualified XII (0.75)         11.912     11.453             (3.85%)                       64,676.4               740,739
Qualified XII (0.80)         12.530     12.041             (3.90%)                      147,700.9             1,778,467
Qualified XII (0.85)         16.697     16.038             (3.95%)                      203,730.4             3,267,428
Qualified XII (0.90)         12.414     11.918             (4.00%)                        4,895.1                58,340
Qualified XII (0.95)         16.636     15.964             (4.04%)                       68,101.9             1,087,178
Qualified XII (1.00)         16.606     15.927             (4.09%)                      171,211.0             2,726,878
Qualified XII (1.05)         16.576     15.890             (4.14%)                       36,607.0               581,685
Qualified XII (1.10)         16.546     15.853             (4.19%)                       15,619.4               247,615
Qualified XII (1.15)         16.515     15.816             (4.23%)                       23,264.9               367,957
Qualified XII (1.20)         16.485     15.780             (4.28%)                        8,798.8               138,845
Qualified XII (1.25)         16.455     15.743             (4.33%)                          998.9                15,726
Qualified XII (1.30)         16.426     15.707             (4.38%)                        1,433.4                22,514
Qualified XII (1.35)         15.730     15.670             (0.38%)           (2)            169.8                 2,661
Qualified XII (1.40)         16.366     15.634             (4.47%)                        1,624.0                25,389
Qualified XII (1.50)         16.306     15.562             (4.56%)                          148.4                 2,310
Qualified XIII               22.951     22.024             (4.04%)                       16,335.7               359,778
Qualified XV                 22.913     21.987             (4.04%)                        5,812.2               127,793
Qualified XVI                22.550     21.521             (4.56%)                       28,518.0               613,735
Qualified XVII               22.705     21.722             (4.33%)                          968.5                21,037
Qualified XVIII              11.637     11.133             (4.33%)                        9,411.1               104,774

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO: (continued):
Qualified XXI              $ 22.935   $ 22.040             (3.90%)                        3,041.1       $        67,026
Qualified XXII               22.973     22.077             (3.90%)                        3,627.1                80,075
Qualified XXIV               16.973     15.937             (6.10%)           (6)         20,993.8               334,578
Qualified XXV                23.113     21.748             (5.91%)           (9)          5,527.9               120,221
Qualified XXVI               22.610     21.739             (3.85%)           (9)            227.2                 4,940
Qualified XXVII              29.380     28.864             (1.76%)           (2)        708,860.6            20,460,551
Qualified XXVIII             29.380     28.827             (1.88%)           (2)         68,715.2             1,980,852
--------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO:
Qualified III                19.201     20.561              7.08%                           876.3                18,017
Qualified V                  18.143     19.397              6.91%                           426.5                 8,272
Qualified VI                 18.334     19.632              7.08%                     4,252,751.6            83,490,017
Qualified VIII               18.265     19.557              7.07%                         4,267.5                83,460
Qualified X (1.15)           23.071     24.729              7.19%                        84,690.9             2,094,321
Qualified X (1.25)           22.942     24.567              7.08%                       946,481.1            23,252,200
Qualified XI                 18.570     19.996              7.68%                       177,576.9             3,550,827
Qualified XII (0.35)         10.595     11.419              7.78%            (5)        187,521.8             2,141,312
Qualified XII (0.40)         16.089     17.374              7.99%                           730.5                12,691
Qualified XII (0.45)         10.552     11.389              7.93%                       162,442.3             1,850,055
Qualified XII (0.55)         10.535     11.360              7.83%                        55,910.6               635,144
Qualified XII (0.65)         10.518     11.330              7.72%                       107,996.9             1,223,605
Qualified XII (0.70)         10.509     11.315              7.67%                        51,473.4               582,422
Qualified XII (0.75)         10.501     11.300              7.61%                       227,966.9             2,576,026
Qualified XII (0.80)         11.445     12.310              7.56%                       710,549.0             8,746,858
Qualified XII (0.85)         16.047     17.252              7.51%                       286,746.7             4,946,954
Qualified XII (0.90)         11.245     12.083              7.45%                        11,253.7               135,979
Qualified XII (0.95)         15.989     17.172              7.40%                       306,173.8             5,257,617
Qualified XII (1.00)         15.960     17.132              7.34%                       295,865.9             5,068,775
Qualified XII (1.05)         15.931     17.092              7.29%                        60,783.4             1,038,910
Qualified XII (1.10)         15.902     17.053              7.24%                        31,932.0               544,536
Qualified XII (1.15)         15.873     17.013              7.18%                        36,839.7               626,754
Qualified XII (1.20)         15.844     16.974              7.13%                        30,503.4               517,764
Qualified XII (1.25)         15.815     16.935              7.08%                        15,146.4               256,505
Qualified XII (1.30)         15.786     16.896              7.03%                         6,031.0               101,899
Qualified XII (1.35)         13.910     16.856             21.18%            (2)             78.8                 1,329
Qualified XII (1.40)         15.729     16.817              6.92%                         1,912.8                32,168
Qualified XII (1.50)         15.672     16.740              6.81%                         4,921.7                82,389
Qualified XIII               18.533     19.904              7.40%                        20,687.8               411,770
Qualified XV                 18.502     19.871              7.40%                        13,788.9               274,000
Qualified XVI                18.209     19.450              6.82%                       118,945.4             2,313,488
Qualified XVII               18.334     19.632              7.08%                        33,028.7               648,419
Qualified XVIII              22.942     24.567              7.08%                        15,396.9               378,255
Qualified XXI                18.519     19.919              7.56%                        25,298.2               503,914
Qualified XXII               18.550     19.952              7.56%                        39,260.8               783,331
Qualified XXIV               15.457     17.143             10.91%            (6)         74,096.1             1,270,230
Qualified XXV                19.049     19.655              3.18%            (9)         33,296.9               654,451
Qualified XXVI               18.652     19.647              5.33%            (9)         15,602.7               306,547
Qualified XXVII              17.293     20.588             19.05%            (2)      1,521,270.8            31,319,923
Qualified XXVIII             17.293     20.561             18.90%            (2)        396,947.7             8,161,642
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Qualified I                  24.603     21.644            (12.03%)                        2,653.4                57,431
Qualified III                26.340     23.158            (12.08%)                          163.2                 3,780
Qualified V                  26.134     22.940            (12.22%)                        2,104.7                48,282
Qualified VI                 25.999     22.858            (12.08%)                   10,298,746.9           235,408,759
Qualified VIII               26.310     23.130            (12.09%)                        8,221.8               190,170
Qualified X (1.15)           36.363     32.002            (11.99%)                       66,459.4             2,126,833
Qualified X (1.25)           36.160     31.791            (12.08%)                    1,500,686.0            47,708,308
Qualified XI                 26.334     23.282            (11.59%)                      615,609.2            14,332,613
Qualified XII (0.35)         16.211     14.798             (8.72%)           (5)        564,611.6             8,355,123
Qualified XII (0.40)         23.989     21.270            (11.33%)                        1,788.2                38,035
Qualified XII (0.45)         16.655     14.760            (11.38%)                      130,483.0             1,925,929

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO: (continued):
Qualified XII (0.55)       $ 16.628   $ 14.721            (11.47%)                      151,952.1       $     2,236,887
Qualified XII (0.60)         15.283     14.702             (3.80%)          (10)             10.7                   157
Qualified XII (0.65)         16.601     14.683            (11.55%)                      331,653.4             4,869,667
Qualified XII (0.70)         16.588     14.664            (11.60%)                      117,753.2             1,726,733
Qualified XII (0.75)         16.574     14.645            (11.64%)                      581,764.1             8,519,935
Qualified XII (0.80)         18.143     16.023            (11.68%)                    2,257,499.3            36,171,912
Qualified XII (0.85)         23.927     21.120            (11.73%)                      596,022.3            12,587,992
Qualified XII (0.90)         17.677     15.596            (11.77%)                       42,684.0               665,700
Qualified XII (0.95)         23.840     21.023            (11.82%)                      573,111.4            12,048,520
Qualified XII (1.00)         23.797     20.974            (11.86%)                    1,259,926.0            26,425,687
Qualified XII (1.05)         23.754     20.926            (11.91%)                      122,516.5             2,563,781
Qualified XII (1.10)         23.710     20.877            (11.95%)                       67,647.3             1,412,273
Qualified XII (1.15)         23.667     20.829            (11.99%)                       80,859.3             1,684,218
Qualified XII (1.20)         23.624     20.781            (12.03%)                       71,710.4             1,490,213
Qualified XII (1.25)         23.581     20.733            (12.08%)                       33,790.3               700,575
Qualified XII (1.30)         23.538     20.684            (12.13%)                       23,713.2               490,484
Qualified XII (1.35)         23.491     20.637            (12.15%)           (2)            569.1                11,745
Qualified XII (1.40)         23.453     20.589            (12.21%)                       10,223.7               210,496
Qualified XII (1.50)         23.368     20.494            (12.30%)                        5,157.2               105,691
Qualified XIII               26.281     23.175            (11.82%)                       87,549.3             2,028,955
Qualified XV                 26.237     23.137            (11.82%)                       63,541.7             1,470,165
Qualified XVI                25.822     22.646            (12.30%)                      211,306.4             4,785,244
Qualified XVII               25.999     22.858            (12.08%)                       62,728.5             1,433,847
Qualified XVIII              36.160     31.791            (12.08%)                       75,763.8             2,408,607
Qualified XXI                26.262     23.193            (11.69%)                      103,624.8             2,403,369
Qualified XXII               26.305     23.231            (11.69%)                       92,854.6             2,157,105
Qualified XXIV               24.889     20.988            (15.67%)           (6)        158,991.3             3,336,909
Qualified XXV                25.914     22.885            (11.69%)           (9)        183,299.3             4,194,804
Qualified XXVI               25.026     22.876             (8.59%)           (9)         23,381.1               534,867
--------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO:
Qualified XXVII               9.522      7.389            (22.40%)           (2)        159,262.8             1,176,793
Qualified XXVIII              9.523      7.379            (22.51%)           (2)        172,513.1             1,272,975
--------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO:
Qualified V                  19.108     15.241            (20.24%)                           74.3                 1,133
Qualified VI                 19.243     15.374            (20.11%)                      655,335.3            10,075,126
Qualified VIII               19.237     15.367            (20.12%)                          357.1                 5,488
Qualified X (1.15)           19.936     15.943            (20.03%)                        9,198.5               146,652
Qualified X (1.25)           19.825     15.838            (20.11%)                      146,480.0             2,319,951
Qualified XI                 19.492     15.659            (19.66%)                       24,251.5               379,754
Qualified XII (0.35)         12.131     10.828            (10.74%)           (5)         51,138.4               553,727
Qualified XII (0.40)         18.709     15.074            (19.43%)                          284.1                 4,283
Qualified XII (0.45)         13.410     10.799            (19.47%)                       11,727.5               126,645
Qualified XII (0.55)         13.389     10.771            (19.55%)                        8,239.0                88,742
Qualified XII (0.65)         13.367     10.743            (19.63%)                       17,888.5               192,176
Qualified XII (0.70)         13.356     10.729            (19.67%)                       12,203.7               130,934
Qualified XII (0.75)         13.346     10.715            (19.71%)                       20,800.7               222,880
Qualified XII (0.80)         14.900     11.957            (19.75%)                       42,155.7               504,056
Qualified XII (0.85)         18.661     14.968            (19.79%)                       25,576.2               382,825
Qualified XII (0.90)         14.905     11.949            (19.83%)                        4,435.9                53,005
Qualified XII (0.95)         18.593     14.898            (19.87%)                       25,963.6               386,805
Qualified XII (1.00)         18.559     14.864            (19.91%)                       44,395.7               659,897
Qualified XII (1.05)         18.525     14.830            (19.95%)                        7,533.4               111,720
Qualified XII (1.10)         18.492     14.795            (19.99%)                        8,320.1               123,096
Qualified XII (1.15)         18.458     14.761            (20.03%)                        7,202.0               106,308
Qualified XII (1.20)         18.424     14.727            (20.07%)                        3,776.5                55,616
Qualified XII (1.25)         18.391     14.693            (20.11%)                        8,004.6               117,612
Qualified XII (1.30)         18.357     14.659            (20.14%)                        2,480.9                36,367
Qualified XII (1.35)         17.843     14.625            (18.04%)           (2)             14.4                   210
Qualified XII (1.40)         18.291     14.591            (20.23%)                          626.4                 9,140
Qualified XII (1.50)         18.224     14.523            (20.31%)                           27.6                   401
Qualified XIII               19.452     15.587            (19.87%)                       11,388.7               177,515

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO: (continued):
Qualified XV               $ 19.420   $ 15.561            (19.87%)                        4,698.6       $        73,115
Qualified XVI                19.112     15.231            (20.31%)                       13,970.3               212,782
Qualified XVII               19.243     15.374            (20.11%)                        2,770.8                42,599
Qualified XVIII              19.825     15.838            (20.11%)                        1,464.1                23,189
Qualified XXI                19.438     15.599            (19.75%)                        9,133.8               142,478
Qualified XXII               19.470     15.625            (19.75%)                       12,807.8               200,122
Qualified XXIV               17.531     14.874            (15.16%)           (6)         21,266.9               316,324
Qualified XXV                16.962     15.392             (9.26%)           (9)          8,636.8               132,938
Qualified XXVI               16.449     15.386             (6.46%)           (9)          1,668.9                25,678
Qualified XXVII               9.535      8.471            (11.16%)           (8)          5,929.6                50,230
--------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO:
Qualified XXVII              17.740     17.427             (1.76%)           (2)      1,239,976.3            21,609,067
Qualified XXVIII             17.740     17.405             (1.89%)           (2)        121,872.2             2,121,186
--------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO:
Qualified III                27.214     25.097             (7.78%)                        1,720.8                43,187
Qualified V                  24.046     22.141             (7.92%)                        2,667.1                59,053
Qualified VI                 24.053     22.182             (7.78%)                    8,555,653.0           189,781,495
Qualified VIII               24.208     22.324             (7.78%)                        4,012.1                89,567
Qualified X (1.15)           27.150     25.063             (7.69%)                       16,463.7               412,630
Qualified X (1.25)           27.024     24.923             (7.77%)                      805,532.0            20,076,274
Qualified XI                 24.363     22.594             (7.26%)                      213,248.6             4,818,138
Qualified XII (0.35)         13.485     13.229             (1.90%)           (5)        375,277.7             4,964,549
Qualified XII (0.40)         22.045     20.503             (6.99%)                        2,260.6                46,349
Qualified XII (0.45)         14.194     13.195             (7.04%)                      367,939.4             4,854,960
Qualified XII (0.55)         14.171     13.160             (7.13%)                      123,644.0             1,627,155
Qualified XII (0.65)         14.148     13.126             (7.22%)                      277,303.1             3,639,880
Qualified XII (0.70)         14.137     13.109             (7.27%)                       89,345.3             1,171,227
Qualified XII (0.75)         14.126     13.092             (7.32%)                      568,291.2             7,440,068
Qualified XII (0.80)         15.518     14.375             (7.37%)                    1,662,214.4            23,894,332
Qualified XII (0.85)         21.988     20.359             (7.41%)                      243,716.1             4,961,817
Qualified XII (0.90)         15.138     14.009             (7.46%)                       32,744.0               458,710
Qualified XII (0.95)         21.908     20.265             (7.50%)                      427,085.4             8,654,885
Qualified XII (1.00)         21.868     20.218             (7.55%)                    1,562,971.2            31,600,152
Qualified XII (1.05)         21.828     20.171             (7.59%)                      141,388.4             2,851,946
Qualified XII (1.10)         21.789     20.124             (7.64%)                       56,051.0             1,127,971
Qualified XII (1.15)         21.749     20.078             (7.68%)                       57,856.8             1,161,648
Qualified XII (1.20)         21.710     20.031             (7.73%)                       35,453.7               710,174
Qualified XII (1.25)         21.670     19.985             (7.78%)                       18,639.8               372,517
Qualified XII (1.30)         21.631     19.938             (7.83%)                       10,383.4               207,025
Qualified XII (1.35)         20.986     19.892             (5.21%)           (2)            110.1                 2,191
Qualified XII (1.40)         21.552     19.846             (7.92%)                        9,052.2               179,649
Qualified XII (1.50)         21.474     19.755             (8.01%)                       11,467.8               226,547
Qualified XIII               24.314     22.490             (7.50%)                       74,362.5             1,672,412
Qualified XV                 24.274     22.453             (7.50%)                       39,966.4               897,365
Qualified XVI                23.889     21.977             (8.00%)                      157,050.7             3,451,504
Qualified XVII               24.053     22.182             (7.78%)                       34,733.7               770,463
Qualified XVIII              27.024     24.923             (7.77%)                       19,367.4               482,693
Qualified XXI                24.296     22.507             (7.36%)                       76,554.5             1,723,013
Qualified XXII               24.336     22.544             (7.36%)                      117,566.6             2,650,422
Qualified XXIV               21.474     20.231             (5.79%)           (6)        139,446.2             2,821,137
Qualified XXV                23.513     22.209             (5.55%)           (9)         77,273.8             1,716,173
Qualified XXVI               22.768     22.199             (2.50%)           (9)          7,665.8               170,172
Qualified XXVII              27.021     25.130             (7.00%)           (2)      3,098,834.5            77,873,712
Qualified XXVIII             27.021     25.097             (7.12%)           (2)        447,796.5            11,238,348
--------------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO:
Qualified XXVII              26.558     25.246             (4.94%)           (2)      3,615,258.7            91,270,821
Qualified XXVIII             26.559     25.213             (5.07%)           (2)        530,641.1            13,379,054
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:
Qualified I                $ 32.516   $ 21.908            (32.62%)                        2,964.1       $        64,937
Qualified III                53.644     36.122            (32.66%)                       82,204.1             2,969,378
Qualified V                  46.252     31.095            (32.77%)                        4,673.7               145,330
Qualified VI                 46.640     31.406            (32.66%)                   14,665,250.9           460,576,868
Qualified VIII               46.621     31.390            (32.67%)                        8,849.9               277,797
Qualified X (1.15)           45.235     30.490            (32.60%)                       58,337.9             1,778,723
Qualified X (1.25)           45.025     30.318            (32.66%)                    1,454,286.2            44,091,048
Qualified XI                 47.242     31.989            (32.29%)                      846,146.2            27,067,370
Qualified XII (0.35)         23.888     18.526            (22.45%)           (5)        913,545.7            16,924,348
Qualified XII (0.40)         31.711     21.535            (32.09%)                        5,601.1               120,620
Qualified XII (0.45)         27.222     18.477            (32.12%)                      219,159.2             4,049,405
Qualified XII (0.55)         27.178     18.429            (32.19%)                      169,466.1             3,123,090
Qualified XII (0.60)         19.660     18.405             (6.38%)          (10)              5.5                   102
Qualified XII (0.65)         27.135     18.381            (32.26%)                      259,474.9             4,769,408
Qualified XII (0.70)         27.113     18.357            (32.29%)                      212,479.7             3,900,489
Qualified XII (0.75)         27.091     18.333            (32.33%)                      769,624.8            14,109,531
Qualified XII (0.80)         29.195     19.747            (32.36%)                    3,760,656.3            74,261,680
Qualified XII (0.85)         31.629     21.383            (32.39%)                      758,936.6            16,228,342
Qualified XII (0.90)         28.662     19.367            (32.43%)                       48,045.7               930,501
Qualified XII (0.95)         31.514     21.284            (32.46%)                      910,896.1            19,387,513
Qualified XII (1.00)         31.457     21.235            (32.50%)                    2,444,196.0            51,902,502
Qualified XII (1.05)         31.400     21.186            (32.53%)                      210,615.7             4,462,105
Qualified XII (1.10)         31.343     21.137            (32.56%)                       93,122.1             1,968,322
Qualified XII (1.15)         31.286     21.088            (32.60%)                      111,951.1             2,360,825
Qualified XII (1.20)         31.229     21.039            (32.63%)                       85,842.0             1,806,030
Qualified XII (1.25)         31.172     20.990            (32.66%)                       41,374.5               868,451
Qualified XII (1.30)         31.116     20.942            (32.70%)                       25,984.8               544,174
Qualified XII (1.35)         30.334     20.893            (31.12%)           (1)          1,476.2                30,843
Qualified XII (1.40)         31.003     20.845            (32.76%)                       18,684.9               389,486
Qualified XII (1.50)         30.890     20.748            (32.83%)                       12,540.7               260,194
Qualified XIII               47.147     31.842            (32.46%)                      137,401.3             4,375,133
Qualified XV                 47.068     31.789            (32.46%)                      118,868.5             3,778,710
Qualified XVI                46.323     31.115            (32.83%)                      230,520.9             7,172,658
Qualified XVII               46.640     31.406            (32.66%)                       74,585.6             2,342,436
Qualified XVIII              45.025     30.318            (32.66%)                       76,249.2             2,311,722
Qualified XXI                47.112     31.866            (32.36%)                      299,256.9             9,536,119
Qualified XXII               47.190     31.919            (32.36%)                      171,175.5             5,463,751
Qualified XXIV               31.793     21.249            (33.16%)           (6)        331,173.0             7,037,095
Qualified XXV                43.951     31.443            (28.46%)           (9)        312,954.2             9,840,220
Qualified XXVI               40.992     31.430            (23.33%)           (9)         30,076.3               945,297
Qualified XXVII              61.680     36.169            (41.36%)           (2)      3,203,706.1           115,874,846
Qualified XXVIII             61.681     36.122            (41.44%)           (2)        613,084.7            22,145,845
--------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
Qualified III                24.929     24.071             (3.44%)                          591.5                14,239
Qualified V                  24.747     23.857             (3.60%)                          344.0                 8,206
Qualified VI                 24.922     24.064             (3.44%)                    6,649,999.5           160,025,589
Qualified VIII               24.913     24.054             (3.45%)                        3,786.2                91,074
Qualified X (1.15)           25.978     25.109             (3.35%)                       85,788.8             2,154,070
Qualified X (1.25)           25.859     24.969             (3.44%)                      960,790.1            23,989,968
Qualified XI                 25.243     24.511             (2.90%)                      354,240.4             8,682,786
Qualified XII (0.35)         14.368     14.550              1.27%            (5)        285,116.5             4,148,445
Qualified XII (0.40)         22.571     21.980             (2.62%)                          730.5                16,057
Qualified XII (0.45)         14.910     14.512             (2.67%)                      415,782.5             6,033,835
Qualified XII (0.55)         14.886     14.474             (2.77%)                      153,748.7             2,225,359
Qualified XII (0.60)         14.284     14.455              1.20%           (10)             55.1                   797
Qualified XII (0.65)         14.862     14.436             (2.87%)                      265,161.2             3,827,867
Qualified XII (0.70)         14.850     14.418             (2.91%)                       66,358.4               956,755
Qualified XII (0.75)         14.838     14.399             (2.96%)                      414,075.2             5,962,269
Qualified XII (0.80)         16.022     15.540             (3.01%)                    1,015,206.9            15,776,315
Qualified XII (0.85)         22.513     21.825             (3.06%)                      157,518.8             3,437,848

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO: (continued):
Qualified XII (0.90)       $ 15.690   $ 15.203             (3.10%)                       30,780.7       $       467,959
Qualified XII (0.95)         22.431     21.724             (3.15%)                      336,660.9             7,313,622
Qualified XII (1.00)         22.390     21.674             (3.20%)                    1,132,980.9            24,556,227
Qualified XII (1.05)         22.350     21.623             (3.25%)                      105,284.7             2,276,571
Qualified XII (1.10)         22.309     21.573             (3.30%)                       43,940.9               947,937
Qualified XII (1.15)         22.269     21.523             (3.35%)                       75,247.5             1,619,552
Qualified XII (1.20)         22.228     21.474             (3.39%)                       32,902.7               706,553
Qualified XII (1.25)         22.188     21.424             (3.44%)                       18,356.1               393,261
Qualified XII (1.30)         22.147     21.374             (3.49%)                       11,435.2               244,416
Qualified XII (1.35)         21.906     21.325             (2.65%)           (2)            373.6                 7,967
Qualified XII (1.40)         22.067     21.276             (3.58%)                       23,489.3               499,758
Qualified XII (1.50)         21.987     21.177             (3.68%)                       11,524.9               244,063
Qualified XIII               25.192     24.398             (3.15%)                       65,152.8             1,589,597
Qualified XV                 25.151     24.358             (3.15%)                       35,278.2               859,306
Qualified XVI                24.752     23.841             (3.68%)                      149,658.8             3,568,016
Qualified XVII               24.922     24.064             (3.44%)                       41,857.8             1,007,266
Qualified XVIII              25.859     24.969             (3.44%)                       64,590.8             1,612,768
Qualified XXI                25.174     24.417             (3.01%)                      101,912.8             2,488,404
Qualified XXII               25.216     24.457             (3.01%)                       57,540.5             1,407,267
Qualified XXIV               22.439     21.688             (3.35%)           (6)         90,306.5             1,958,568
Qualified XXV                24.658     24.093             (2.29%)           (9)        143,009.0             3,445,517
Qualified XXVI               24.180     24.083             (0.40%)           (9)          6,885.3               165,819
Qualified XXVII               9.909      9.491             (4.22%)           (8)        139,295.1             1,322,050
--------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO:
Qualified III                15.601     16.372              4.94%                         2,253.7                36,897
Qualified V                  15.411     16.147              4.78%                           164.4                 2,655
Qualified VI                 15.540     16.308              4.94%                     1,096,264.5            17,877,880
Qualified VIII               15.534     16.300              4.93%                           201.0                 3,276
Qualified X (1.25)           10.455     10.971              4.94%                        88,906.4               975,392
Qualified XI                 15.741     16.611              5.53%                        55,992.8               930,097
Qualified XII (0.35)         10.485     11.206              6.88%            (5)         60,507.3               678,045
Qualified XII (0.40)         13.210     13.980              5.83%                           643.0                 8,989
Qualified XII (0.45)         10.566     11.177              5.78%                        69,754.7               779,648
Qualified XII (0.55)         10.549     11.148              5.68%                        28,827.5               321,369
Qualified XII (0.65)         10.532     11.119              5.57%                        85,713.8               953,052
Qualified XII (0.70)         10.523     11.104              5.52%                        99,634.9             1,106,346
Qualified XII (0.75)         10.515     11.090              5.47%                        21,441.7               237,788
Qualified XII (0.80)         10.727     11.308              5.42%                       289,585.0             3,274,627
Qualified XII (0.85)         13.175     13.881              5.36%                        53,424.8               741,590
Qualified XII (0.90)         10.712     11.280              5.30%                         4,152.0                46,834
Qualified XII (0.95)         13.127     13.817              5.26%                        58,109.6               802,901
Qualified XII (1.00)         13.104     13.785              5.20%                       435,194.6             5,999,158
Qualified XII (1.05)         13.080     13.753              5.15%                        31,503.3               433,265
Qualified XII (1.10)         13.056     13.722              5.10%                         5,814.5                79,787
Qualified XII (1.15)         13.032     13.690              5.05%                         7,769.6               106,366
Qualified XII (1.20)         13.008     13.658              5.00%                         9,741.5               133,049
Qualified XII (1.25)         12.985     13.626              4.94%                         6,996.6                95,336
Qualified XII (1.30)         12.961     13.595              4.89%                         1,971.8                26,806
Qualified XII (1.35)         13.025     13.563              4.13%            (2)             90.2                 1,223
Qualified XII (1.40)         12.914     13.532              4.79%                         5,876.3                79,518
Qualified XII (1.50)         12.867     13.469              4.68%                           636.7                 8,576
Qualified XIII               15.709     16.535              5.26%                         5,661.0                93,605
Qualified XV                 15.683     16.507              5.25%                         5,348.6                88,290
Qualified XVI                15.434     16.157              4.68%                        14,366.9               232,126
Qualified XVII               15.540     16.308              4.94%                           492.8                 8,036
Qualified XXI                15.698     16.547              5.41%                         9,312.3               154,090
Qualified XXII               15.724     16.575              5.41%                         8,756.9               145,145
Qualified XXIV               13.199     13.794              4.51%            (6)         21,143.7               291,656
Qualified XXV                15.851     16.328              3.01%            (9)          7,489.3               122,285
Qualified XXVI               15.890     16.321              2.71%            (9)          1,366.2                22,297
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Qualified I                $ 24.151   $ 21.330            (11.68%)           (9)             48.4       $         1,032
Qualified III                32.036     27.035            (15.61%)                        1,533.9                41,470
Qualified V                  29.183     24.589            (15.74%)                        1,558.8                38,330
Qualified VI                 29.366     24.782            (15.61%)                    6,820,739.0           169,031,553
Qualified VIII               29.380     24.792            (15.62%)                        2,570.3                63,722
Qualified X (1.15)           31.550     26.652            (15.52%)                       54,278.5             1,446,631
Qualified X (1.25)           31.406     26.504            (15.61%)                      955,551.5            25,325,937
Qualified XI                 29.744     25.242            (15.14%)                      423,179.3            10,681,892
Qualified XII (0.35)         16.099     14.289            (11.24%)           (5)        369,847.4             5,284,750
Qualified XII (0.40)         25.537     21.734            (14.89%)                        1,684.4                36,608
Qualified XII (0.45)         16.753     14.251            (14.93%)                      357,565.4             5,095,664
Qualified XII (0.55)         16.726     14.214            (15.02%)                       95,334.5             1,355,084
Qualified XII (0.65)         16.699     14.177            (15.10%)                       44,539.5               631,437
Qualified XII (0.70)         16.686     14.159            (15.14%)                      276,665.0             3,917,300
Qualified XII (0.75)         16.673     14.140            (15.19%)                      466,385.6             6,594,693
Qualified XII (0.80)         18.335     15.543            (15.23%)                    1,984,175.6            30,840,042
Qualified XII (0.85)         25.471     21.581            (15.27%)                      569,518.7            12,290,782
Qualified XII (0.90)         17.786     15.062            (15.32%)                       20,667.2               311,290
Qualified XII (0.95)         25.378     21.481            (15.36%)                      341,721.3             7,340,516
Qualified XII (1.00)         25.332     21.431            (15.40%)                      714,656.0            15,315,792
Qualified XII (1.05)         25.286     21.382            (15.44%)                       85,881.9             1,836,327
Qualified XII (1.10)         25.240     21.332            (15.48%)                       37,391.9               797,645
Qualified XII (1.15)         25.194     21.283            (15.52%)                       42,066.2               895,295
Qualified XII (1.20)         25.148     21.234            (15.56%)                       46,994.9               997,890
Qualified XII (1.25)         25.103     21.184            (15.61%)                       25,075.5               531,200
Qualified XII (1.30)         25.057     21.135            (15.65%)                       11,630.9               245,820
Qualified XII (1.35)         24.785     21.086            (14.92%)           (2)            384.9                 8,117
Qualified XII (1.40)         24.966     21.038            (15.73%)                        6,688.7               140,717
Qualified XII (1.50)         24.875     20.940            (15.82%)                        5,215.5               109,212
Qualified XIII               29.684     25.126            (15.36%)                       68,376.1             1,718,018
Qualified XV                 29.635     25.084            (15.36%)                       42,270.4             1,060,311
Qualified XVI                29.166     24.552            (15.82%)                      127,707.6             3,135,476
Qualified XVII               29.366     24.782            (15.61%)                       48,284.0             1,196,575
Qualified XVIII              31.406     26.504            (15.61%)                       53,708.7             1,423,496
Qualified XXI                29.662     25.145            (15.23%)                      103,000.3             2,589,942
Qualified XXII               29.712     25.187            (15.23%)                       84,428.5             2,126,500
Qualified XXIV               25.641     21.445            (16.36%)           (6)         84,667.4             1,815,692
Qualified XXV                29.874     24.812            (16.94%)           (9)        127,737.9             3,169,432
Qualified XXVI               28.180     24.801            (11.99%)           (9)         12,973.2               321,748
Qualified XXVII              33.378     27.071            (18.90%)           (2)      2,566,224.1            69,470,253
Qualified XXVIII             33.378     27.035            (19.00%)           (2)        833,490.9            22,533,426
Annuity contracts in
  payment period                                                                                                917,937
--------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:
Qualified I                  29.020     24.185            (16.66%)                        2,110.6                51,044
Qualified III                38.648     32.189            (16.71%)                        1,677.6                54,001
Qualified V                  34.593     28.765            (16.85%)                        3,556.1               102,290
Qualified VI                 34.574     28.796            (16.71%)                   16,487,771.5           474,781,871
Qualified VIII               34.465     28.703            (16.72%)                       10,077.1               289,244
Qualified X (1.15)           39.011     32.523            (16.63%)                       66,341.7             2,157,630
Qualified X (1.25)           38.832     32.342            (16.71%)                    1,661,139.9            53,724,586
Qualified XI                 35.020     29.330            (16.25%)                      954,756.1            28,002,996
Qualified XII (0.35)         16.103     14.104            (12.41%)           (5)      1,146,536.9            16,170,757
Qualified XII (0.40)         28.797     24.188            (16.01%)                        6,041.1               146,122
Qualified XII (0.45)         16.757     14.068            (16.05%)                      662,704.2             9,322,923
Qualified XII (0.55)         16.730     14.031            (16.13%)                      213,103.2             2,990,051
Qualified XII (0.60)         14.508     14.013             (3.41%)          (10)             19.9                   279
Qualified XII (0.65)         16.703     13.994            (16.22%)                      266,227.7             3,725,590
Qualified XII (0.70)         16.689     13.976            (16.26%)                      281,891.7             3,939,719
Qualified XII (0.75)         16.676     13.958            (16.30%)                    1,451,474.2            20,259,677
Qualified XII (0.80)         19.592     16.390            (16.34%)                    5,857,225.6            95,999,928
Qualified XII (0.85)         28.723     24.018            (16.38%)                      836,804.6            20,098,374

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO: (continued):
Qualified XII (0.90)       $ 19.141   $ 15.998            (16.42%)                       51,009.3       $       816,047
Qualified XII (0.95)         28.619     23.907            (16.46%)                      858,504.0            20,524,255
Qualified XII (1.00)         28.567     23.852            (16.51%)                    3,118,616.0            74,385,228
Qualified XII (1.05)         28.515     23.796            (16.55%)                      256,820.8             6,111,308
Qualified XII (1.10)         28.463     23.741            (16.59%)                       90,052.4             2,137,933
Qualified XII (1.15)         28.411     23.686            (16.63%)                      103,449.3             2,450,300
Qualified XII (1.20)         28.360     23.632            (16.67%)                       64,985.9             1,535,747
Qualified XII (1.25)         28.308     23.577            (16.71%)                       32,757.8               772,330
Qualified XII (1.30)         28.257     23.522            (16.76%)                       22,895.2               538,542
Qualified XII (1.35)         27.255     23.468            (13.89%)           (1)            503.3                11,812
Qualified XII (1.40)         28.154     23.414            (16.84%)                       18,964.9               444,045
Qualified XII (1.50)         28.052     23.305            (16.92%)                       16,549.7               385,691
Qualified XIII               34.949     29.195            (16.46%)                      136,896.9             3,996,706
Qualified XV                 34.891     29.147            (16.46%)                      109,138.9             3,181,071
Qualified XVI                34.339     28.529            (16.92%)                      259,043.5             7,390,251
Qualified XVII               34.574     28.796            (16.71%)                      101,798.9             2,931,400
Qualified XVIII              38.832     32.342            (16.71%)                       91,519.9             2,959,937
Qualified XXI                34.923     29.217            (16.34%)                      276,227.5             8,070,538
Qualified XXII               34.982     29.266            (16.34%)                      193,451.9             5,661,562
Qualified XXIV               29.012     23.867            (17.73%)           (6)        251,658.2             6,006,327
Qualified XXV                33.364     28.830            (13.59%)           (9)        210,872.4             6,079,452
Qualified XXVI               32.009     28.818             (9.97%)           (9)         24,036.5               692,683
Qualified XXVII              42.335     32.231            (23.87%)           (2)      4,666,561.6           150,407,947
Qualified XXVIII             42.335     32.189            (23.97%)           (2)      1,345,688.8            43,316,377
Annuity contracts in
  payment period                                                                                              1,095,143
--------------------------------------------------------------------------------------------------------------------------
JANUS TWENTY FUND:
Qualified XII (0.95)          8.308      7.345            (11.59%)          (10)             74.2                   545
--------------------------------------------------------------------------------------------------------------------------
LEXINGTON FUNDS:
EMERGING MARKETS FUND, INC.:
Qualified XXVII              15.945      7.254            (54.51%)           (2)        657,383.0             4,768,656
Qualified XXVIII             15.945      7.244            (54.57%)           (2)        220,650.6             1,598,393
--------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND:
Qualified III                12.882     15.061             16.92%                         4,697.0                70,742
Qualified V                  14.253     16.636             16.72%                         2,776.4                46,189
Qualified VI                 13.900     16.250             16.91%                       373,904.7             6,075,952
Qualified VIII               12.047     14.083             16.90%                           979.1                13,789
Qualified XI                 14.079     16.552             17.57%                        20,792.0               344,150
Qualified XII (0.35)          9.158     10.347             12.98%            (5)         11,114.4               115,001
Qualified XII (0.40)         10.939     12.897             17.90%                           179.8                 2,319
Qualified XII (0.45)          8.758     10.320             17.84%                         4,369.6                45,094
Qualified XII (0.55)          8.744     10.293             17.72%                         3,526.1                36,294
Qualified XII (0.65)          8.729     10.266             17.61%                         1,115.8                11,455
Qualified XII (0.70)          8.722     10.253             17.55%                         6,480.3                66,443
Qualified XII (0.75)          8.715     10.240             17.50%                        22,901.1               234,507
Qualified XII (0.80)          9.524     11.184             17.43%                       107,963.7             1,207,466
Qualified XII (0.85)         10.911     12.806             17.37%                        23,332.2               298,792
Qualified XII (0.95)         10.871     12.747             17.26%                        19,715.8               251,317
Qualified XII (1.00)         10.851     12.717             17.20%                        79,616.9             1,012,488
Qualified XII (1.05)         10.831     12.688             17.15%                         3,762.7                47,741
Qualified XII (1.10)         10.812     12.659             17.08%                         1,086.7                13,756
Qualified XII (1.15)         10.792     12.629             17.02%                         5,137.4                64,880
Qualified XII (1.20)         10.772     12.600             16.97%                         2,780.0                35,028
Qualified XIII               14.051     16.475             17.25%                         4,068.2                67,024
Qualified XV                 14.028     16.448             17.25%                         7,371.7               121,249
Qualified XVI                13.805     16.099             16.62%                         5,288.2                85,135
Qualified XVII               13.900     16.250             16.91%                           876.9                14,250
Qualified XXI                14.041     16.488             17.43%                         3,120.4                51,449
Qualified XXII               14.064     16.515             17.43%                         2,571.9                42,475
Qualified XXIV               11.307     12.726             12.55%            (6)          6,520.0                82,974
Qualified XXV                14.773     16.269             10.13%            (9)          4,180.7                68,016
Qualified XXVI               15.024     16.262              8.24%            (9)            822.9                13,382

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND: (continued):
Qualified XXVII            $ 11.702   $ 15.080             28.87%            (2)        269,501.1       $     4,064,076
Qualified XXVIII             11.702     15.061             28.70%            (2)        138,949.3             2,092,716
--------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES:
Qualified XXVII              10.126     12.300             21.47%            (2)        167,946.1             2,065,737
Qualified XXVIII             10.126     12.284             21.31%            (2)        227,448.8             2,793,981
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
GLOBAL SECURITIES FUND/VA:
Qualified III                16.126     16.737              3.79%                            44.1                   738
Qualified V                  15.638     16.205              3.63%                           438.6                 7,107
Qualified VI                 15.681     16.275              3.79%                     1,084,590.0            17,651,702
Qualified VIII               15.988     16.272              1.78%            (1)             38.7                   630
Qualified X (1.15)           15.707     16.319              3.90%                        15,425.0               251,720
Qualified X (1.25)           15.681     16.275              3.79%                       166,004.4             2,701,721
Qualified XI                 15.775     16.464              4.37%                        90,380.6             1,488,027
Qualified XII (0.35)         16.636     16.624             (0.07%)           (5)         29,809.0               495,545
Qualified XII (0.40)         15.859     16.600              4.67%                           578.4                 9,601
Qualified XII (0.45)         15.849     16.581              4.62%                         5,197.9                86,187
Qualified XII (0.55)         15.823     16.538              4.52%                        13,256.9               219,243
Qualified XII (0.65)         15.798     16.495              4.41%                         5,368.2                88,549
Qualified XII (0.70)         15.785     16.473              4.36%                        13,835.1               227,906
Qualified XII (0.75)         15.772     16.452              4.31%                        46,116.1               758,702
Qualified XII (0.80)         15.800     16.473              4.26%                       182,218.7             3,001,689
Qualified XII (0.85)         15.787     16.451              4.21%                        43,640.8               717,935
Qualified XII (0.90)         17.689     16.429             (7.12%)           (7)          3,722.2                61,152
Qualified XII (0.95)         15.760     16.407              4.11%                        48,073.8               788,747
Qualified XII (1.00)         15.747     16.385              4.05%                       125,076.5             2,049,379
Qualified XII (1.05)         15.734     16.363              4.00%                         8,494.9               139,002
Qualified XII (1.10)         15.721     16.341              3.94%                         2,579.3                42,149
Qualified XII (1.15)         15.707     16.319              3.90%                         6,902.6               112,643
Qualified XII (1.20)         15.694     16.297              3.84%                         3,942.6                64,252
Qualified XII (1.25)         15.681     16.275              3.79%                         3,911.8                63,665
Qualified XII (1.30)         15.668     16.253              3.73%                           526.4                 8,556
Qualified XII (1.35)         15.714     16.231              3.29%            (1)            105.7                 1,715
Qualified XII (1.40)         15.641     16.210              3.64%                         1,536.2                24,902
Qualified XII (1.50)         15.883     16.166              1.78%            (1)            508.2                 8,215
Qualified XIII               15.760     16.407              4.11%                         9,278.1               152,226
Qualified XV                 15.760     16.407              4.11%                         6,178.8               101,376
Qualified XVI                15.615     16.166              3.53%                        23,681.5               382,835
Qualified XVII               15.681     16.275              3.79%                        14,615.1               237,861
Qualified XVIII              15.681     16.275              3.79%                        11,938.9               194,305
Qualified XXI                15.775     16.446              4.25%                        38,008.9               625,094
Qualified XXII               15.775     16.446              4.25%                        16,185.8               266,192
Qualified XXIV               17.346     16.395             (5.48%)           (6)         18,701.5               306,611
Qualified XXV                16.764     16.294             (2.80%)           (9)         16,613.8               270,706
Qualified XXVI               16.277     16.288              0.07%            (9)          1,978.9                32,233
Qualified XXVII              17.929     16.759             (6.53%)           (2)        424,091.7             7,107,352
Qualified XXVIII             17.930     16.737             (6.65%)           (2)        568,224.4             9,510,371
--------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:
Qualified V                  10.021     10.142              1.21%                            43.0                   436
Qualified VI                 10.048     10.185              1.36%                       169,954.1             1,730,983
Qualified VIII               10.125     10.183              0.57%            (4)            121.5                 1,237
Qualified X (1.25)           10.048     10.185              1.36%                        29,298.3               298,403
Qualified XI                 10.108     10.304              1.94%                         2,328.3                23,991
Qualified XII (0.35)         10.102     10.437              3.32%            (5)          2,759.3                28,799
Qualified XII (0.45)         10.188     10.410              2.18%                         9,983.2               103,925
Qualified XII (0.65)         10.155     10.356              1.98%                         4,045.6                41,896
Qualified XII (0.70)          9.988     10.342              3.54%            (5)            331.2                 3,425
Qualified XII (0.75)         10.139     10.329              1.87%                         6,680.2                69,000
Qualified XII (0.80)         10.125     10.309              1.82%                         7,601.6                78,365
Qualified XII (0.85)         10.116     10.295              1.77%                         7,153.3                73,643

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA: (continued):
Qualified XII (0.90)       $ 10.244   $ 10.281              0.36%            (3)            183.3       $         1,884
Qualified XII (0.95)         10.099     10.268              1.67%                         5,540.9                56,894
Qualified XII (1.00)         10.091     10.254              1.62%                        18,473.1               189,423
Qualified XII (1.05)         10.082     10.240              1.57%                         1,936.3                19,828
Qualified XII (1.10)         10.074     10.226              1.51%                           766.9                 7,842
Qualified XII (1.15)         10.065     10.213              1.47%                           312.1                 3,187
Qualified XII (1.20)         10.057     10.199              1.41%                           333.8                 3,404
Qualified XII (1.25)         10.048     10.185              1.36%                         2,119.0                21,582
Qualified XII (1.30)         10.252     10.172             (0.78%)           (7)            171.3                 1,742
Qualified XII (1.40)         10.064     10.144              0.79%            (2)            709.6                 7,198
Qualified XII (1.50)         10.006     10.117              1.11%                           133.7                 1,353
Qualified XIII               10.099     10.268              1.67%                           293.6                 3,015
Qualified XV                 10.099     10.268              1.67%                         3,970.7                40,771
Qualified XVI                10.006     10.117              1.11%                         1,311.4                13,267
Qualified XVIII              10.048     10.185              1.36%                        11,071.3               112,761
Qualified XXI                10.108     10.292              1.82%                           978.0                10,066
Qualified XXII               10.108     10.292              1.82%                         7,670.2                78,942
Qualified XXIV               10.217     10.260              0.42%            (6)          8,348.7                85,658
Qualified XXV                10.237     10.197             (0.39%)           (9)          2,009.8                20,494
Qualified XXVI               10.235     10.193             (0.41%)           (9)              1.0                    10
Qualified XXVII              10.094     10.240              1.45%            (2)        125,233.4             1,282,390
Qualified XXVIII             10.095     10.226              1.30%            (2)        153,728.3             1,572,026
Annuity contracts in
  payment period                                                                                                 21,845
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:
Qualified III                43.112     40.144             (6.88%)                       54,582.7             2,191,167
Qualified V                  35.288     32.806             (7.03%)                        7,849.8               257,522
Qualified VI                 35.480     33.037             (6.89%)                    2,778,965.9            91,808,695
Qualified VIII               30.498     28.396             (6.89%)                       10,193.1               289,443
Qualified X (1.15)           15.447     14.398             (6.79%)                       11,757.9               169,290
Qualified X (1.25)           15.421     14.359             (6.89%)                      318,659.8             4,575,636
Qualified XI                 35.938     33.651             (6.36%)                      251,486.2             8,462,762
Qualified XII (0.35)         16.155     14.877             (7.91%)           (5)        160,437.0             2,386,821
Qualified XII (0.40)         23.231     21.815             (6.10%)                          888.4                19,381
Qualified XII (0.45)         15.809     14.838             (6.14%)                       69,689.5             1,034,053
Qualified XII (0.55)         15.783     14.799             (6.23%)                       81,825.1             1,210,929
Qualified XII (0.60)         15.104     14.780             (2.15%)          (10)             17.7                   262
Qualified XII (0.65)         15.758     14.761             (6.33%)                       19,493.3               287,740
Qualified XII (0.70)         15.745     14.741             (6.38%)                       88,158.3             1,299,541
Qualified XII (0.75)         15.732     14.722             (6.42%)                      188,557.5             2,775,944
Qualified XII (0.80)         17.793     16.643             (6.46%)                      642,990.5            10,701,291
Qualified XII (0.85)         23.171     21.662             (6.51%)                      432,871.4             9,376,861
Qualified XII (0.90)         17.184     16.057             (6.56%)                       14,267.4               229,092
Qualified XII (0.95)         23.087     21.561             (6.61%)                      214,278.7             4,620,063
Qualified XII (1.00)         23.045     21.512             (6.65%)                      862,759.7            18,559,687
Qualified XII (1.05)         23.003     21.462             (6.70%)                       39,672.0               851,440
Qualified XII (1.10)         22.961     21.412             (6.75%)                       12,813.4               274,361
Qualified XII (1.15)         22.919     21.363             (6.79%)                       51,927.3             1,109,323
Qualified XII (1.20)         22.878     21.313             (6.84%)                       21,153.5               450,844
Qualified XII (1.25)         22.836     21.264             (6.88%)                        6,816.2               144,940
Qualified XII (1.30)         22.794     21.214             (6.93%)                        2,742.3                58,175
Qualified XII (1.35)         24.002     21.165            (11.82%)           (2)             32.2                   681
Qualified XII (1.40)         22.712     21.116             (7.03%)                        1,602.5                33,839
Qualified XII (1.50)         22.629     21.019             (7.11%)                        1,516.9                31,883
Qualified XIII               35.866     33.496             (6.61%)                       35,905.3             1,202,685
Qualified XV                 35.806     33.440             (6.61%)                       24,244.7               810,742
Qualified XVI                35.239     32.731             (7.12%)                       41,528.5             1,359,270
Qualified XVII               35.480     33.037             (6.89%)                        9,109.1               300,936
Qualified XVIII              15.421     14.359             (6.89%)                       12,111.1               173,904
Qualified XXI                35.839     33.521             (6.47%)                       35,540.4             1,191,350
Qualified XXII               35.899     33.577             (6.47%)                       34,742.9             1,166,563

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO: (continued):
Qualified XXIV             $ 24.748   $ 21.526            (13.02%)           (6)         45,922.1       $       988,519
Qualified XXV                37.485     33.077            (11.76%)           (9)         29,269.8               968,156
Qualified XXVI               36.090     33.063             (8.39%)           (9)          2,496.0                82,524
Qualified XXVII              45.887     40.196            (12.40%)           (2)      2,301,512.8            92,511,607
Qualified XXVIII             45.888     40.144            (12.52%)           (2)        675,845.9            27,131,156
Annuity contracts in
  payment period                                                                                                400,248
--------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO:
Qualified III                28.710     20.194            (29.66%)                       96,466.2             1,948,039
Qualified V                  28.327     19.892            (29.78%)                        6,276.2               124,847
Qualified VI                 28.481     20.033            (29.66%)                    9,202,749.2           184,358,676
Qualified VIII               29.833     20.982            (29.67%)                       12,522.0               262,737
Qualified X (1.15)           28.661     20.179            (29.59%)                       36,462.8               735,782
Qualified X (1.25)           28.481     20.033            (29.66%)                    1,261,315.2            25,267,927
Qualified XI                 28.849     20.405            (29.27%)                      638,180.5            13,022,074
Qualified XII (0.35)         15.512     11.747            (24.27%)           (5)        693,415.6             8,145,553
Qualified XII (0.40)         19.199     13.619            (29.06%)                        5,732.3                78,068
Qualified XII (0.45)         16.525     11.716            (29.10%)                      194,900.8             2,283,458
Qualified XII (0.55)         16.499     11.686            (29.17%)                      101,007.0             1,180,368
Qualified XII (0.65)         16.472     11.655            (29.24%)                      116,509.0             1,357,912
Qualified XII (0.70)         16.459     11.640            (29.28%)                      125,768.1             1,463,941
Qualified XII (0.75)         16.446     11.625            (29.31%)                      709,695.1             8,250,205
Qualified XII (0.80)         17.731     12.527            (29.35%)                    3,144,386.0            39,389,724
Qualified XII (0.85)         19.150     13.523            (29.38%)                      838,567.6            11,339,950
Qualified XII (0.90)         17.139     12.097            (29.42%)                       29,261.3               353,974
Qualified XII (0.95)         19.080     13.460            (29.45%)                      526,039.7             7,080,495
Qualified XII (1.00)         19.045     13.429            (29.49%)                    2,470,780.2            33,180,107
Qualified XII (1.05)         19.011     13.398            (29.53%)                      208,958.9             2,799,631
Qualified XII (1.10)         18.976     13.367            (29.56%)                       44,716.4               597,724
Qualified XII (1.15)         18.942     13.336            (29.60%)                       98,119.0             1,308,515
Qualified XII (1.20)         18.907     13.305            (29.63%)                       76,968.4             1,024,064
Qualified XII (1.25)         18.873     13.274            (29.67%)                       32,838.9               435,904
Qualified XII (1.30)         18.838     13.244            (29.70%)                       11,428.6               151,360
Qualified XII (1.35)         17.600     13.213            (24.93%)           (1)            198.5                 2,623
Qualified XII (1.40)         18.770     13.182            (29.77%)                        3,932.3                51,835
Qualified XII (1.50)         18.702     13.121            (29.84%)                        6,877.3                90,237
Qualified XIII               28.791     20.311            (29.45%)                       70,520.9             1,432,351
Qualified XV                 28.743     20.277            (29.45%)                       75,357.6             1,528,026
Qualified XVI                28.288     19.847            (29.84%)                      140,183.2             2,782,215
Qualified XVII               28.481     20.033            (29.66%)                       14,665.7               293,797
Qualified XVIII              28.481     20.033            (29.66%)                       38,347.8               768,222
Qualified XXI                28.769     20.326            (29.35%)                      200,926.5             4,084,033
Qualified XXII               28.817     20.360            (29.35%)                      205,500.8             4,183,996
Qualified XXIV               19.145     13.438            (29.81%)           (6)        202,745.4             2,724,493
Qualified XXV                24.830     20.057            (19.22%)           (9)         93,439.5             1,874,117
Qualified XXVI               22.873     20.048            (12.35%)           (9)          6,331.7               126,937
Qualified XXVII              28.118     20.220            (28.09%)           (2)      2,380,369.9            48,131,080
Qualified XXVIII             28.119     20.194            (28.18%)           (2)        535,101.3            10,805,836
Annuity contracts in
  payment period                                                                                                167,018
--------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:
Qualified I                  13.469     12.713             (5.61%)                        2,584.3                32,854
Qualified III                17.837     16.788             (5.88%)                       78,522.0             1,318,228
Qualified V                  20.293     19.113             (5.81%)                       10,465.6               200,029
Qualified VI                 20.527     19.365             (5.66%)                    6,451,502.4           124,933,346
Qualified VII                17.322     16.350             (5.61%)                      139,937.9             2,287,985
Qualified VIII               17.312     16.330             (5.67%)                       13,503.4               220,511
Qualified IX                 17.102     16.173             (5.43%)                        2,854.8                46,171
Qualified X (1.15)           20.653     19.503             (5.57%)                       10,200.2               198,935
Qualified X (1.25)           20.527     19.365             (5.66%)                      850,004.0            16,460,328
Qualified XI                 20.792     19.724             (5.14%)                      327,757.0             6,464,680
Qualified XII (0.35)         13.213     12.452             (5.76%)           (5)        406,356.4             5,059,950
Qualified XII (0.40)         13.146     12.506             (4.87%)                        7,788.3                97,401

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO: (continued):
Qualified XII (0.45)       $ 13.061   $ 12.420             (4.91%)                       63,658.6       $       790,640
Qualified XII (0.55)         13.040     12.387             (5.01%)                       48,216.1               597,253
Qualified XII (0.65)         13.019     12.355             (5.10%)                       96,006.1             1,186,155
Qualified XII (0.70)         13.008     12.339             (5.14%)                       60,144.1               742,118
Qualified XII (0.75)         12.998     12.323             (5.19%)                      205,081.6             2,527,220
Qualified XII (0.80)         14.375     13.621             (5.25%)                      575,027.7             7,832,452
Qualified XII (0.85)         13.112     12.418             (5.29%)                      630,101.3             7,824,598
Qualified XII (0.90)         13.982     13.236             (5.34%)                       11,608.9               153,655
Qualified XII (0.95)         13.064     12.361             (5.38%)                      344,610.3             4,259,728
Qualified XII (1.00)         13.040     12.332             (5.43%)                      886,127.1            10,927,720
Qualified XII (1.05)         13.016     12.304             (5.47%)                       70,122.6               862,788
Qualified XII (1.10)         12.993     12.275             (5.53%)                       27,355.5               335,789
Qualified XII (1.15)         12.969     12.247             (5.57%)                       81,794.2             1,001,734
Qualified XII (1.20)         12.945     12.218             (5.62%)                       34,058.2               416,123
Qualified XII (1.25)         12.922     12.190             (5.66%)                        4,912.6                59,885
Qualified XII (1.30)         12.898     12.162             (5.71%)                        2,271.7                27,629
Qualified XII (1.35)         12.502     12.133             (2.95%)           (2)             48.5                   589
Qualified XII (1.40)         12.851     12.105             (5.80%)                        3,599.2                43,568
Qualified XII (1.50)         12.805     12.049             (5.90%)                        5,882.4                70,877
Qualified XIII               20.750     19.634             (5.38%)                       45,243.4               888,308
Qualified XV                 20.716     19.601             (5.38%)                       64,258.7             1,259,534
Qualified XVI                20.388     19.185             (5.90%)                      131,412.1             2,521,141
Qualified XVII               20.527     19.365             (5.66%)                      101,084.5             1,957,501
Qualified XVIII              20.527     19.365             (5.66%)                       44,961.5               870,680
Qualified XIX                13.469     12.713             (5.61%)                        7,855.0                99,860
Qualified XX                 17.796     16.788             (5.66%)                       13,712.7               230,208
Qualified XXI                20.735     19.648             (5.24%)                       76,323.2             1,499,598
Qualified XXII               20.770     19.681             (5.24%)                       99,463.7             1,957,546
Qualified XXIV               13.783     12.340            (10.47%)           (6)        134,120.9             1,655,052
Qualified XXV                21.916     19.388            (11.53%)           (9)         35,218.4               682,814
Qualified XXVI               21.170     19.380             (8.46%)           (9)         18,054.4               349,894
Qualified XXVII              19.214     18.387             (4.30%)           (2)        999,126.6            18,370,941
Qualified XXVIII             19.214     18.363             (4.43%)           (2)        199,270.6             3,659,206
Qualified XXIX               16.661     16.788              0.76%                         3,735.6                62,713
Qualified XXX                17.796     16.785             (5.68%)                       88,380.3             1,483,491
--------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
Qualified III                32.585     25.876            (20.59%)                       35,300.7               913,441
Qualified V                  30.781     24.404            (20.72%)                        3,391.3                82,762
Qualified VI                 31.255     24.820            (20.59%)                    3,143,511.5            78,021,954
Qualified VIII               26.330     20.907            (20.60%)                       22,370.4               467,698
Qualified X (1.15)           31.447     24.997            (20.51%)                       35,392.2               884,699
Qualified X (1.25)           31.255     24.820            (20.59%)                      408,735.2            10,144,807
Qualified XI                 31.658     25.281            (20.14%)                      244,725.0             6,186,893
Qualified XII (0.35)         13.496     12.401             (8.11%)           (5)        412,382.9             5,113,960
Qualified XII (0.40)         21.461     17.187            (19.92%)                        2,415.9                41,522
Qualified XII (0.45)         15.452     12.369            (19.95%)                       42,328.5               523,561
Qualified XII (0.55)         15.427     12.337            (20.03%)                       56,339.2               695,057
Qualified XII (0.65)         15.403     12.305            (20.11%)                       27,469.3               338,010
Qualified XII (0.70)         15.390     12.289            (20.15%)                       51,248.8               629,796
Qualified XII (0.75)         15.378     12.273            (20.19%)                      246,962.0             3,030,965
Qualified XII (0.80)         17.351     13.840            (20.24%)                      817,107.2            11,308,763
Qualified XII (0.85)         21.405     17.066            (20.27%)                      455,540.1             7,774,248
Qualified XII (0.90)         17.314     13.797            (20.31%)                       19,568.6               269,988
Qualified XII (0.95)         21.327     16.987            (20.35%)                      237,252.8             4,030,214
Qualified XII (1.00)         21.289     16.948            (20.39%)                      843,397.6            14,293,902
Qualified XII (1.05)         21.250     16.908            (20.43%)                       48,765.9               824,534
Qualified XII (1.10)         21.211     16.869            (20.47%)                       14,556.4               245,552
Qualified XII (1.15)         21.173     16.830            (20.51%)                       44,356.8               746,525
Qualified XII (1.20)         21.134     16.791            (20.55%)                       19,314.2               324,305
Qualified XII (1.25)         21.096     16.752            (20.59%)                        6,895.8               115,518
Qualified XII (1.30)         21.057     16.714            (20.62%)                        1,108.1                18,521

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO: (continued):
Qualified XII (1.40)       $ 20.981   $ 16.636            (20.71%)                        1,838.2       $        30,580
Qualified XII (1.50)         20.905     16.559            (20.79%)                        2,838.3                46,999
Qualified XIII               31.595     25.165            (20.35%)                       27,857.8               701,041
Qualified XV                 31.542     25.123            (20.35%)                       37,706.1               947,291
Qualified XVI                31.043     24.590            (20.79%)                       51,362.9             1,263,013
Qualified XVII               31.255     24.820            (20.59%)                        4,114.9               102,133
Qualified XVIII              31.255     24.820            (20.59%)                       11,399.2               282,929
Qualified XXI                31.571     25.184            (20.23%)                       73,935.1             1,861,982
Qualified XXII               31.624     25.225            (20.23%)                       43,700.2             1,102,337
Qualified XXIV               19.321     16.959            (12.23%)           (6)         39,737.8               673,913
Qualified XXV                25.595     24.850             (2.91%)           (9)         16,938.0               420,910
Qualified XXVI               25.253     24.839             (1.64%)           (9)            676.6                16,805
Qualified XXVII              33.036     25.910            (21.57%)           (2)      2,322,472.6            60,175,266
Qualified XXVIII             33.036     25.876            (21.67%)           (2)        188,646.5             4,881,416
Annuity contracts in
  payment period                                                                                                  9,438
--------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
Qualified III                25.283     24.962             (1.27%)                          199.3                 4,974
Qualified V                  22.227     21.910             (1.43%)                        1,935.1                42,398
Qualified VI                 21.922     21.643             (1.27%)                    5,373,948.6           116,308,370
Qualified VIII               22.377     22.091             (1.28%)                        4,564.0               100,824
Qualified X (1.15)           24.669     24.380             (1.17%)                       30,565.8               745,195
Qualified X (1.25)           24.557     24.245             (1.27%)                      636,137.2            15,423,147
Qualified XI                 22.205     22.045             (0.72%)                      327,657.9             7,223,219
Qualified XII (0.35)         13.599     13.434             (1.21%)           (5)        261,445.9             3,512,264
Qualified XII (0.40)         20.546     20.457             (0.43%)                        1,418.6                29,020
Qualified XII (0.45)         13.464     13.399             (0.48%)                      103,238.4             1,383,291
Qualified XII (0.55)         13.443     13.364             (0.59%)                       31,732.9               424,079
Qualified XII (0.65)         13.421     13.329             (0.69%)                       14,591.8               194,494
Qualified XII (0.70)         13.410     13.312             (0.73%)                       74,711.3               994,557
Qualified XII (0.75)         13.399     13.295             (0.78%)                      357,441.4             4,752,183
Qualified XII (0.80)         14.748     14.625             (0.83%)                      909,338.2            13,299,071
Qualified XII (0.85)         20.493     20.313             (0.88%)                      158,446.8             3,218,529
Qualified XII (0.90)         14.296     14.163             (0.93%)                        8,707.1               123,318
Qualified XII (0.95)         20.418     20.219             (0.97%)                      310,664.9             6,281,333
Qualified XII (1.00)         20.381     20.172             (1.03%)                      537,291.5            10,838,244
Qualified XII (1.05)         20.344     20.125             (1.08%)                       84,135.8             1,693,233
Qualified XII (1.10)         20.307     20.079             (1.12%)                       25,973.1               521,513
Qualified XII (1.15)         20.270     20.032             (1.17%)                       34,240.7               685,910
Qualified XII (1.20)         20.233     19.986             (1.22%)                       21,354.8               426,797
Qualified XII (1.25)         20.196     19.939             (1.27%)                        2,905.7                57,937
Qualified XII (1.30)         20.160     19.893             (1.32%)                        5,082.9               101,114
Qualified XII (1.35)         19.539     19.847              1.58%            (2)             88.0                 1,746
Qualified XII (1.40)         20.086     19.801             (1.42%)                        2,103.2                41,645
Qualified XII (1.50)         20.013     19.710             (1.51%)                          980.5                19,325
Qualified XIII               22.160     21.944             (0.97%)                       31,368.8               688,356
Qualified XV                 22.123     21.907             (0.98%)                       21,531.4               471,689
Qualified XVI                21.773     21.443             (1.52%)                       91,561.0             1,963,342
Qualified XVII               21.922     21.643             (1.27%)                       20,218.0               437,578
Qualified XVIII              24.557     24.245             (1.27%)                       19,543.1               473,822
Qualified XXI                22.144     21.960             (0.83%)                       55,666.5             1,222,437
Qualified XXII               22.181     21.997             (0.83%)                       54,354.7             1,195,641
Qualified XXIV               21.893     20.185             (7.80%)           (6)         86,754.5             1,751,140
Qualified XXV                23.370     21.669             (7.28%)           (9)         68,019.6             1,473,916
Qualified XXVI               22.363     21.660             (3.14%)           (9)         14,653.3               317,390
Qualified XXVII              25.002     24.994             (0.03%)           (2)      1,359,111.0            33,969,620
Qualified XXVIII             25.002     24.962             (0.16%)           (2)        492,530.1            12,294,536
Annuity contracts in
  payment period                                                                                                158,262
--------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                   $13,689,284,426
==========================================================================================================================

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

       QUALIFIED I         Individual contracts issued prior to May 1, 1975 in
                           connection with "Qualified Corporate Retirement Plans"
                           established pursuant to Section 401 of the Internal Revenue
                           Code ("Code"); Tax-Deferred Annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain Individual
                           Retirement Annuity Plans established by or on behalf of
                           individuals pursuant to section 408(b) of the Code;
                           Individual contracts issued prior to November 1, 1975 in
                           connection with "H.R. 10 Plans" established by persons
                           entitled to the benefits of the Self-Employed Individuals
                           Tax Retirement Act of 1962, as amended; allocated group
                           contracts issued prior to May 1, 1975 in connection with
                           Qualified Corporate Retirement Plans; and group contracts
                           issued prior to October 1, 1978 in connection with
                           Tax-Deferred Annuity Plans.
       QUALIFIED III       Individual contracts issued in connection with Tax-Deferred
                           Annuity Plans and Individual Retirement Annuity Plans since
                           May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                           contracts issued since October 1, 1978 in connection with
                           Tax-Deferred Annuity Plans and group contracts issued since
                           May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.
       QUALIFIED V         Certain group AetnaPlus contracts issued since August 28,
                           1992 in connection with "Optional Retirement Plans"
                           established pursuant to Section 403(b) or 401(a) of the
                           Internal Revenue Code.
       QUALIFIED VI        Certain group AetnaPlus contracts issued in connection with
                           Tax-Deferred Annuity Plans, Retirement Plus Plans and
                           Deferred Compensation Plans since August 28, 1992.
       QUALIFIED VII       Certain existing contracts that were converted to ACES, an administrative system (previously valued under Qualified I).
       QUALIFIED VIII      Group AetnaPlus contracts issued in connection with
                           Tax-Deferred Annuity Plans and Deferred Compensation Plans
                           adopted by state and local governments since June 30, 1993.
       QUALIFIED IX        Certain large group contracts (Jumbo) that were converted to
                           ACES, an administrative system (previously valued under
                           Qualified VI).
       QUALIFIED X         Individual Retirement Annuity and Simplified Employee
                           Pension Plans issued or converted to ACES, an adminis-
                           trative system.
       QUALIFIED XI        Certain large group contracts issued in connection with
                           Deferred Compensation Plans adopted by state and local
                           governments since January 1996.
       QUALIFIED XII       Group Retirement Plus and Voluntary TDA contracts issued
                           since 1996 in connection with plans established pursuant to
                           Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and contracts issued since October 1, 1996 in connection with Optional Retirement
                           Plans established pursuant to Section 403(b) or 403(a) of
                           the Internal Revenue Code.
       QUALIFIED XIII      Certain existing contracts issued in connection with
                           Deferred Compensation Plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).
       QUALIFIED XIV       Certain existing contracts issued in connection with
                           Deferred Compensation Plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).
       QUALIFIED XV        Certain existing contracts issued in connection with
                           Deferred Compensation Plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new contracts issued after that date in connection with certain Deferred Compensation Plans.
       QUALIFIED XVI       Group AetnaPlus contracts assessing an administrative
                           expense charge effective April 7, 1997 issued in connection with Tax-Deferred Annuity Plans, Retirement Plus Plans and
                           Deferred Compensation Plans.
       QUALIFIED XVII      Group AetnaPlus contracts containing contractual limits on fees issued in connection with Tax-Deferred Annuity Plans
                           and Deferred Compensation Plans, which resulted in reduced daily charges for certain funding options effective May 29,
                           1997.
       QUALIFIED XVIII     Individual Retirement Annuity and Simplified Employee
                           Pension Plan contracts containing contractual limits on
                           fees, which resulted in reduced daily charges for certain
                           funding options effective May 29, 1997.
       QUALIFIED XIX       Group Corporate 401 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.
       QUALIFIED XX        Group HR 10 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.
       QUALIFIED XXI       Certain existing contracts issued in connection with
                           Deferred Compensation Plans having contract modifications
                           effective May 20, 1999.
       QUALIFIED XXII      Certain existing contracts issued in connection with
                           Deferred Compensation Plans having contract modifications
                           effective May 20, 1999.
       QUALIFIED XXIV      Group contract issued in connection with Optional Retirement
                           Plans having contract modifications effective July 2000 to lower mortality and expense fee.
       QUALIFIED XXV       Group contract issued in connection with Aetna Government
                           Custom Choice plans having contract modifications effective
                           October 2000 to lower mortality and expense fee.

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

       QUALIFIED XXVI      Group contract issued in connection with Aetna Government
                           Custom Choice plans having contract modifications effective
                           October 2000 to lower mortality and expense fee.
       QUALIFIED XXVII     Group contract issued in connection with Tax Deferred
                           Annuity Plans having contract modifications effective
                           February 2000 to lower mortality and expense fee.
       QUALIFIED XXVIII    Group contract issued in connection with Optional Retirement
                           Plans having contract modifications effective February 2000 to lower mortality and expense fee.
       QUALIFIED XXIX      Individual contracts issued in connection with Tax-Deferred
                           Annuity Plans and Individual Retirement Annuity Plans since
                           May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                           contracts issued since October 1, 1978 in connection with
                           Tax-Deferred Annuity Plans and group contracts issued since
                           May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.
       QUALIFIED XXX       Individual contracts issued in connection with Tax-Deferred
                           Annuity Plans and Individual Retirement Annuity Plans since
                           May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                           contracts issued since October 1, 1978 in connection with
                           Tax-Deferred Annuity Plans and group contracts issued since
                           May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

       NOTES TO CONDENSED FINANCIAL INFORMATION:

       (1)  - Reflects less than a full year of performance activity. Funds were first received in this option during January 2000.
       (2)  - Reflects less than a full year of performance activity. Funds were first received in this option during February 2000.
       (3)  - Reflects less than a full year of performance activity. Funds were first received in this option during March 2000.
       (4)  - Reflects less than a full year of performance activity. Funds were first received in this option during April 2000.
       (5)  - Reflects less than a full year of performance activity. Funds were first received in this option during May 2000.
       (6)  - Reflects less than a full year of performance activity. Funds were first received in this option during June 2000.
       (7)  - Reflects less than a full year of performance activity. Funds were first received in this option during July 2000.
       (8)  - Reflects less than a full year of performance activity. Funds were first received in this option during September 2000.
       (9)  - Reflects less than a full year of performance activity. Funds were first received in this option during October 2000.
       (10) - Reflects less than a full year of performance activity. Funds were first received in this option during November 2000.
       (11) - Reflects less than a full year of performance activity. Funds were first received in this option during December 2000.

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   Certain reclassifications have been made to prior year financial information to conform to current year presentation.

   a. VALUATION OF INVESTMENTS
   Investments in the following Funds are stated at their closing net asset value per share as determined by each Fund on December 31, 2000:

   Aetna Ascent VP
   Aetna Balanced VP, Inc.
   Aetna Bond VP
   Aetna Crossroads VP
   Aetna GET Fund, Series C
   Aetna GET Fund, Series D
   Aetna GET Fund, Series E
   Aetna GET Fund, Series G
   Aetna GET Fund, Series H
   Aetna GET Fund, Series I
   Aetna GET Fund, Series J
   Aetna GET Fund, Series K
   Aetna GET Fund, Series L
   Aetna Growth and Income VP
   Aetna Growth VP
   Aetna Index Plus Bond VP
   Aetna Index Plus Large Cap VP
   Aetna Index Plus Mid Cap VP
   Aetna Index Plus Small Cap VP
   Aetna International VP
   Aetna Legacy VP
   Aetna Money Market VP
   Aetna Technology VP
   Aetna Value Opportunity VP
   AIM V.I. Funds:
   - Capital Appreciation Fund
   - Growth and Income Fund
   - Growth Fund
   - Value Fund
   Calvert Social Balanced Portfolio
   Fidelity Investments Variable Insurance Products Fund:
   - Equity-Income Portfolio
   - Growth Portfolio
   - High Income Portfolio
   - Overseas Portfolio
   Fidelity Investments Variable Insurance Products Fund II:
   - Asset Manager Portfolio
   - Contrafund Portfolio
   - Index 500 Portfolio
   Janus Aspen Series:
   - Aggressive Growth Portfolio
   - Balanced Portfolio
   - Flexible Income Portfolio
   - Growth Portfolio
   - Worldwide Growth Portfolio
   Janus Twenty Fund
   Lexington Funds:
   - Emerging Markets Fund
   - Natural Resources Trust Fund
   MFS Funds Total Return Series
   Oppenheimer Funds:
   - Global Securities Fund
   - Strategic Bond Fund
   Portfolio Partners, Inc. (PPI):
   - PPI MFS Capital Opportunities Portfolio
   - PPI MFS Emerging Equities Portfolio
   - PPI MFS Research Growth Portfolio
   - PPI Scudder International Growth Portfolio
   - PPI T. Rowe Price Growth Equity Portfolio

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. ANNUITY RESERVES

   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

  2. VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

  3. DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

  4. PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2000 aggregated $5,347,300,780 and $3,840,647,337, respectively.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                           Valuation      Proceeds       Cost of
 PERIOD ENDED DECEMBER 31,                   Period         from       Investments
 2000                        Dividends     Deductions      Sales          Sold
 AETNA ASCENT VP
 Annuity contracts in
   accumulation                 $932,980     ($896,430)  $13,450,834   ($11,426,883)
 AETNA BALANCED VP, INC.
 Annuity contracts in
   accumulation              123,722,239   (10,820,738)  137,653,078   (117,925,973)
 AETNA BOND VP
 Annuity contracts in
   accumulation               16,656,617    (3,439,951)   61,181,748    (64,141,020)
 AETNA CROSSROADS VP
 Annuity contracts in
   accumulation                1,173,799      (732,514)   10,689,405    (10,592,100)
 AETNA GET FUND, SERIES C
 Annuity contracts in
   accumulation               32,577,189    (2,128,129)   23,065,389    (19,345,251)
 AETNA GET FUND, SERIES D
 Annuity contracts in
   accumulation               19,533,149    (5,092,781)  127,994,339   (124,905,042)
 AETNA GET FUND, SERIES E
 Annuity contracts in
   accumulation                5,842,968    (2,015,692)   21,285,953    (20,259,107)
 AETNA GET FUND, SERIES G
 Annuity contracts in
   accumulation                  964,998      (585,341)    6,744,661     (6,673,262)
 AETNA GET FUND, SERIES H
 Annuity contracts in
   accumulation                  573,716      (376,921)    3,497,097     (3,334,459)
 AETNA GET FUND, SERIES I
 Annuity contracts in
   accumulation                   17,271       (15,817)      198,429       (196,296)
 AETNA GET FUND, SERIES J
 Annuity contracts in
   accumulation                    3,333        (2,718)        3,226         (3,271)
 AETNA GET FUND, SERIES K
 Annuity contracts in
   accumulation                    5,228        (6,207)       18,899        (18,702)
 AETNA GET FUND, SERIES L
 Annuity contracts in
   accumulation                        0            (1)            1             (1)
 AETNA GROWTH AND INCOME VP
 Annuity contracts in
   accumulation              600,493,802   (63,728,442)  871,616,223   (899,922,177)
 AETNA GROWTH VP
 Annuity contracts in
   accumulation                3,038,381    (1,944,710)   11,906,095     (8,174,444)
 AETNA HIGH YIELD VP
 Annuity contracts in
   accumulation                    4,178       (17,017)    4,683,768     (4,877,410)
 AETNA INDEX PLUS BOND VP
 Annuity contracts in
   accumulation                      505        (6,940)    1,302,832     (1,317,450)
 AETNA INDEX PLUS LARGE CAP VP
 Annuity contracts in
   accumulation               59,262,689    (5,521,587)   52,615,469    (31,567,660)
 AETNA INDEX PLUS MID CAP VP
 Annuity contracts in
   accumulation                  231,204      (259,191)    9,225,597     (8,070,602)
 ----------------------------------------------------------------------------------

                                                                                               Net
                                                                                            Increase
                               Net               Net Unrealized                Net         (Decrease)
                             Realized             Gain (Loss)               Change in     in Net Assets
                           Gain (Loss)   ------------------------------    Unrealized       Resulting
PERIOD ENDED DECEMBER 31,       on         Beginning          End          Gain (Loss)        from
2000                       Investments      of Year         of Year      on Investments    Operations
AETNA ASCENT VP
Annuity contracts in
  accumulation              $2,023,951      $4,030,133         $589,182      ($3,440,951)   ($1,380,450)
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation              19,727,105      45,044,344     (102,036,752)    (147,081,096)   (14,452,490)
AETNA BOND VP
Annuity contracts in
  accumulation              (2,959,272)    (19,754,875)      (6,411,730)      13,343,145     23,600,539
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                  97,305       1,130,783          116,983       (1,013,800)      (475,210)
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation               3,720,138      19,237,706      (30,255,816)     (49,493,522)   (15,324,324)
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation               3,089,297      25,690,783      (12,783,390)     (38,474,173)   (20,944,508)
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation               1,026,846      10,381,800       (2,883,267)     (13,265,067)    (8,410,945)
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                  71,399       1,305,419       (1,034,596)      (2,340,015)    (1,888,959)
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                 162,638           2,236         (267,248)        (269,484)        89,949
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                   2,133               0          (32,894)         (32,894)       (29,307)
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                     (45)              0          (16,577)         (16,577)       (16,007)
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                     197               0           (8,299)          (8,299)        (9,081)
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                       0               0               16               16             15
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation             (28,305,954)   (281,156,139)  (1,455,124,346)  (1,173,968,207)  (665,508,801)
AETNA GROWTH VP
Annuity contracts in
  accumulation               3,731,651      31,404,391       (1,523,352)     (32,927,743)   (28,102,421)
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                (193,642)       (112,582)               0          112,582        (93,899)
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                 (14,618)        (64,241)               0           64,241         43,188
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation              21,047,809      94,088,323      (35,413,466)    (129,501,789)   (54,712,878)
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation               1,154,995         147,754        1,324,838        1,177,084      2,304,092
-------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                          Valuation      Proceeds        Cost of
 PERIOD ENDED DECEMBER 31,                 Period          from        Investments
 2000                        Dividends   Deductions       Sales           Sold
 AETNA INDEX PLUS SMALL CAP VP
 Annuity contracts in
   accumulation                      $0   ($110,447)      $9,314,421    ($8,484,450)
 AETNA INTERNATIONAL VP
 Annuity contracts in
   accumulation               2,317,439    (143,974)      16,677,924    (16,485,807)
 AETNA LEGACY VP
 Annuity contracts in
   accumulation                 788,237    (453,560)      10,329,056    (10,036,348)
 AETNA MONEY MARKET VP
 Annuity contracts in
   accumulation              14,088,879  (3,315,026)   1,002,469,774   (997,218,100)
 AETNA REAL ESTATE SECURITIES VP
 Annuity contracts in
   accumulation                   1,796     (15,710)       5,781,362     (5,397,911)
 AETNA SMALL COMPANY VP
 Annuity contracts in
   accumulation               5,715,158  (1,027,111)      58,446,003    (41,951,259)
 AETNA TECHNOLOGY VP
 Annuity contracts in
   accumulation                       0    (123,166)       3,382,223     (4,041,241)
 AETNA VALUE OPPORTUNITY VP
 Annuity contracts in
   accumulation               5,685,856    (446,263)      14,543,123    (11,879,196)
 AIM V.I. FUNDS:
   CAPITAL APPRECIATION FUND
 Annuity contracts in
   accumulation                 609,333    (143,163)       3,352,076     (3,094,277)
   GROWTH AND INCOME FUND
 Annuity contracts in
   accumulation               1,505,326    (360,447)       2,157,150     (1,767,171)
   GROWTH FUND
 Annuity contracts in
   accumulation                 646,543    (169,818)       1,113,297       (974,205)
   VALUE FUND
 Annuity contracts in
   accumulation                 832,774    (172,424)       2,587,349     (2,447,180)
 CALVERT SOCIAL BALANCED PORTFOLIO
 Annuity contracts in
   accumulation               3,005,075    (737,829)       9,490,532     (6,636,170)
 FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
   EQUITY-INCOME PORTFOLIO
 Annuity contracts in
   accumulation              15,968,399  (2,117,305)      50,075,466    (41,317,562)
   GROWTH PORTFOLIO
 Annuity contracts in
   accumulation              49,684,906  (5,427,174)      17,853,934    (10,289,675)
   HIGH INCOME PORTFOLIO
 Annuity contracts in
   accumulation                 143,538     (28,949)       1,452,668     (1,660,297)
   OVERSEAS PORTFOLIO
 Annuity contracts in
   accumulation               2,247,070    (237,237)      21,321,597    (20,112,513)
 ----------------------------------------------------------------------------------

                                                                                       Net
                                                                                     Increase
                                                                         Net        (Decrease)
                               Net            Net Unrealized          Change in       in Net
                            Realized           Gain (Loss)           Unrealized       Assets
                           Gain (Loss)  --------------------------   Gain (Loss)    Resulting
PERIOD ENDED DECEMBER 31,      on       Beginning of      End            on            from
2000                       Investments      Year        of Year      Investments    Operations
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation               $829,971       $672,037      $769,578       $97,541       $817,065
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                192,117      1,272,468    (4,665,266)   (5,937,734)    (3,572,152)
AETNA LEGACY VP
Annuity contracts in
  accumulation                292,708        (83,476)      718,785       802,261      1,429,646
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation              5,251,674      4,054,787     3,641,073      (413,714)    15,611,813
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                383,451        (72,859)            0        72,859        442,396
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation             16,494,744     13,100,682    (9,322,798)  (22,423,480)    (1,240,689)
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation               (659,018)             0   (12,476,702)  (12,476,702)   (13,258,886)
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation              2,663,927      5,773,811       872,156    (4,901,655)     3,001,865
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                257,799        166,754    (5,078,366)   (5,245,120)    (4,521,151)
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                389,979      1,220,016    (8,823,291)  (10,043,307)    (8,508,449)
  GROWTH FUND
Annuity contracts in
  accumulation                139,092        497,930    (5,935,047)   (6,432,977)    (5,817,160)
  VALUE FUND
Annuity contracts in
  accumulation                140,169        835,034    (3,374,932)   (4,209,966)    (3,409,447)
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation              2,854,362      7,801,335       570,470    (7,230,865)    (2,109,257)
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation              8,757,904     29,981,910    18,912,394   (11,069,516)    11,539,482
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation              7,564,259    135,925,667    22,218,848  (113,706,819)   (61,884,828)
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation               (207,629)        42,986      (540,697)     (583,683)      (676,723)
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation              1,209,084      5,076,505    (2,501,290)   (7,577,795)    (4,358,878)
-----------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation      Proceeds       Cost of
 PERIOD ENDED DECEMBER 31,                   Period         from       Investments
 2000                        Dividends     Deductions      Sales          Sold
 FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II:
   ASSET MANAGER PORTFOLIO
 Annuity contracts in
   accumulation               $2,891,552     ($290,058)   $4,448,390    ($3,746,605)
   CONTRAFUND PORTFOLIO
 Annuity contracts in
   accumulation               59,662,762    (5,067,350)   48,543,621    (27,704,159)
   INDEX 500 PORTFOLIO
 Annuity contracts in
   accumulation                1,721,648    (1,321,614)   59,026,752    (35,665,034)
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO
 Annuity contracts in
   accumulation              148,372,545   (14,564,091)  144,369,632    (44,558,621)
   BALANCED PORTFOLIO
 Annuity contracts in
   accumulation               31,342,522    (3,110,307)   10,544,363     (5,618,590)
   FLEXIBLE INCOME PORTFOLIO
 Annuity contracts in
   accumulation                1,926,419      (357,984)   11,057,104    (11,766,103)
   GROWTH PORTFOLIO
 Annuity contracts in
   accumulation               37,319,136    (5,077,467)   29,014,597    (13,885,988)
   WORLDWIDE GROWTH PORTFOLIO
 Annuity contracts in
   accumulation              105,574,692   (14,110,028)  101,145,319    (40,120,649)
 JANUS TWENTY FUND
 Annuity contracts in
   accumulation                        0            (1)       12,337        (12,826)
 LEXINGTON FUNDS:
   EMERGING MARKETS FUND
 Annuity contracts in
   accumulation                        0      (138,792)   37,930,672    (39,305,108)
   NATURAL RESOURCES TRUST FUND
 Annuity contracts in
   accumulation                   59,448      (174,562)    8,934,916    (10,937,162)
 MFS TOTAL RETURN SERIES
 Annuity contracts in
   accumulation                   42,782       (15,849)      956,479       (936,309)
 OPPENHEIMER FUNDS:
   GLOBAL SECURITIES FUND
 Annuity contracts in
   accumulation                2,277,721      (303,133)    6,616,401     (5,645,106)
   STRATEGIC BOND FUND
 Annuity contracts in
   accumulation                  320,219       (53,722)    1,980,953     (2,106,469)
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
 Annuity contracts in
   accumulation               41,352,585    (3,205,147)   12,180,987     (6,431,146)
 ----------------------------------------------------------------------------------

                                                                                          Net
                                                                           Net         Increase
                               Net             Net Unrealized           Change in     (Decrease)
                             Realized            Gain (Loss)           Unrealized    in Net Assets
                           Gain (Loss)   ---------------------------   Gain (Loss)     Resulting
PERIOD ENDED DECEMBER 31,       on       Beginning of       End            on            from
2000                       Investments       Year         of Year      Investments    Operations
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                $701,785     $3,975,450      ($618,980)  ($4,594,430)    ($1,291,151)
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation              20,839,462    167,567,655     57,161,025  (110,406,630)    (34,971,756)
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation              23,361,718     35,135,496       (491,226)  (35,626,722)    (11,864,970)
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation              99,811,011    589,941,753   (127,682,633) (717,624,386)   (484,004,921)
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation               4,925,773     53,832,562     10,698,793   (43,133,769)     (9,975,781)
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                (708,999)    (1,682,793)      (805,827)      876,966       1,736,402
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation              15,128,609    119,830,478     (6,192,556) (126,023,034)    (78,652,756)
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation              61,024,670    537,057,291    162,036,410  (375,020,881)   (222,531,547)
JANUS TWENTY FUND
Annuity contracts in
  accumulation                    (489)             0            (36)          (36)           (526)
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation              (1,374,436)     3,274,926       (436,042)   (3,710,968)     (5,224,196)
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation              (2,002,246)    (2,122,540)     2,402,322     4,524,862       2,407,502
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                  20,170         (1,178)       229,562       230,740         277,843
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                 971,295      1,418,022     (2,527,749)   (3,945,771)       (999,888)
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                (125,516)        (2,586)       (86,964)      (84,378)         56,603
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Annuity contracts in
  accumulation               5,749,841     93,135,075     23,536,746   (69,598,329)    (25,701,050)
--------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                              Valuation       Proceeds         Cost of
                                               Period           from         Investments
 PERIOD ENDED DECEMBER 31, 2000    Dividends  Deductions       Sales            Sold
   PPI MFS EMERGING EQUITIES PORTFOLIO
 Annuity contracts in
   accumulation                 $6,199,858    ($6,237,790)    $55,129,171     ($31,391,585)
   PPI MFS RESEARCH GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                 18,992,631     (2,911,500)     27,627,852      (18,166,161)
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                 24,723,742     (2,881,443)    671,761,812     (687,430,118)
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Annuity contracts in
   accumulation                 21,160,269     (2,799,115)     21,884,981      (14,116,507)
 TOTAL VARIABLE ANNUITY
   ACCOUNT C                $1,472,215,106  ($175,240,683) $3,840,647,337  ($3,516,088,718)

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                                                                                                  Net
                               Net                Net Unrealized                 Net           Increase
                             Realized               Gain (Loss)               Change in       (Decrease)
                           Gain (Loss)    -------------------------------    Unrealized      in Net Assets
                                on          Beginning           End          Gain (Loss)    Resulting from
PERIOD ENDED DECEMBER 31, 2000  Investments    of Year        of Year      on Investments     Operations
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation              $23,737,586     $265,730,062      $62,642,562    ($203,087,500)   ($179,387,846)
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                9,461,691       81,650,752       42,588,288      (39,062,464)     (13,519,642)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation              (15,668,306)      60,499,972         (186,763)     (60,686,735)     (54,512,742)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                7,768,474       76,614,253       46,977,151      (29,637,102)      (3,507,474)
TOTAL VARIABLE ANNUITY
  ACCOUNT C                $324,558,619   $2,223,496,072  ($1,381,531,716) ($3,605,027,788) ($1,983,494,746)

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 2000
                                                                       Net                Net
                                                      Net           Change in     Increase (Decrease)      Net Assets
                                      Net           Realized       Unrealized        in Net Assets                  -----
                                   Investment     Gain (Loss)      Gain (Loss)         from Unit           Beginning
                                 Income (Loss)   on Investments  on Investments      Transactions           of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                         $36,550      $2,023,951       ($3,440,951)      ($3,443,191)          $81,880,934
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                     112,901,501      19,727,105      (147,081,096)     (103,452,150)          958,810,376
Annuity contracts in payment
  period                                                                                                      34,529,808
AETNA BOND VP
Annuity contracts in
  accumulation                      13,216,666      (2,959,272)       13,343,145       (39,454,311)          312,007,882
Annuity contracts in payment
  period                                                                                                       5,764,551
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                         441,285          97,305        (1,013,800)       (4,468,657)           67,400,270
Annuity contracts in payment
  period                                                                                                          73,220
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                      30,449,060       3,720,138       (49,493,522)      (18,887,555)          170,407,185
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                      14,440,368       3,089,297       (38,474,173)     (119,418,211)          471,441,304
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                       3,827,276       1,026,846       (13,265,067)      (17,735,793)          157,821,380
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                         379,657          71,399        (2,340,015)       (5,775,781)           45,668,355
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                         196,795         162,638          (269,484)       27,303,119             1,782,585
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                           1,454           2,133           (32,894)        1,393,627                     0
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                             615             (45)          (16,577)          472,733                     0
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                            (979)            197            (8,299)        2,871,835                     0
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                              (1)              0                16            15,972                     0
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                     536,765,360     (28,305,954)   (1,173,968,207)     (721,658,072)        5,753,192,035
Annuity contracts in payment
  period                                                                                                     373,523,149
AETNA GROWTH VP
Annuity contracts in
  accumulation                       1,093,671       3,731,651       (32,927,743)       53,759,126           145,431,206
Annuity contracts in payment
  period                                                                                                          71,588
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                         (12,839)       (193,642)          112,582        (2,083,594)            2,177,493
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                          (6,435)        (14,618)           64,241        (1,042,892)              999,704

PERIOD ENDED DECEMBER 31, 2000

                                    Net Assets
                                 ---
                                        End
                                      of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                        $77,057,293
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                        842,266,266
Annuity contracts in payment
  period                               33,169,278
AETNA BOND VP
Annuity contracts in
  accumulation                        296,126,266
Annuity contracts in payment
  period                                5,792,395
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                         62,461,577
Annuity contracts in payment
  period                                   68,046
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                        136,195,306
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                        331,078,585
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                        131,674,642
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                         38,003,615
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                         29,175,653
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                          1,364,320
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                            456,726
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                          2,862,754
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                             15,987
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                      4,428,082,443
Annuity contracts in payment
  period                              311,465,868
AETNA GROWTH VP
Annuity contracts in
  accumulation                        171,026,842
Annuity contracts in payment
  period                                  132,657
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                                  0
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                                  0

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD ENDED DECEMBER 31, 2000
                                                                       Net                Net
                                                      Net           Change in     Increase (Decrease)      Net Assets
                                      Net           Realized       Unrealized        in Net Assets                  -----
                                   Investment     Gain (Loss)      Gain (Loss)         from Unit           Beginning
                                 Income (Loss)   on Investments  on Investments      Transactions           of Year
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                     $53,741,102     $21,047,809     ($129,501,789)      $68,658,775          $473,757,587
Annuity contracts in payment
  period                                                                                                       1,234,629
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                         (27,987)      1,154,995         1,177,084        43,880,546             9,210,760
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                        (110,447)        829,971            97,541         3,748,048             8,277,508
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                       2,173,465         192,117        (5,937,734)        8,806,604             7,714,709
AETNA LEGACY VP
Annuity contracts in
  accumulation                         334,677         292,708           802,261        (5,203,105)           42,650,270
Annuity contracts in payment
  period                                                                                                         247,224
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                      10,773,853       5,251,674          (413,714)      (18,346,548)          325,367,721
Annuity contracts in payment
  period                                                                                                          80,784
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                         (13,914)        383,451            72,859        (2,426,021)            1,983,625
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                       4,688,047      16,494,744       (22,423,480)       43,023,013            62,919,038
Annuity contracts in payment
  period                                                                                                          11,036
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                        (123,166)       (659,018)      (12,476,702)       38,113,990                     0
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                       5,239,593       2,663,927        (4,901,655)       25,424,473            34,639,709
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                         466,170         257,799        (5,245,120)       24,665,165             1,830,289
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                       1,144,879         389,979       (10,043,307)       47,737,578             9,752,003
  GROWTH FUND
Annuity contracts in
  accumulation                         476,725         139,092        (6,432,977)       20,557,669             4,700,713
  VALUE FUND
Annuity contracts in
  accumulation                         660,349         140,169        (4,209,966)       13,358,563             8,538,069
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       2,267,247       2,854,362        (7,230,865)       (2,720,584)           68,092,305
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                      13,851,094       8,757,904       (11,069,516)      (29,578,468)          213,941,762
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      44,257,732       7,564,259      (113,706,819)       70,421,374           440,335,255

PERIOD ENDED DECEMBER 31, 2000

                                    Net Assets
                                 ---
                                        End
                                      of Year
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                       $487,054,341
Annuity contracts in payment
  period                                1,883,772
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                         55,395,398
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                         12,842,621
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                         12,949,161
AETNA LEGACY VP
Annuity contracts in
  accumulation                         38,925,638
Annuity contracts in payment
  period                                  198,397
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                        322,624,048
Annuity contracts in payment
  period                                   89,722
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                                  0
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                        104,675,715
Annuity contracts in payment
  period                                   36,683
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                         24,855,104
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                         63,066,047
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                         21,974,303
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                         48,981,132
  GROWTH FUND
Annuity contracts in
  accumulation                         19,441,222
  VALUE FUND
Annuity contracts in
  accumulation                         18,487,184
CALVERT SOCIAL BALANCED PORTFOL
Annuity contracts in
  accumulation                         63,262,465
FIDELITY INVESTMENTS VARIABLE I
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                        195,902,776
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                        448,871,801

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD ENDED DECEMBER 31, 2000
                                                                       Net                Net
                                                      Net           Change in     Increase (Decrease)      Net Assets
                                      Net           Realized       Unrealized        in Net Assets                  -----
                                   Investment     Gain (Loss)      Gain (Loss)         from Unit           Beginning
                                 Income (Loss)   on Investments  on Investments      Transactions           of Year
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                        $114,589       ($207,629)        ($583,683)       $1,252,502            $1,873,989
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                       2,009,833       1,209,084        (7,577,795)          516,832            22,033,565
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                       2,601,494         701,785        (4,594,430)       (2,709,341)           27,730,745
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                      54,595,412      20,839,462      (110,406,630)      (19,480,139)          475,353,405
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                         400,034      23,361,718       (35,626,722)       (6,058,333)          122,573,178
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     133,808,454      99,811,011      (717,624,386)      340,768,328         1,093,429,837
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                      28,232,215       4,925,773       (43,133,769)       70,619,050           235,410,674
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                       1,568,435        (708,999)          876,966         2,253,321            32,908,277
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      32,241,669      15,128,609      (126,023,034)      127,925,797           362,723,120
Annuity contracts in payment
  period                                                                                                         689,393
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      91,464,664      61,024,670      (375,020,881)      169,190,829         1,136,307,574
Annuity contracts in payment
  period                                                                                                         752,858
JANUS TWENTY FUND
Annuity contracts in payment
  period                                    (1)           (489)              (36)            1,071                     0
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                        (138,792)     (1,374,436)       (3,710,968)            5,130            11,586,115
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                        (115,114)     (2,002,246)        4,524,862        (2,219,822)           16,508,469
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                          26,933          20,170           230,740         3,897,679               684,196
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                       1,974,588         971,295        (3,945,771)       45,386,552             5,871,877
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                         266,497        (125,516)          (84,378)        2,461,306             3,464,259
Annuity contracts in payment
  period                                                                                                          27,517

PERIOD ENDED DECEMBER 31, 2000

                                    Net Assets
                                 ---
                                        End
                                      of Year
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                         $2,449,768
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                         18,191,519
FIDELITY INVESTMENTS VARIABLE I
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                         23,730,253
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                        420,901,510
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                        104,649,875
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                        950,193,244
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                        296,053,943
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                         36,898,000
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                        411,767,617
Annuity contracts in payment
  period                                  917,937
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      1,082,624,571
Annuity contracts in payment
  period                                1,095,143
JANUS TWENTY FUND
Annuity contracts in payment
  period                                      545
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                          6,367,049
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                         16,696,149
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                          4,859,718
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                         50,258,541
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                          5,987,840
Annuity contracts in payment
  period                                   21,845

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD ENDED DECEMBER 31, 2000
                                                                       Net                Net
                                                      Net           Change in     Increase (Decrease)      Net Assets
                                      Net           Realized       Unrealized        in Net Assets                  -----
                                   Investment     Gain (Loss)      Gain (Loss)         from Unit           Beginning
                                 Income (Loss)   on Investments  on Investments      Transactions           of Year
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Annuity contracts in
  accumulation                     $38,147,438      $5,749,841      ($69,598,329)      $90,392,695          $226,770,707
Annuity contracts in payment
  period                                                                                                          36,974
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                         (37,932)     23,737,586      (203,087,500)        6,822,966           597,714,231
Annuity contracts in payment
  period                                                                                                          38,500
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      16,081,131       9,461,691       (39,062,464)       (7,714,809)          255,763,877
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      21,842,299     (15,668,306)      (60,686,735)      (17,427,634)          291,483,624
Annuity contracts in payment
  period                                                                                                               0
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                      18,361,154       7,768,474       (29,637,102)        5,277,763           243,032,240
Annuity contracts in payment
  period                                                                                                          62,930
TOTAL VARIABLE ANNUITY ACCOUNT
  C                              $1,296,974,423   $324,558,619   ($3,605,027,788)     $209,679,020       $15,463,100,152

PERIOD ENDED DECEMBER 31, 2000

                                    Net Assets
                                 ---
                                        End
                                      of Year
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES
Annuity contracts in
  accumulation                       $291,099,078
Annuity contracts in payment
  period                                  400,248
  PPI MFS EMERGING EQUITIES POR
Annuity contracts in
  accumulation                        425,020,833
Annuity contracts in payment
  period                                  167,018
  PPI MFS RESEARCH GROWTH PORTF
Annuity contracts in
  accumulation                        234,529,426
  PPI SCUDDER INTERNATIONAL GRO
Annuity contracts in
  accumulation                        219,533,810
Annuity contracts in payment
  period                                    9,438
  PPI T. ROWE PRICE GROWTH EQUI
Annuity contracts in
  accumulation                        244,707,197
Annuity contracts in payment
  period                                  158,262
TOTAL VARIABLE ANNUITY ACCOUNT
  C                               $13,689,284,426

(1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net
                                                    Net          Change in
                                    Net           Realized       Unrealized
                                 Investment     Gain (Loss)     Gain (Loss)
                               Income (Loss)   on Investments  on Investments

AETNA ASCENT VP
Annuity contracts in
  accumulation                    $4,484,625      $3,126,744      $2,132,558
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                   118,239,538      37,431,264     (42,591,986)
Annuity contracts in payment
  period
AETNA BOND VP
Annuity contracts in
  accumulation                    16,461,643       1,046,894     (24,239,538)
Annuity contracts in payment
  period
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                     3,308,843       1,917,397         531,876
Annuity contracts in payment
  period
AETNA GET FUND, SERIES B
Annuity contracts in
  accumulation                    19,358,523     (12,039,286)     (6,591,127)
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    47,270,301      19,146,788     (33,331,150)
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                     3,201,347       1,995,462      25,614,792
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                       184,959          90,964      10,381,800
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                        56,051           5,862       1,305,419
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                          (453)              0           2,236
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                 1,020,531,624     147,882,214    (270,740,512)
Annuity contracts in payment
  period
AETNA GROWTH VP
Annuity contracts in
  accumulation                     5,660,733       3,300,255      24,309,959
Annuity contracts in payment
  period
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                       216,022         (90,872)         (8,453)
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                        48,545         (79,227)         (3,880)
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                    15,724,982       6,079,736      55,890,076
Annuity contracts in payment
  period
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                       962,713         414,344        (273,056)
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                       (57,013)        502,554         276,131

YEAR ENDED DECEMBER 31, 1999
                                       Net
                               Increase (Decrease)             Net Assets
                                  in Net Assets                ----------
                                    from Unit          Beginning           End
                                  Transactions          of Year          of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                     ($13,863,249)        $86,000,256      $81,880,934
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                     (131,531,827)        982,574,403      958,810,376
Annuity contracts in payment
  period                                                 29,218,792       34,529,808
AETNA BOND VP
Annuity contracts in
  accumulation                      (59,574,107)        377,693,504      312,007,882
Annuity contracts in payment
  period                                                  6,384,037        5,764,551
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      (12,384,759)         74,028,644       67,400,270
Annuity contracts in payment
  period                                                     71,489           73,220
AETNA GET FUND, SERIES B
Annuity contracts in
  accumulation                      (60,309,287)         59,581,177                0
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                      (60,859,707)        198,180,953      170,407,185
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                      169,649,573         270,980,130      471,441,304
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                      147,163,657                   0      157,821,380
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                       44,301,023                   0       45,668,355
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                        1,780,802                   0        1,782,585
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                     (946,107,352)      5,846,282,205    5,753,192,035
Annuity contracts in payment
  period                                                328,867,005      373,523,149
AETNA GROWTH VP
Annuity contracts in
  accumulation                       47,381,121          64,734,239      145,431,206
Annuity contracts in payment
  period                                                    116,487           71,588
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                          816,418           1,244,378        2,177,493
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                         (391,345)          1,425,611          999,704
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                      158,281,330         238,578,749      473,757,587
Annuity contracts in payment
  period                                                    437,343        1,234,629
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                        3,990,282           4,116,477        9,210,760
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                        2,602,681           4,953,155        8,277,508

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net
                                                    Net          Change in
                                    Net           Realized       Unrealized
                                 Investment     Gain (Loss)     Gain (Loss)
                               Income (Loss)   on Investments  on Investments
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                      $506,421        $274,738      $1,218,868
AETNA LEGACY VP
Annuity contracts in
  accumulation                     1,926,317         581,133          36,729
Annuity contracts in payment
  period
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                     8,294,242       3,567,509      (1,354,469)
Annuity contracts in payment
  period
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                        75,050        (233,415)         37,873
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                       217,851         496,621      13,504,421
Annuity contracts in payment
  period
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                     1,269,847       1,776,481       2,281,833
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                        31,993         133,328         166,754
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                        50,560          15,298       1,220,016
  GROWTH FUND
Annuity contracts in
  accumulation                       144,013          14,730         497,930
  VALUE FUND
Annuity contracts in
  accumulation                       107,787          44,964         835,034
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                     5,750,754       2,809,577      (1,784,527)
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                     7,630,657      10,615,100      (7,600,032)
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    23,503,440       6,451,416      75,728,469
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                       124,194         (41,988)         34,123
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                       391,037         978,239       4,823,117
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                     1,657,402         869,135           1,190
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                     9,818,964      15,275,881      61,433,098

YEAR ENDED DECEMBER 31, 1999
                                       Net
                               Increase (Decrease)             Net Assets
                                  in Net Assets                ----------
                                    from Unit          Beginning           End
                                  Transactions          of Year          of Year
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                       $3,698,655          $2,016,027       $7,714,709
AETNA LEGACY VP
Annuity contracts in
  accumulation                      (12,977,974)         53,070,226       42,650,270
Annuity contracts in payment
  period                                                    261,063          247,224
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                       56,001,252         258,856,854      325,367,721
Annuity contracts in payment
  period                                                     83,117           80,784
AETNA REAL ESTATE SECURITIES
Annuity contracts in
  accumulation                          543,051           1,561,066        1,983,625
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                          734,295          47,966,985       62,919,038
Annuity contracts in payment
  period                                                      9,901           11,036
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                          526,409          28,785,139       34,639,709
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                        1,498,214                   0        1,830,289
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                        8,466,129                   0        9,752,003
  GROWTH FUND
Annuity contracts in
  accumulation                        4,044,040                   0        4,700,713
  VALUE FUND
Annuity contracts in
  accumulation                        7,550,284                   0        8,538,069
CALVERT SOCIAL BALANCED PORTF
Annuity contracts in
  accumulation                       (2,584,906)         63,901,407       68,092,305
FIDELITY INVESTMENTS VARIABLE
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                      (22,905,250)        226,201,287      213,941,762
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      104,243,427         230,408,503      440,335,255
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                          146,104           1,611,556        1,873,989
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                        1,026,570          14,814,602       22,033,565
FIDELITY INVESTMENTS VARIABLE
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                       (1,496,641)         26,699,659       27,730,745
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                       28,744,136         360,081,326      475,353,405

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net
                                                    Net          Change in
                                    Net           Realized       Unrealized
                                 Investment     Gain (Loss)     Gain (Loss)
                               Income (Loss)   on Investments  on Investments
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                      $221,114     $10,243,611      $8,479,708
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    13,303,149      18,380,825     490,048,109
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                     2,407,967       2,695,537      33,691,755
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                     1,905,340         102,768      (1,858,291)
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (878,661)      4,203,879      85,432,344
Annuity contracts in payment
  period
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    (7,230,405)     28,651,722     399,415,491
Annuity contracts in payment
  period
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                       (38,024)        920,198       4,929,162
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                      (100,558)     (1,949,728)      4,103,785
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                        21,607           9,440         (22,187)
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND/VA (1)
Annuity contracts in
  accumulation                        32,268         233,178       1,327,431
  STRATEGIC BOND FUND/VA (2)
Annuity contracts in
  accumulation                       124,247         (40,619)        (26,322)
Annuity contracts in payment
  period
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                      (459,744)     19,466,353     177,745,248
Annuity contracts in payment
  period
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    (2,267,821)     10,075,588      40,977,917
  PPI MFS VALUE EQUITY PORTFOLIO
Annuity contracts in
  accumulation                     2,847,222       6,015,052      62,469,848
Annuity contracts in payment
  period
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     6,448,822      59,250,743      42,048,531

YEAR ENDED DECEMBER 31, 1999
                                       Net
                               Increase (Decrease)             Net Assets
                                  in Net Assets                ----------
                                    from Unit          Beginning           End
                                  Transactions          of Year          of Year
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                      $10,276,427         $93,352,318     $122,573,178
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      279,468,672         292,229,082    1,093,429,837
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                      101,738,423          94,876,992      235,410,674
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                          257,212          32,501,248       32,908,277
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      141,722,099         132,697,360      362,723,120
Annuity contracts in payment
  period                                                    235,492          689,393
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      100,021,912         615,835,740    1,136,307,574
Annuity contracts in payment
  period                                                    365,972          752,858
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                        1,680,324           4,094,455       11,586,115
  NATURAL RESOURCES TRUST FUN
Annuity contracts in
  accumulation                       (5,286,357)         19,741,327       16,508,469
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                          289,569             385,767          684,196
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND/VA (
Annuity contracts in
  accumulation                        3,302,879             976,121        5,871,877
  STRATEGIC BOND FUND/VA (2)
Annuity contracts in
  accumulation                        1,177,371           2,253,578        3,464,259
Annuity contracts in payment
  period                                                      3,521           27,517
PORTFOLIO PARTNERS, INC. (PPI
  PPI MFS EMERGING EQUITIES P
Annuity contracts in
  accumulation                      (33,182,887)        434,156,330      597,714,231
Annuity contracts in payment
  period                                                     27,431           38,500
  PPI MFS RESEARCH GROWTH POR
Annuity contracts in
  accumulation                      (35,109,323)        242,087,516      255,763,877
  PPI MFS VALUE EQUITY PORTFO
Annuity contracts in
  accumulation                        4,623,083         150,852,476      226,770,707
Annuity contracts in payment
  period                                                          0           36,974
  PPI SCUDDER INTERNATIONAL G
Annuity contracts in
  accumulation                      (18,230,281)        201,965,809      291,483,624

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net
                                                    Net          Change in
                                    Net           Realized       Unrealized
                                 Investment     Gain (Loss)     Gain (Loss)
                               Income (Loss)   on Investments  on Investments
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                    $2,793,773      $9,179,295     $31,045,275
Annuity contracts in payment
  period
TOTAL VARIABLE ANNUITY
  ACCOUNT C                    $1,336,283,808   $421,797,682   $1,273,553,376

YEAR ENDED DECEMBER 31, 1999
                                       Net
                               Increase (Decrease)             Net Assets
                                  in Net Assets                ----------
                                    from Unit          Beginning           End
                                  Transactions          of Year          of Year
  PPI T. ROWE PRICE GROWTH EQ
Annuity contracts in
  accumulation                     ($15,852,163)       $215,872,943     $243,032,240
Annuity contracts in payment
  period                                                     56,047           62,930
TOTAL VARIABLE ANNUITY
  ACCOUNT C                          $5,100,009     $12,426,365,277  $15,463,100,152

(1) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(2) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund's name changed to Oppenheimer Strategic Bond Fund/VA.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Aetna Life Insurance and Annuity Company and Contract Owners of Variable Annuity Account C:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the condensed financial information for the year ended December 31, 2000. These financial statements and the condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the condensed financial information for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
Hartford, Connecticut
February 2, 2001

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Independent Auditors' Report......................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the One
       Month Ended December 31, 2000, the Eleven
       Months Ended November 30, 2000 and for the
       Years Ended December 31, 1999 and 1998.....   F-3

    Consolidated Balance Sheets as of
       December 31, 2000 and 1999.................   F-4

    Consolidated Statements of Changes in
       Shareholder's Equity for the One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the Years
       Ended December 31, 1999 and 1998...........   F-5

    Consolidated Statements of Cash Flows for the
       One Month Ended December 31, 2000, the
       Eleven Months Ended November 30, 2000 and
       for the Years Ended December 31, 1999 and
       1998.......................................   F-6

    Notes to Consolidated Financial Statements....   F-7

                          INDEPENDENT AUDITORS' REPORT

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 2000 ("Successor Company") and December 31, 1999 ("Preacquisition Company"), and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the years ended December 31, 1999 and 1998 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1999, and the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the years ended December 31, 1999 and 1998, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Revenue:
  Premiums                                               $ 16.5           $  137.7         $  107.5         $   79.4
  Charges assessed against policyholders                   36.4              424.6            388.3            324.3
  Net investment income                                    78.6              833.8            886.3            871.8
  Net realized capital (losses) gains                       1.8              (37.2)           (21.5)            10.4
  Other income                                             13.4              148.7            129.7            100.2
                                                         ------           --------         --------         --------
      Total revenue                                       146.7            1,507.6          1,490.3          1,386.1
                                                         ------           --------         --------         --------
Benefits and expenses:
  Current and future benefits                              68.9              726.7            746.2            714.4
  Operating expenses:
    Salaries and related benefits                          29.9              187.5            153.0            141.0
    Other                                                  19.2              227.1            213.7            199.6
  Amortization of deferred policy acquisition costs
    and value of business acquired                         10.2              116.7            104.9             91.2
                                                         ------           --------         --------         --------
      Total benefits and expenses                         128.2            1,258.0          1,217.8          1,146.2
                                                         ------           --------         --------         --------

Income from continuing operations before income
  taxes                                                    18.5              249.6            272.5            239.9
Income taxes                                                5.9               78.1             90.6             67.1
                                                         ------           --------         --------         --------

Income from continuing operations                          12.6              171.5            181.9            172.8
Discontinued operations, net of tax:
  Income from operations                                     --                 --               --             61.8
  Amortization of deferred gain on sale                      --                5.7              5.7               --
  Immediate gain on sale                                     --                 --               --             59.0
                                                         ------           --------         --------         --------

Net income                                               $ 12.6           $  177.2         $  187.6         $  293.6
                                                         ======           ========         ========         ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                                                  December 31,       December 31,
                                                                      2000               1999
                                                                  -------------      -------------
                           ASSETS
Investments:
  Debt securities available for sale, at fair value
    (amortized cost: $11,120.0 and $11,657.9)                       $11,244.7          $11,410.1
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost: $109.0 and $134.7)             100.7              130.9
    Investment in affiliated mutual funds (cost: $9.6 and
      $63.5)                                                             12.7               64.1
    Common stock (cost: $2.2 and $6.7)                                    3.5               11.5
  Short-term investments                                                109.4               74.2
  Mortgage loans                                                          4.6                6.7
  Policy loans                                                          339.3              314.0
  Other investments                                                      13.4               13.2
  Securities pledged to creditors (amortized cost: $126.8)              129.0                 --
                                                                    ---------          ---------
        Total investments                                            11,957.3           12,024.7
Cash and cash equivalents                                               796.3              694.4
Short-term investments under securities loan agreement                  131.8              238.8
Accrued investment income                                               147.2              150.7
Premiums due and other receivables                                       82.9              298.3
Reinsurance recoverable                                               3,005.8            3,001.2
Current income taxes                                                     40.6                 --
Deferred income taxes                                                      --              150.4
Deferred policy acquisition costs                                        12.3            1,046.4
Value of business acquired                                            1,780.9                 --
Goodwill                                                              2,297.4                 --
Other assets                                                            154.7               96.5
Separate Accounts assets                                             36,745.8           38,692.6
                                                                    ---------          ---------
        Total assets                                                $57,153.0          $56,394.0
                                                                    =========          =========
            LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                            $ 3,977.7          $ 3,850.4
  Unpaid claims and claim expenses                                       29.6               27.3
  Policyholders' funds left with the Company                         11,125.6           11,121.7
                                                                    ---------          ---------
        Total insurance reserve liabilities                          15,132.9           14,999.4
  Payables under securities loan agreement                              131.8              238.8
  Current income taxes                                                     --               14.7
  Deferred income taxes                                                 248.0                 --
  Other liabilities                                                     549.9            1,062.8
  Separate Accounts liabilities                                      36,745.8           38,692.6
                                                                    ---------          ---------
        Total liabilities                                            52,808.4           55,008.3
                                                                    ---------          ---------
Shareholder's equity:
  Common stock, par value $50 (100,000 shares authorized;
    55,000 shares issued and outstanding)                                 2.8                2.8
  Paid-in capital                                                     4,303.8              431.9
  Accumulated other comprehensive gain (loss)                            25.4              (44.8)
  Retained earnings                                                      12.6              995.8
                                                                    ---------          ---------
        Total shareholder's equity                                    4,344.6            1,385.7
                                                                    ---------          ---------
          Total liabilities and shareholder's equity                $57,153.0          $56,394.0
                                                                    =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Shareholder's equity, beginning of period               $4,313.4          $1,385.7         $1,394.5         $1,853.3

Comprehensive income:
  Net income                                                12.6             177.2            187.6            293.6
  Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities
      ($28.7, $79.4, ($230.2), $18.2 pretax) (1)            18.6              51.6           (149.6)            11.9
                                                        --------          --------         --------         --------
Total comprehensive income                                  31.2             228.8             38.0            305.5
                                                        --------          --------         --------         --------

Capital contributions:
  Cash                                                        --              73.5               --              9.3
  Assets                                                      --              56.0               --               --
                                                        --------          --------         --------         --------
Total capital contributions                                   --             129.5               --              9.3
                                                        --------          --------         --------         --------

Other changes                                                 --               0.8              2.9              2.4
                                                        --------          --------         --------         --------

Common stock dividends                                        --             (10.1)           (49.7)          (776.0)
                                                        --------          --------         --------         --------

Adjustment for purchase accounting                            --           2,578.7               --               --
                                                        --------          --------         --------         --------

Shareholder's equity, end of period                     $4,344.6          $4,313.4         $1,385.7         $1,394.5
                                                        ========          ========         ========         ========

(1) Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                                                Preacquisition
                                                                              ---------------------------------------------------
                                                             One month        Eleven months
                                                               ended              ended           Year ended         Year ended
                                                           December 31,       November 30,       December 31,       December 31,
                                                               2000               2000               1999               1998
                                                           -------------      -------------      -------------      -------------
Cash Flows from Operating Activities:
Net income                                                    $  12.6          $    177.2          $   187.6          $   293.6
Adjustments to reconcile net income to net cash (used
  for) provided by operating activities:
  Net accretion of discount on investments                       (2.7)              (32.6)             (26.5)             (29.5)
  Amortization of deferred gain on sale                            --                (5.7)              (5.7)               0.0
  Immediate gain on sale                                           --                  --                 --              (59.0)
  Net realized capital gains (losses)                            (1.8)               37.2               21.5              (11.1)
  Changes in assets and liabilities:
    Decrease (increase) in accrued investment income              6.6                (3.1)               0.9               11.4
    Decrease (increase) in premiums due and other
      receivables                                                31.1               (23.7)              23.3              (24.0)
    Decrease (increase) in policy loans                           0.1               (25.4)             (21.8)             177.4
    Increase in deferred policy acquisition costs/value
      of business acquired                                      (12.2)             (136.6)            (153.3)            (132.8)
    Decrease in reinsurance loan to affilitate                     --                  --                 --              397.2
    Net (decrease) increase in universal life account
      balances                                                   (3.8)               23.8               55.7              122.9
    (Decrease) increase in other insurance reserve
      liabilities                                                (5.3)               85.6              (28.6)             (41.8)
    Increase (decrease) in other liabilities and other
      assets                                                    103.9               (75.2)             (42.5)             (35.3)
    (Decrease) increase in income taxes                         (14.3)               23.1             (259.8)             106.5
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) operating activities            114.2                44.6             (249.2)             775.5
                                                              -------          ----------          ---------          ---------
Cash Flows from Investing Activities:
  Proceeds from sales of fixed maturities
    Debt securities available for sale                          233.0            10,083.2            5,890.1            6,790.2
    Equity securities                                             1.5               118.4              111.2              150.1
    Mortgage loans                                                0.1                 2.1                6.1                0.3
    Life Business                                                  --                  --                 --              966.5
  Investment maturities and collections of:
    Debt securities available for sale                           53.7               573.1            1,216.5            1,296.3
    Short-term investments                                        0.4                59.9               80.6              135.3
  Cost of investment purchases in:
    Debt securities available for sale                         (230.7)          (10,505.5)          (7,099.7)          (6,706.4)
    Equity securities                                           (27.8)              (17.6)             (13.0)            (125.7)
    Short-term investments                                      (10.0)             (113.1)            (106.0)             (83.9)
  Decrease (increase) in property and equipment                   1.9                 5.4               (5.7)
  Other, net                                                      0.3                (4.0)               3.7           (2,725.9)
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) investing activities             22.4               201.9               83.8             (312.2)
                                                              -------          ----------          ---------          ---------
Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts       164.2             1,529.7            2,040.2            1,571.1
  Withdrawals of investment contracts                          (156.3)           (1,832.6)          (1,680.8)          (1,393.1)
  Capital contribution from HOLDCO                                 --                73.5                 --                9.3
  Return of capital to Separate Account                            --                  --                 --                1.7
  Dividends paid to shareholder                                    --               (10.1)            (255.7)            (570.0)
  Other, net                                                    (73.6)               22.0              126.7              (34.3)
                                                              -------          ----------          ---------          ---------
Net cash (used for) provided by financing activities            (65.7)             (217.5)             230.4             (415.3)
                                                              -------          ----------          ---------          ---------
Net increase in cash and cash equivalents                        70.9                29.0               65.0               48.0
Effect of exchange rate changes on cash and cash
  equivalents                                                      --                 2.0                 --                 --
Cash and cash equivalents, beginning of period                  725.4               694.4              629.4              581.4
                                                              -------          ----------          ---------          ---------
Cash and cash equivalents, end of period                      $ 796.3          $    725.4          $   694.4          $   629.4
                                                              =======          ==========          =========          =========
Supplemental cash flow information:
Income taxes paid, net                                        $  20.3          $     39.9          $   316.9          $    60.9
                                                              =======          ==========          =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc., an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition has been accounted for as of November 30, 2000 using the purchase method. The application of the purchase method, including the recognition of goodwill, is being pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. The allocation of the purchase price to assets and liabilities is subject to further refinement.

    The net increase to assets reflects the write off of deferred acquisition costs of $1,183.0 million, which was the balance as of November 30, 2000, the establishment of value of business acquired of $1,780.9, an increase to other assets of $6.0 million and a decrease of $12.0 million in current income taxes. The increase to other assets reflects the write down of certain fixed assets and capitalized software costs resulting from conforming accounting policies, the establishment of a favorable lease asset and the reclassification of certain pension assets (previously reflected in other liabilities). The balances in other assets and current income taxes prior to push down accounting were $148.7 million and $52.6 million, respectively.

    The net increase to liabilities reflects an increase to insurance reserves of $60.0 million representing the revaluation of the reserves using current assumptions, an increase to deferred tax liabilities of $266.4 million primarily representing the deferred tax effect of the purchase accounting adjustments and a decrease to other liabilities of $15.8 million. The decrease in other liabilities includes the write-off of the deferred gain related to the sale of the individual life insurance business (refer to Note
    3) partially offset by the establishment of a severance liability and the revaluation of certain benefit plan liabilities. The balances in insurance reserves and other liabilities prior to push down accounting were $15,072.9 million and $565.7 million. With respect to deferred taxes, prior to push down accounting, the Company had a deferred tax asset of $18.4 million. As a result of the application of push down accounting, retained earnings immediately prior to the sale was reclassified to paid-in capital.

    Additionally, the Company established goodwill of $2.3 billion. Goodwill is being amortized over a period of 40 years.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    Financial Products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, nonqualified annuity contracts and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ALIAC and nonaffiliated mutual funds), variable and fixed investment options. Financial Products also include investment advisory services and pension plan administrative services.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the Aetna Series Fund Inc.; distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ALIAC and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V.

    (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 1999 and 1998 financial information to conform to the 2000 presentation.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

    In September 2000, the Financial Accounting Standard Board ("FASB") issued Financial Accounting Standard ("FAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which replaces FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This standard revises the accounting for securitizations, other financial asset transfers and collateral associated with securities lending transactions and requires certain additional disclosures. FAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. However, for recognition and disclosure of collateral and for additional disclosures related to securitization transactions, FAS No. 140 was effective for the Company's December 31, 2000 financial statements. With respect to the provisions effective December 31, 2000, the Company reclassified debt securities on loan to other institutions from "Debt Securities" to "Securities Pledged to Creditors" on the Company's Consolidated Balance Sheet. The Company does not expect the adoption of those provisions effective after March 31, 2001 to have a material effect on its financial position or results of operations (Refer to Note 4).

    DEPOSIT ACCOUNTING: ACCOUNTING FOR INSURANCE AND REINSURANCE CONTRACTS THAT DO NOT TRANSFER INSURANCE RISK

    On January 1, 2000, the Company adopted Statement of Position 98-7, Deposit
    Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, issued by the American Institute of Certified Public Accountants. This statement provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. The adoption of this standard had no impact on the Company's financial position or results of operations.

    FUTURE APPLICATION OF ACCOUNTING STANDARDS

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This June 2000, further guidance related to accounting for derivative instruments and hedging activities was provided when the FASB issued FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment of FASB Statement No. 133. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact to the Company, of the adoption of this standard, as amended, will not have a material effect on the Company's financial position or results of operations.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

    Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience-rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities are recorded on the trade date. Sales of mortgage loans are recorded on the closing date.

    Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the balance sheet as "Securities pledged to creditors", which includes the following:

                                                               Gross         Gross
   December 31, 2000                           Amortized     Unrealized    Unrealized      Fair
   (Millions)                                     Cost         Gains         Losses       Value
   ----------------------------------------------------------------------------------------------
   Debt securities                               $124.5         $5.3          $3.1        $126.7

   Short-term investments                           2.3           --            --           2.3
   ----------------------------------------------------------------------------------------------
   Total securities pledged to creditors         $126.8         $5.3          $3.1        $129.0
   ----------------------------------------------------------------------------------------------

    At December 31, 1999, the Company had securities pledged to creditors with a fair value of approximately $232.5 million reflected as debt securities.

    The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds by the Company, and is carried at fair value.

    Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to Note 5). Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.

    Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, is amortized on a straight-line basis over 40 years.

    The Company regularly evaluates the recoverability of goodwill. The carrying value of goodwill would be reduced through a direct write-off, if, in management's judgement, it was probable that projected future operating income (before amortization of goodwill) would not be sufficient on an undiscounted basis to recover the carrying value. Operating earnings considered in such an analysis are those of the entity acquired, if separately identifiable, or the business segment that acquired the entity if the entity's earnings are not separately identifiable.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Refer to "Principles of Consolidation" within Note 1 for related discussions regarding the application of the purchase method to deferred policy acquisition costs.

    VALUE OF BUSINESS ACQUIRED

    Value of business acquired ("VOBA") is an asset and represents the present value ofestimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts).

    VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset. The estimated amount of VOBA to be amortized, net of interest, over the next five years is $104.3 million, $112.6 million, $114.3 million, $110.8 million and $106.3 million for the years 2001, 2002, 2003, 2004 and 2005, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payouts contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant

    Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2000 and 1999, unrealized gains of $9.5 million and unrealized losses of $8.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.8% to 14.0% in 2000 and 3.7% to 12.0% in 1999.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 2000 and 1999, $2,991 million and $2,989 million, respectively, is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business. (Refer to Note 3).

    INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. Subsequent to December 13, 2000 the Company will file a consolidated return with AICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/ benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of

    AIS is acting as underwriter for ALIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the Aetna Series Fund, Inc. and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

3.  DISCONTINUED OPERATIONS-INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million and $5.2 million (after tax) of the deferred gain was recognized during 2000 and 1999, respectively. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off. (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Revenues for the individual life segment were $652.2 million for 1998. Premiums ceded and reinsurance recoveries made in 2000 totaled $419.1 million and $416.1 million, respectively, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   2000 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $   920.8       $ 34.3        $  2.1      $   953.0
   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 282.2         13.8           6.2          289.8
       Financial                               1,753.1         33.8          21.2        1,765.7
       Transportation/capital goods              660.2         21.4          11.3          670.3
       Health care/consumer products             758.9         16.2          27.9          747.2
       Natural resources                         499.3          7.6          15.6          491.3
       Other corporate securities                972.0          7.1          52.3          926.8
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,925.7         99.9         134.5        4,891.1
   ---------------------------------------------------------------------------------------------

   Foreign securities:
       Government, including political
         subdivisions                            384.7         23.9           4.3          404.3
       Utilities                                 122.9         18.6            --          141.5
       Other                                      31.2           --           9.3           21.9
   ---------------------------------------------------------------------------------------------
     Total foreign securities                    538.8         42.5          13.6          567.7
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,390.3         37.1           4.1        1,423.3
       Collateralized mortgage obligations     1,606.6         61.2           7.1        1,660.7
   ---------------------------------------------------------------------------------------------
   Total residential mortgage-backed
     securities                                2,996.9         98.3          11.2        3,084.0
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,108.3         27.5          24.2        1,111.6

   Other asset-backed securities                 753.7         13.4           3.4          763.7
   ---------------------------------------------------------------------------------------------
   Total debt securities, including debt
     securities pledged to creditors          11,244.5        315.9         189.0       11,371.4

   Less: Debt securities pledged to
     creditors                                   124.5          5.3           3.1          126.7
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,120.0       $310.6        $185.9      $11,244.7
   =============================================================================================

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   1999 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $ 1,087.2       $  4.6        $ 22.1      $ 1,069.7

   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 514.5          5.6          12.7          507.4
       Financial                               1,869.8          8.2          44.7        1,833.3
       Transportation/capital goods              623.4           .9          39.0          585.3
       Health care/consumer products           1,138.7          9.3          51.3        1,096.7
       Natural resources                         424.6          1.3          15.4          410.5
       Other corporate securities                214.0          1.0          14.9          200.1
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,785.0         26.3         178.0        4,633.3
   ---------------------------------------------------------------------------------------------
   Foreign securities:
       Government, including political
         subdivisions                            364.6         17.1          11.9          369.8
       Utilities                                 196.4          7.3            .4          203.3
       Other                                     748.2          8.9          34.3          722.8
   ---------------------------------------------------------------------------------------------
     Total foreign securities                  1,309.2         33.3          46.6        1,295.9
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,055.9         19.8          17.6        1,058.1
       Collateralized mortgage obligations     1,683.1         25.1          37.7        1,670.5
   ---------------------------------------------------------------------------------------------
     Total residential mortgage-backed
       securities                              2,739.0         44.9          55.3        2,728.6
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,031.5          3.4          48.7          986.2

   Other asset-backed securities                 705.7          0.3           9.9          696.1
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,657.9       $112.8        $360.6      $11,410.1
   =============================================================================================

    At December 31, 2000 and 1999, net unrealized appreciation (depreciation) of $126.9 million and $(247.8) million, respectively, on available-for-sale debt securities including debt securities pledged to creditors, herein after referred to as "total debt securities", included $92.9 million and $(189.7) million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.

    The amortized cost and fair value of total debt securities for the year ended December 31, 2000 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                   Amortized            Fair
   (Millions)                                         Cost              Value
   ----------------------------------------------------------------------------
   Due to mature:
     One year or less                              $   405.4          $   405.9
     After one year through five years               2,272.8            2,299.2
     After five years through ten years              1,754.3            1,731.5
     After ten years                                 1,953.1            1,975.6
     Mortgage-backed securities                      4,105.2            4,195.5
     Other asset-backed securities                     753.7              763.7
   ----------------------------------------------------------------------------
   Less: Debt securities pledged to creditors          124.5              126.7
   ============================================================================
   Debt securities                                 $11,120.0          $11,244.7
   ============================================================================

    At December 31, 2000 and 1999, debt securities carried at fair value of $8.6 million and $8.7 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2000.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                        2000                          1999
                                              ------------------------      ------------------------
                                              Amortized         Fair        Amortized         Fair
   (Millions)                                    Cost          Value           Cost          Value
   -------------------------------------------------------------------------------------------------
   Total residential CMOs (1)                  $1,606.6       $1,660.7       $1,683.1       $1,670.5
   =================================================================================================
   Percentage of total:
     Supporting experience rated products                         80.6%                         80.7%
     Supporting remaining products                                19.4%                         19.3%
   -------------------------------------------------------------------------------------------------
                                                                 100.0%                        100.0%
   =================================================================================================

                  (1)   At December 31, 2000 and 1999, approximately 84% and 81%,
                        respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMO's that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2000 and 1999, approximately 2% and 1%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                        2000                       1999
   -----------------------------------------------------------------------------------
   Amortized Cost                                   $120.8                     $204.9
   Gross unrealized gains                              6.0                       12.5
   Gross unrealized losses                             9.9                       10.9
   -----------------------------------------------------------------------------------
   Fair Value                                       $116.9                     $206.5
   ===================================================================================

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                         2000                         1999
                                                -----------------------      -----------------------
                                                Carrying         Fair        Carrying         Fair
   (Millions)                                     Value         Value          Value         Value
   -------------------------------------------------------------------------------------------------
   Assets:
     Mortgage loans                             $     4.6      $    4.5      $     6.7      $    6.8
   Liabilities:
     Investment contract liabilities:
       With a fixed maturity                      1,041.0         982.3        1,055.3         991.0
       Without a fixed maturity                  10,084.6       9,549.9       10,066.4       9,452.8
   -------------------------------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    OFF-BALANCE-SHEET AND OTHER FINANCIAL INSTRUMENTS

    FUTURES CONTRACTS:

    Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively. There were no open treasury futures at December 31, 2000 and 1999.

    WARRANTS:

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2000 were both $0.3 million. The carrying values and estimated fair values at December 31, 1999 were both $6.5 million.

    OPTIONS:

    As of December 31, 2000 and 1999, the Company earned $1.1 million and $0.4 million respectively, of investment income for writing call options on underlying securities. At December 31, 2000 and 1999, there were no option contracts outstanding.

    DEBT INSTRUMENTS WITH DERIVATIVE CHARACTERISTICS:

    The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 2000 was as follows:

                                                     Amortized                 Fair
   (Millions)                                           Cost                  Value
   ----------------------------------------------------------------------------------
   Residential collateralized mortgage
     obligations                                      $1,606.6               $1,660.7
     Principal-only strips (included above)               28.1                   32.1
     Interest-only strips (included above)                 8.2                    9.7
   Other structured securities with derivative
     characteristics (1)                                  51.5                   51.5
   ----------------------------------------------------------------------------------

                  (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                   One month      Eleven months
                                                     ended            ended         Year ended       Year ended
                                                 December 31,     November 30,     December 31,     December 31,
   (Millions)                                        2000             2000             1999             1998
   --------------------------------------------------------------------------------------------------------------
   Debt securities                                   $70.3           $768.9           $823.3           $798.8
   Nonredeemable preferred stock                       1.8              9.5             17.1             18.4
   Investment in affiliated mutual funds               0.5              2.1              2.4              6.6
   Mortgage loans                                      0.1              0.5              1.1              0.6
   Policy loans                                        0.7              7.9              7.7              7.2
   Cash equivalents                                    4.4             50.3             39.0             46.1
   Other                                               2.6             13.1             15.3             15.5
   --------------------------------------------------------------------------------------------------------------
   Gross investment income                            80.4            852.3            905.9            893.2
   Less: investment expenses                          (1.8)           (18.5)           (19.6)           (21.4)
   --------------------------------------------------------------------------------------------------------------
   Net investment income                             $78.6           $833.8           $886.3           $871.8
   ==============================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and $659.6 million and $655.6 million for the years ended December 31, 1999 and 1998, respectively. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million, $255.7 million and $570.0 million in cash dividends to HOLDCO in 2000, 1999 and 1998, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. Of the $776.0 million dividends paid or accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $100.6 million, $133.9 million and $148.1 million for the years ended December 31, 2000, 1999 and 1998, respectively. Statutory capital and surplus was $931.1 million and $844.9 million as of December 31, 2000 and 1999, respectively.

    As of December 31, 2000, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company is required to implement statutory accounting changes ratified by the NAIC and state insurance departments ("Codification"). The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 is estimated to be an increase of $27.4 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

    Net realized capital gains (losses) on investments were as follows:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Debt securities                         $1.2           $(36.3)         $(23.6)          $ 7.4
Equity securities                        0.6             (0.9)            2.1             3.0
-------------------------------------------------------------------------------------------------
Pretax realized capital gains
 (losses)                               $1.8           $(37.2)         $(21.5)          $10.4
=================================================================================================
After-tax realized capital gains
 (losses)                               $1.3           $(24.3)         $(14.0)          $ 7.3
=================================================================================================

    Net realized capital (losses) gains of $(16.8) million, $(36.7) million and $15.0 million for 2000, 1999 and 1998, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $45.1 million and $68.5 million at December 31, 2000 and 1999, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                               One month        Eleven months
                                 ended              ended           Year ended         Year ended
                             December 31,       November 30,       December 31,       December 31,
   (Millions)                    2000               2000               1999               1998
   ------------------------------------------------------------------------------------------------
   Proceeds on sales            $233.0            $10,083.2          $5,890.1           $6,790.2
   Gross gains                     1.4                  2.5              10.5               98.8
   Gross losses                     --                 39.0              34.1               91.4
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors, excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                           2000                1999                1998
   ---------------------------------------------------------------------------------------------------
   Debt securities                                     $ 92.1             $(199.2)             $ 18.9
   Equity securities                                     (5.5)               (3.4)              (16.1)
   Other                                                 21.5               (27.6)               15.4
   ---------------------------------------------------------------------------------------------------
       Subtotal                                         108.1              (230.2)               18.2
   Increase (decrease) in deferred income taxes
     (Refer to Note 10)                                  37.9               (80.6)                6.3
   ---------------------------------------------------------------------------------------------------
   Net changes in accumulated other comprehensive
     income (loss)                                     $ 70.2             $(149.6)             $ 11.9
   ===================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $92.9 million and $(189.7) million at December 31, 2000 and 1999, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive (loss) income, which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                                             2000                1999                1998
   -----------------------------------------------------------------------------------------------------
   Total debt securities:
     Gross unrealized capital gains                      $ 78.5              $ 18.6              $157.3
     Gross unrealized capital losses                      (44.5)              (76.7)              (16.2)
   -----------------------------------------------------------------------------------------------------
                                                           34.0               (58.1)              141.1
   -----------------------------------------------------------------------------------------------------
   Equity securities:
     Gross unrealized capital gains                         6.0                12.5                13.1
     Gross unrealized capital losses                       (9.9)              (10.9)               (8.1)
   -----------------------------------------------------------------------------------------------------
                                                           (3.9)                1.6                 5.0
   -----------------------------------------------------------------------------------------------------
   Other:
     Gross unrealized capital gains                        15.0                 1.3                17.1
     Gross unrealized capital losses                       (5.9)              (13.7)               (1.8)
   -----------------------------------------------------------------------------------------------------
                                                            9.1               (12.4)               15.3
   -----------------------------------------------------------------------------------------------------
   Deferred income taxes (Refer to Note 10)                13.8               (24.1)               56.6
   -----------------------------------------------------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                                       $ 25.4              $(44.8)             $104.8
   =====================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                              2000                1999                1998
   ------------------------------------------------------------------------------------------------------
   Unrealized holding gains (losses) arising
     during the year (1)                                  $70.1              $(146.3)             $38.3
   Less: reclassification adjustment for
     (losses) gains and other items included
     in net income (2)                                     (0.1)                 3.3               26.4
   ======================================================================================================
   Net unrealized gains (losses) on
     securities                                           $70.2              $(149.6)             $11.9
   ======================================================================================================

                  (1)   Pretax unrealized holding gains (losses) arising during the year were $108.0 million, $(225.2) million and $58.8 million for 2000, 1999 and 1998, respectively.
                  (2)   Pretax reclassification adjustments for (losses) gains and other items included in net income were $(0.1) million, $5.0 million and $40.6 million for 2000, 1999 and 1998,
                        respectively.

9.  SEVERANCE

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability of $10.7 million related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. The severance liability is based on a plan to eliminate approximately 175 positions (primarily in the retail annuity operations). The severance liability is reflected in other liabilities in the Consolidated Balance Sheets. Severance actions are expected to be substantially completed by December 31, 2001. No significant severance actions took place in 2000.

10. INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. For tax settlements related to tax periods ending on or prior to December 13, 2000, the purchase agreement between ING America Insurance Holdings, Inc. and the former Aetna provides for the settlement of balances owed by the Company based on an amount approximating the tax the Company would have incurred were it not a member of the consolidated group, and owed to the Company for the use of its tax saving attributes in the consolidated federal income tax return.

    Subsequent to December 13, 2000, as a result of the sale, the Company will be filing a consolidated return with AICA. The Company allocates to each member, an amount approximating the tax the member would have incurred were it not a member of the consolidated group, and credits the member for use of its tax saving attributes in the consolidated federal income tax return.

    Income taxes from continuing operations consist of the following:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Current taxes (benefits):
  Federal                               $ 9.4          $  5.3          $ 64.3          $ 257.9
  State                                   0.2             2.6             2.5              3.0
  Net realized capital (losses)
    gains                                 0.3           (11.5)          (20.1)            16.8
-------------------------------------------------------------------------------------------------
                                          9.9            (3.6)           46.7            277.7
-------------------------------------------------------------------------------------------------
Deferred taxes (benefits):
  Federal                                (4.3)           83.2            31.3           (196.7)
  Net realized capital gains
    (losses)                              0.3            (1.5)           12.6            (13.9)
-------------------------------------------------------------------------------------------------
                                         (4.0)           81.7            43.9           (210.6)
-------------------------------------------------------------------------------------------------
    Total                               $ 5.9          $ 78.1          $ 90.6          $  67.1
=================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                One month       Eleven months
                                                  ended             ended          Year ended        Year ended
                                              December 31,      November 30,      December 31,      December 31,
  (Millions)                                      2000              2000              1999              1998
  ----------------------------------------------------------------------------------------------------------------
  Income from continuing operations
    before
    income taxes                                 $ 18.5            $ 249.6           $ 272.5           $ 239.9
  Tax rate                                           35%                35%               35%               35%
  ----------------------------------------------------------------------------------------------------------------
  Application of the tax rate                       6.4               87.4              95.4              84.0
  Tax effect of:
    State income tax, net of federal
      benefit                                       0.1                1.7               1.6               2.0
    Excludable dividends                           (0.9)             (12.6)             (6.1)            (17.1)
    Other, net                                      0.3                1.6              (0.3)             (1.8)
  ----------------------------------------------------------------------------------------------------------------
  Income taxes                                   $  5.9            $  78.1           $  90.6           $  67.1
  ================================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                                    2000                       1999
   -----------------------------------------------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs                         $  44.8                     $   --
     Insurance reserves                                          306.3                      323.1
     Unrealized gains allocable to experience rated
       contracts                                                  32.5                         --
     Net unrealized capital losses                                  --                       90.5
     Investment losses                                             9.0                        1.3
     Postretirement benefits other than pensions                   5.8                       24.8
     Deferred compensation                                        65.6                       42.5
     Sale of individual life insurance business                     --                       44.9
     Other                                                        21.1                       23.7
   -----------------------------------------------------------------------------------------------
   Total gross assets                                            485.1                      550.8
   -----------------------------------------------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                                  623.3                         --
     Deferred policy acquisition costs                              --                      324.0
     Market discount                                               4.9                        6.5
     Net unrealized capital gains                                 46.3                         --
     Unrealized losses allocable to experience rated
       contracts                                                    --                       66.4
     Depreciation                                                  4.4                        3.5
     Sale of Individual life insurance business                   15.1                         --
     Excludable dividends                                          5.0                         --
     Other                                                        34.1                         --
   -----------------------------------------------------------------------------------------------
   Total gross liabilities                                       733.1                      400.4
   -----------------------------------------------------------------------------------------------
   Net deferred tax (liability) asset                          $(248.0)                    $150.4
   ===============================================================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2000 and 1999, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2000. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Lion through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

11. BENEFIT PLANS

    ALIAC, in conjunction with ING, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120 - month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amount that are tax-deductible. The accumulated benefit obligation and plan assets are recorded by ALIAC. As of the measurement date (i.e. December 13, 2000), fair value of plan assets exceed projected benefit obligations. Allocated pretax charges to operations for the former Aetna pension plan (based on the Company's total salary cost as a percentage of former Aetna's total salary cost) were $3.7 million and $6.6 million for the years ended December 31, 2000 and 1999, respectively. There were no charges in 1998 due to favorable plan asset performance.

    Effective January 1, 1999 ALIAC, in conjunction with former Aetna, changed the formula for providing pension benefits from the existing final average pay formula to a cash balance formula, which credits employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula will not have a material effect on ALIAC's results of operations, liquidity or financial condition.

    In addition to providing pension benefits, ALIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 45 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2000, 1999 and 1998 were $1.2 million, $2.1 million and $1.0 million, respectively.

    ALIAC, in conjunction with ING, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. December 13, 2000), the projected benefit obligation exceeded the fair value of plan assets. The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2000, 1999 and 1998 were $1.4 million, $2.1 million and $1.4 million, respectively.

    Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in certain investments are matched, up to 5% of compensation, by ING. Pretax charges to operations for former Aetna the incentive savings plan were $9.0 million, $7.7 million and $5.3 million in 2000, 1999 and 1998, respectively.

    Stock Plans--ALIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of ALIAC to ING America Insurance Holdings, Inc by former Aetna caused all outstanding stock options to vest immediately. The costs to the Company associated with the former Aetna stock plans for 2000, 1999 and 1998, were $2.7 million, $0.4 million and $4.2 million, respectively.

    During 2001, the benefits plans offered by ALIAC to its employees and agents will be transitioned to plans directly offered by ING. These plans are substantially similar to those offered by ALIAC, in conjunction with ING, and any differences are not expected to be material in nature.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING meets this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the three years ended December 31, 2000. The costs to Aeltus associated with the deferred incentive compensation plan for 2000, 1999 and 1998, were $42.2 million, $4.7 million and $3.1 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ALIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company Funds pay Aeltus or ALIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ALIAC and certain of the Funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ALIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $506.3 million, $424.2 million and $349.0 million in 2000, 1999 and 1998, respectively.

    CAPITAL TRANSACTIONS

    The Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO in 2000. In 1998, the Company received capital contributions in the form of cash of $9.3 million from HOLDCO. The Company received no capital contribution in 1999.

    Refer to Note 7 for dividends paid to HOLDCO.

    OTHER

    Premiums due and other receivables include $4.7 million and $10.5 million due from affiliates in 2000 and 1999, respectively. Other liabilities include $4.1 million and $1.9 million due to affiliates for 2000 and 1999, respectively.

    Former Aetna transferred to the Company $.4 million, $.8 million and $1.7 million based on its decision not to settle state tax liabilities for the years 2000, 1999 and 1998, respectively, as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual non-participation life insurance business, with the exception of certain supplementary contracts with reserves of $74.9 million and $81.9 million as of December 31, 2000 and 1999, respectively, was sold to Lincoln (refer to Note 3).

    The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $15.8 million, $17.9 million and $336.3 million and current and future benefits of $34.6 million, $8.6 million and $341.1 million, were assumed in 2000, 1999 and 1998, respectively. Investment income of $17.0 million was generated from a reinsurance loan to affiliate for the year ended December 31, 1998.

    Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. The premium amount related to this agreement was $2.0 million for 1998. This agreement was terminated effective October 1, 1998.

    Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life, (formerly an affiliate of the Company) to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $4.4 million in 1998. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $29.2 million and $33.4 million were maintained for this contract as of December 31, 2000 and 1999, respectively.

    The following table includes premium amounts ceded/assumed.

                                                             Ceded to      Assumed
                                                 Direct       Other       from Other      Net
   (Millions)                                    Amount     Companies     Companies      Amount
   ---------------------------------------------------------------------------------------------

               2000
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $366.6       $382.4        $ 15.8       $   --
     Accident and Health Insurance                 15.2         15.2            --           --
     Annuities                                    160.4          7.1           0.9        154.2
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $542.2       $404.7        $ 16.7       $154.2
   =============================================================================================

               1999
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $460.1       $478.0        $ 17.9       $   --
     Accident and Health Insurance                 33.4         33.4            --           --
     Annuities                                    111.5          4.9           0.9        107.5
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $605.0       $516.3        $ 18.8       $107.5
   =============================================================================================

               1998
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $166.8       $165.4        $340.6       $342.0
     Accident and Health Insurance                 16.3         16.3            --           --
     Annuities                                     80.8          2.9           1.5         79.4
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $263.9       $184.6        $342.1       $421.4
   =============================================================================================

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                              Investment
   Year ended December 31, 2000               Financial       Management      Discontinued
   (Millions) (1)                            Products (2)    Services (2)    Operations (2)    Other (2)      Total
   ------------------------------------------------------------------------------------------------------------------
   Revenue from external customers            $   692.1         $138.2                --        $(53.0)     $   777.3
   Net investment income                          905.8            2.8                --           3.8          912.4
   ------------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital (losses) gains                   $ 1,597.9         $141.0                --        $(49.2)     $ 1,689.7
   ==================================================================================================================
   Amortization of deferred policy
     acquisition costs                        $   115.6                                         $ 11.3      $   126.9
   ------------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)                    $    79.0         $  9.0                --        $ (4.0)     $    84.0
   ------------------------------------------------------------------------------------------------------------------
   Operating earnings (losses) (3)            $   204.7         $  9.7                --        $ (7.3)     $   207.1
   Net realized capital (losses) gains, net
     of tax                                       (23.1)           0.1                --            --          (23.0)
   ------------------------------------------------------------------------------------------------------------------
   Income (loss) from continuing operations       181.6            9.8                --          (7.3)         184.1
   Discontinued operations, net of tax:
     Amortization of deferred gain on
       sale (4)                                      --             --          $    5.7            --            5.7
   ------------------------------------------------------------------------------------------------------------------
   Net income (loss)                          $   181.6         $  9.8          $    5.7        $ (7.3)     $   189.8
   ==================================================================================================================
   Segment assets                             $54,117.7         $ 44.1          $2,991.2            --      $57,153.0
   ------------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets (5)            --             --                --        $  3.4      $     3.4
   ------------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                      --             --                --        $ 54.3      $    54.3
   ------------------------------------------------------------------------------------------------------------------

                  (1)   Year ended 2000 data reflects an aggregation of the
                        pre-acquisition period of the eleven months ended
                        November 30, 2000 and the post-acquisition period of one
                        month ended December 31, 2000.
                  (2)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (3)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.3 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                               Investment
Year ended December 31, 1999                   Financial       Management      Discontinued
(Millions)                                    Products (1)    Services (1)    Operations (1)    Other (1)      Total
----------------------------------------------------------------------------------------------------------------------
Revenue from external customers                $   551.1         $118.3                --        $(43.9)     $   625.5
Net investment income                              881.5            1.5                --           3.3          886.3
----------------------------------------------------------------------------------------------------------------------
Total revenue excluding net realized
  capital losses                               $ 1,432.6         $119.8                --        $(40.6)     $ 1,511.8
======================================================================================================================
Amortization of deferred policy
  acquisition costs                            $    93.4             --                --        $ 11.5      $   104.9
----------------------------------------------------------------------------------------------------------------------
Income taxes (benefits)                        $    87.5         $ 16.5                --        $(13.4)     $    90.1
----------------------------------------------------------------------------------------------------------------------
Operating earnings (losses) (2)                $   192.8         $ 28.1                --        $ (7.5)     $   213.4
Other item (3)                                        --             --                --         (17.5)         (17.5)
Net realized capital losses, net of tax            (14.0)            --                --            --          (14.0)
----------------------------------------------------------------------------------------------------------------------
Income (loss) from continuing operations           178.8           28.1                --         (25.0)         181.9
Discontinued operations, net of tax:
  Amortization of deferred gain on
    sale (4)                                          --             --          $    5.7            --            5.7
----------------------------------------------------------------------------------------------------------------------
Net income (loss)                              $   178.8         $ 28.1          $    5.7        $(25.0)     $   187.6
======================================================================================================================
Segment assets                                 $53,362.1         $ 36.6          $2,989.0            --      $56,387.7
----------------------------------------------------------------------------------------------------------------------
Expenditures for long-lived assets (5)                --             --                --        $  3.9      $     3.9
----------------------------------------------------------------------------------------------------------------------
Balance of long-lived assets                          --             --                --        $ 12.2      $    12.2
----------------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.2 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                             Investment
   Year ended December 31, 1998              Financial       Management      Discontinued
   (Millions)                               Products (1)    Services (1)    Operations (1)    Other (1)      Total
   -----------------------------------------------------------------------------------------------------------------
   Revenue from external customers           $   445.6         $96.7                 --        $(38.4)     $   503.9
   Net investment income                         865.3           1.5                 --           5.0          871.8
   -----------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital gains                           $ 1,310.9         $98.2                 --        $(33.4)     $ 1,375.7
   =================================================================================================================
   Amortization of deferred policy
     acquisition costs                       $    80.3            --                 --        $ 10.9      $    91.2
   -----------------------------------------------------------------------------------------------------------------
   Income Taxes (benefits)                   $    68.2         $14.7                 --        $(15.8)     $    67.1
   -----------------------------------------------------------------------------------------------------------------
   Operating earnings (2)                    $   171.0         $24.0                 --        $ (7.1)     $   187.9
   Other item (3)                                   --            --                 --         (22.4)         (22.4)
   Net realized capital gains, net of
     tax                                           7.3            --                 --            --            7.3
   -----------------------------------------------------------------------------------------------------------------
   Income from continuing operations             178.3          24.0                 --         (29.5)         172.8
   Discontinued operations, net of tax:
     Income from operations (4)                     --            --           $   61.8            --           61.8
     Immediate gain on sale (4)                     --            --               59.0            --           59.0
   -----------------------------------------------------------------------------------------------------------------
   Net income (loss)                         $   178.3         $24.0           $  120.8        $(29.5)     $   293.6
   =================================================================================================================
   Segment assets                            $44,367.4         $13.4           $2,946.4            --      $47,327.2
   -----------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets
     (5)                                            --            --                 --        $  6.4      $     6.4
   -----------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                     --            --                 --        $ 12.2      $    12.2
   -----------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the income from operations and the immediate gain on sale amounted to $32.1million and $29.3 million,
                        respectively.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

14. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into with or assumed from a former affiliate operating leases for office space. Since December 13, 2000, rent expense for these leases was immaterial. The future net minimum payments under noncancelable leases for 2001 through 2005 are estimated to be $25.5 million, $24.5 million, $21.5 million, $19.1 million and $16.3 million, respectively, and 29.9 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31,1998, the Company had off-balance sheet commitments to purchase investments of $68.7 million with an estimated fair value of $68.9 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

FORM NO. SAI. 75988-01                                        ALIAC ED. MAY 2001